                                               Registration No. 333-44176
                                               File No. 811-10071

                                                   UNITED STATES

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

Pre-Effective Amendment No. __                                 [   ]

Post-Effective Amendment No. 3                                 [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 3

                                         OPPENHEIMER EMERGING GROWTH FUND

                          (Exact Name of Registrant as Specified in Charter)

                      6803 South Tucson Way, Centennial, Colorado 80112-3924

                         (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                                               Robert G. Zack, Esq.
                                              OppenheimerFunds, Inc.

  Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008

                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
         [   ]    immediately upon filing pursuant to paragraph (b)
         [X]      on December 23, 2003 pursuant to paragraph (b)
         [   ]    60 days after filing pursuant to paragraph (a)(1)
         [   ]    on _______________ pursuant to paragraph (a)(1)
         [   ]    75 days after filing pursuant to paragraph (a)(2)
         [   ]    on _______________ pursuant to paragraph (a)(2) of

                 Rule 485.

If appropriate, check the following box:

       [   ] this  post-effective  amendment designates a new effective date for a previously  filed post-effective amendment.

Oppenheimer
Emerging Growth Fund

Prospectus dated December 23, 2003

Oppenheimer Emerging Growth Fund is a mutual fund. It seeks capital appreciation to make your investment grow. It emphasizes investments in common stocks of U.S.
companies  with  high  growth  potential,  with a focus on small  and  micro-cap issuers.

This Prospectus contains important  information about the Fund's objective,  its
investment   policies,   strategies  and  risks.  It  also  contains   important
information  about  how to buy and sell  shares  of the Fund and  other  account features.  Please read this Prospectus  carefully  before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and
Exchange Commission has not approved or disapproved
the Fund's securities nor has it determined that
this Prospectus is accurate or complete. It is a
criminal offense to represent otherwise.

                                                 (OppenheimerFunds logo)

CONTENTS

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies
Main Risks of Investing in the Fund
The Fund's Past Performance
Fees and Expenses of the Fund
About the Fund's Investments
How the Fund is Managed

ABOUT YOUR ACCOUNT

How to Buy Shares
Class A Shares
Class B Shares
Class C Shares
Class N Shares
Class Y Shares

Special Investor Services
AccountLink
PhoneLink
OppenheimerFunds Internet Website
Retirement Plans

How to Sell Shares
By Mail
By Telephone

How to Exchange Shares
Shareholder Account Rules and Policies
Dividends, Capital Gains and Taxes
Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in common stocks of
U.S.  companies that the portfolio  manager believes have  above-average  growth
rates.   These  may  be  newer   companies  or  established   companies  of  any
capitalization  range that the portfolio  manager believes have favorable growth rates. Such companies are often in the early growth ("emerging growth") phase of their business cycle,  which is a period typically  marked by rapid growth.  The
Fund  focuses on U.S.  companies  that have a market  capitalization  under $2.5 billion.  The Fund may buy  foreign  stocks as well,  principally  of issuers in developed market countries, but this is not a principal investment strategy.

HOW DOES  THE  PORTFOLIO  MANAGER  DECIDE  WHAT  SECURITIES  TO BUY OR SELL?  In
selecting  securities  for the Fund,  the  Fund's  portfolio  manager  looks for companies with high growth potential using  fundamental  analysis of a company's financial  statements,  interviews with management and analysis of the company's operations and product development,  as well as the industry of which the issuer is part. The portfolio manager also evaluates research on particular industries, market trends and general economic conditions.  In seeking broad diversification of the Fund's portfolio,  the portfolio manager currently searches primarily for stocks of companies having the following characteristics (although these factors may  change  over  time  and may  vary  in  different  cases):  o  Companies  in high-growth  market  sectors  and that  are  leaders  within  their  sectors,  o
Companies with  management  that has a proven ability to handle rapid growth,  o
Companies  with  innovative  products or services,  and o Companies with rapidly accelerating  earnings and what the portfolio  manager  believes are sustainable growth rates.

     The Fund may decide to sell a security in its  portfolio  if the company no longer exhibits one or more of these characteristics (which may change from time to time), or if the portfolio manager finds a better investment opportunity. The
Fund is not required to sell a small market  capitalization  security it owns if the market  capitalization of that security grows beyond what the Fund considers to be small.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking capital growth  over the long  term.  Those  investors  should be  willing to assume the greater risks of  short-term  share price  fluctuations  that are typical for an aggressive  growth fund.  The Fund does not seek  current  income and the income from its  investments  will likely be small, so it is not designed for investors needing current income.  Because of its focus on long-term growth,  the Fund may be appropriate for a portion of a retirement plan investment.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors  described below.  There is also the  risk  that  poor  security  selection  by the  Fund's  investment  adviser,
OppenheimerFunds, Inc. (the "Manager") will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS.  Stocks  fluctuate in price,  and their short-term volatility at times may be great.  Because the Fund invests  primarily in common stocks of U.S. companies,  the value of the Fund's portfolio will be affected by changes in the U.S.  stock  markets and the special  economic and other  factors that might  primarily  affect the prices of stocks.  Market risk will affect the
Fund's net asset  values per share,  which will  fluctuate  as the values of the
Fund's portfolio securities change. A variety of factors can affect the price of a particular  stock and the prices of  individual  stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer,  or  changes  in  government  regulations  affecting  the  issuer or its industry.

Industry and Sector Focus. At times the Fund may increase the relative  emphasis of its investments in a particular  industry or sector.  The prices of stocks of issuers in a  particular  industry  or sector may go up and down in  response to changes in economic conditions,  government  regulations,  availability of basic resources or supplies,  or other events that affect that industry or sector more than others.  To the extent that the Fund increases the relative emphasis of its investments in a particular  industry or sector,  its share values may fluctuate in response to events affecting that industry or sector.

Risks  of  Growth  Stocks.  Stocks  of  growth  companies,   particularly  newer
companies,  may offer  opportunities for greater long-term capital  appreciation but may be more volatile than stocks of larger, more established companies. They have  greater  risks if the  company's  earnings  growth or stock price fails to increase as expected

SPECIAL  RISKS  OF  SMALL-CAP  STOCKS.  The  Fund's  investment  focus is in the
securities  of  small  market  capitalization  companies,   including  micro-cap
issuers.  While these companies may offer greater  perceived  opportunities  for capital  appreciation  than larger,  more  established  companies,  they involve substantially greater risks of loss and price fluctuations. Small capitalization companies may have limited product lines or markets for their products,  limited access to financial  resources and less depth in  management  skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling a security of such  issuers  at an  acceptable  price,  especially  during  periods  of market volatility. That factor increases the potential for losses to the Fund. Also, it may take a  substantial  period of time  before  the Fund  realizes a gain on an investment in a small capitalization company, if it realizes any gain at all.

RISKS OF FOREIGN  INVESTING.  While foreign  securities offer special investment opportunities,  there are also special risks.  Although the Fund focuses on U.S.
companies,  there is no limit on the  amount of the  Fund's  assets  that may be invested  in  foreign  securities.  To the  extent  the Fund  invests in foreign securities, it will focus on developed countries, although emerging markets will not be excluded from  consideration.  The change in value of a foreign  currency against  the U.S.  dollar will  result in a change in the U.S.  dollar  value of foreign  securities.  Foreign issuers are not subject to the same accounting and disclosure  requirements  to which  U.S.  companies  are  subject.  The value of
foreign   investments   may  be  affected  by  exchange   control   regulations,
expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions,  changes in governmental economic or monetary policy in the U.S. or abroad,  or other political and economic  factors.  Securities in emerging market  countries may be more difficult to sell and their prices may be more volatile.

HOW RISKY IS THE FUND OVERALL?  The risks described above  collectively form the overall  risk  profile  of the Fund,  and can  affect  the  value of the  Fund's investments,  its investment  performance  and its prices per share.  Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no  assurance  that the Fund will achieve its investment objective.

     In the short term,  the markets for stocks in their  emerging  growth phase can be  volatile  (particularly  if the  company  has a small  or  micro  market capitalization)  and  the  prices  of the  Fund's  shares  can  go up  and  down substantially.  The  Fund  generally  does  not  seek  current  income  nor  use income-oriented investments to help cushion the Fund's total return from changes in stock prices.  Emerging growth stocks do not tend to pay dividends and so the
Fund's dividend income is likely to be small. In the OppenheimerFunds  spectrum, the Fund is generally an aggressive  investment vehicle,  designed for investors willing to assume greater risks in the hope of greater long-term returns.  It is likely to be subject to greater fluctuations in its share prices than funds that emphasize large  capitalization  stocks,  or funds that focus on both stocks and bonds.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of  investing in the
Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the full  calendar  years  since the  Fund's  inception  and by showing how the average annual total returns of the Fund's  shares,  both before and after taxes,  compare to those of broad-based market indices.  The after-tax returns for the other classes of shares will vary.

     The after-tax  returns are shown for Class A shares only and are calculated using the historical  highest  individual  federal  marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In  certain  cases,  the  figure  representing  "Return  After  Taxes on
Distributions  and Sale of Fund  Shares"  may be higher  than the  other  return figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption and  translates  into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions  mandated by regulation and your actual after-tax returns may differ from those shown,  depending on your  individual  tax  situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares
through   tax-deferred   arrangements  such  as  401(k)  plans  or  IRAs  or  to
institutional   investors  not  subject  to  tax.  The  Fund's  past  investment performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus  for data in bar chart showing the annual total return]

Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For  the  period  from  1/1/03  through  9/30/03,  the  cumulative  return  (not annualized) before taxes for Class A shares was 53.16%.

During the period shown in the bar chart,  the highest  return (not  annualized)
before  taxes for a calendar  quarter  was  35.54%  (2nd Qtr '01) and the lowest return (not annualized) before taxes for a calendar quarter was -27.52% (3rd Qtr
'01).

Average Annual Total Returns               1 year         5 years
for the period ended December 31, 2002               (or life of class if less)

  Class A Shares (inception 11/01/00)

  Return Before Taxes                       -40.42%            -22.02%
  Return After Taxes on Distributions       -40.42%            -22.06%
  Return After Taxes on Distributions and
  Sale of Fund Shares                       -24.61%            -17.08%

  Russell 2000 Index 1
  (reflects no deduction

  for fees, expenses or taxes)             -20.48%             -10.09%

  Russell 2000 Growth Index1 (reflects no

  deduction for fees, expenses or taxes)   -30.26%             -24.13%

  Class B Shares (inception 11/01/00)      -40.50%             -21.70%

  Class C shares (inception 11/01/00)      -38.02%             -20.54%

  Class N shares (inception 3/1/01)        -37.73%            -15.20% 2

  Class Y Shares (inception 11/01/00)      -36.50%             -19.60%

1.       From 10/31/00.

The Fund's average annual total returns include  applicable  sales charges:  for
Class A, the current  maximum  initial  sales charge of 5.75%;  for Class B, the contingent  deferred sales charge of 5% (1-year) and 3% (life of class); and for
Class C and Class N, the 1%  contingent  deferred  sales  charge  for the 1-year period.  There  is no  sales  charge  for  Class  Y.  The  returns  measure  the performance of a hypothetical  account and assume that all dividends and capital gains  distributions  have been reinvested in additional shares. The performance of the Fund's  Class A shares is compared to the Russell  2000 Index and Russell
2000 Growth Index,  unmanaged indices of small cap issuers and small cap issuers with above-average growth characteristics,  respectively.  The Index performance includes  reinvestment of income but does not reflect  transaction  costs, fees, expenses or taxes. The Fund's investments may vary from those in the indices.

Fees and Expenses of the Fund

The following  tables are provided to help you  understand the fees and expenses you may pay if you buy and hold  shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration,  distribution of its shares and other  services.  Those expenses are  subtracted  from the Fund's assets to  calculate  the Fund's net asset  values per share.  All  shareholders therefore pay those  expenses  indirectly.  Shareholders  pay other  transaction expenses  directly,  such as sales  charges.  The numbers below are based on the
Fund's expenses during its fiscal year ended October 31, 2003.

Shareholder Fees (charges paid directly from your investment):

---------------------------------------------- -------------- ------------ ------------- -------------- -------------

                                                  Class A       Class B      Class C        Class N       Class Y
                                                  Shares        Shares        Shares        Shares         Shares

---------------------------------------------- -------------- ------------ ------------- -------------- -------------
---------------------------------------------- -------------- ------------ ------------- -------------- -------------

Maximum Sales Charge (Load) on purchases (as       5.75%         None          None          None           None
% of offering price)

---------------------------------------------- -------------- ------------ ------------- -------------- -------------
---------------------------------------------- -------------- ------------ ------------- -------------- -------------

Maximum Deferred Sales Charge (Load) (as %
of the lower of the original offering price        None1          5%2          1%3            1%4           None
or redemption proceeds)

---------------------------------------------- -------------- ------------ ------------- -------------- -------------
---------------------------------------------- -------------- ------------ ------------- -------------- -------------

Redemption Fee (as a percentage or total           2.00%         2.00%        2.00%          2.00%         2.00%
redemption proceeds)5

---------------------------------------------- -------------- ------------ ------------- -------------- -------------

---------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------- ------------- ------------- -------------- ---------------- -----------
                                                Class A       Class B        Class C     Class N Shares   Class Y
                                                 Shares        Shares        Shares                         Shares
--------------------------------------------- ------------- ------------- -------------- ---------------- -----------
--------------------------------------------- ------------- ------------- -------------- ---------------- -----------
Management Fees                                  1.00%         1.00%          1.00%           1.00%         1.00%
--------------------------------------------- ------------- ------------- -------------- ---------------- -----------
--------------------------------------------- ------------- ------------- -------------- ---------------- -----------

Distribution and/or Service (12b-1) Fees         0.24%         1.00%          1.00%           0.50%          None

--------------------------------------------- ------------- ------------- -------------- ---------------- -----------
--------------------------------------------- ------------- ------------- -------------- ---------------- -----------

Other Expenses                                   0.53%         0.83%          0.65%           0.64%         0.15%

--------------------------------------------- ------------- ------------- -------------- ---------------- -----------
--------------------------------------------- ------------- ------------- -------------- ---------------- -----------

Total Annual Operating Expenses                  1.77%         2.83%          2.65%           2.14%         1.15%

--------------------------------------------- ------------- ------------- -------------- ---------------- -----------

Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The "Other
Expenses" in the table are based on, among other things, the fees the Fund would have  paid if the  transfer  agent had not  waived a portion  of its fee under a voluntary  undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes.  That  undertaking may be amended or withdrawn at any time. After the waiver,  the actual "Other Expenses" and "Total
Annual Operating Expenses" as percentages of average daily net assets were 0.48%
and  1.72% for  Class A  shares,  0.44% and 2.44% for Class B shares,  0.47% and
2.47%  for Class C  shares,  0.50%  and  2.00% for Class N shares  and 0.15% and
1.15%, respectively, for Class Y shares.

1. A contingent deferred sales charge may apply to redemptions of investments of
$1 million or more  ($500,000 for certain  retirement  plan accounts) of Class A shares. See "How to Buy Shares" for details.

2. Applies to redemptions in first year after purchase.  The contingent deferred sales charge  gradually  declines  from 5% to 1% in years one through six and is eliminated after that.

3. Applies to shares redeemed within 12 months of purchase.

4.  Applies to shares  redeemed  within 18 months of a  retirement  plan's first purchase of Class N shares.

5. The  redemption  fee applies to the proceeds of Fund shares that are redeemed
(either by selling or exchanging to another  Oppenheimer fund) within 30 days of their  purchase.  See  "How to Sell  Shares"  for more  information  on when the redemption fee will apply.

EXAMPLES.  The  following  examples are intended to help you compare the cost of investing  in the Fund with the cost of investing  in other  mutual  funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

     The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  that you keep your  shares.  Both examples also assume that your investment has a 5% return each year and that the class's  operating  expenses remain the same. Your actual costs may be higher or lower because  expenses  will vary over time.  Based on these  assumptions  your expenses would be as follows:

---------------------------------- --------------------- -------------------- ------------------- -------------------
     If shares are redeemed:              1 Year               3 Years             5 Years             10 Years
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class A Shares                             $745                $1,100               $1,479              $2,539

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class B Shares                             $786                $1,177               $1,694             $2,6711

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class C Shares                             $368                 $823                $1,405              $2,983

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class N Shares                             $317                 $670                $1,149              $2,472

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class Y Shares                             $117                 $365                 $633               $1,398

---------------------------------- --------------------- -------------------- ------------------- -------------------

---------------------------------- --------------------- -------------------- ------------------- -------------------
If shares are not redeemed:               1 Year               3 Years             5 Years             10 Years
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class A Shares                             $745                $1,100               $1,479              $2,539

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class B Shares                             $286                 $877                $1,494             $2,6711

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class C Shares                             $268                 $823                $1,405              $2,983

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class N Shares                             $217                 $670                $1,149              $2,472

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class Y Shares                             $117                 $365                 $633               $1,398

---------------------------------- --------------------- -------------------- ------------------- -------------------

In the first example,  expenses include the initial sales charge for Class A and the applicable  Class B, Class C and Class N contingent  deferred sales charges.
In the second example,  the Class A expenses include the sales charge, but Class
B,  Class C and  Class N  expenses  do not  include  contingent  deferred  sales charges. There is no sales charge on Class Y shares.

1. Class B expenses  for years 7 through 10 are based on Class A expenses  since
Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund's portfolio  among  different  investments  will  vary over  time  based  upon the
Manager's  evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different  types of investments  described in this
Prospectus.  The  Statement of  Additional  Information  contains  more detailed information about the Fund's investment policies and risks.

Stock Investments. The Fund will emphasize investments in common stocks that the
Manager  believes  have growth  potential.  They may be newer  companies or more established  companies  entering a growth cycle.  Some growth  companies tend to retain a large part of their earnings for research, development or investment in capital assets.  Therefore,  they do not emphasize paying dividends, and may not pay any dividends for some time.  Other stocks are  considered  "growth"  stocks because the  company is  experiencing  growth in  earnings  or income.  They are selected for the Fund's portfolio  because the Manager believes the price of the stock will increase over time.

Small Capitalization Stock Investments.  The Fund may, from time to time, invest a substantial portion of its assets in small capitalization companies, including those that have been in  operation  for a  relatively  short  period.  Small-cap companies tend to be companies that are developing new products or services that the Manager believes have relatively favorable prospects,  or that are expanding into new and growing  markets.  Emerging growth companies may offer new products or services  that might  enable them to capture a dominant or  important  market position.  They may have a special area of expertise or the  capability  to take advantage  of  changes in  demographic  factors  in a more  profitable  way than larger, more established companies.

While smaller capitalization companies may have potential for rapid growth, they often are subject to higher risks because they lack the  managerial  experience, financial  resources,  product  diversification  and  competitive  strengths  of larger,  more  established  companies.  In  addition,  in  many  instances,  the securities  of smaller  companies are traded  over-the-counter  or on a regional securities exchange,  where the frequency and volume of trading is substantially less than is typical  for  securities  of larger  companies  traded on  national securities  exchanges.  Therefore,  the  securities of smaller  companies may be subject to wider price  fluctuations and may be less liquid. If the Fund were to try to sell large positions in small-cap  stocks,  it might have to sell them at discounts  from quoted prices or might have to make a series of small sales over an extended period of time that might result in less favorable  prices than in a block sale.

Portfolio  Turnover.  The Fund can engage in short-term  trading while trying to achieve its objective,  and may have a high portfolio turnover rate, that is, in excess of 100% annually.  Portfolio  turnover  affects  brokerage costs the Fund pays.  Increased  portfolio  turnover  creates higher  brokerage and transaction costs for the Fund (and may reduce  performance).  If the Fund realizes  capital gains when it sells its  portfolio  investments,  it must  ultimately  pay those gains out to shareholders, increasing their taxable distributions. The Financial
Highlights  table  at the end on this  Prospectus  shows  the  Fund's  portfolio turnover rates during prior fiscal years.

Can the Fund's  Investment  Objective and Policies  Change?  The Fund's Board of
Trustees can change  non-fundamental  investment  policies  without  shareholder approval,  although  significant changes will be described in amendments to this
Prospectus.  Fundamental  policies  cannot be changed  without the approval of a majority  of  the  Fund's  outstanding  voting  shares.  The  Fund's  investment objective  is a  fundamental  policy.  Other  investment  restrictions  that are fundamental policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental  unless this Prospectus or the Statement of
Additional Information says that it is.

OTHER INVESTMENT  STRATEGIES.  To seek its objective,  the Fund can also use the investment  techniques and strategies described below. The Fund might not always use all of the different  types of techniques and investments  described  below.
These  techniques have risks,  although some are designed to help reduce overall investment or market risks.

Other Equity Securities. While the Fund emphasizes investments in common stocks, it can also buy preferred  stocks and securities  convertible into common stock.
The Manager  considers some  convertible  securities to be "equity  equivalents"
because of the conversion  feature and in that case their credit rating has less impact  on the  Manager's  investment  decision  than in the case of other  debt securities.

Investing in Special Situations.  At times the Fund might invest in companies to try  to  benefit  from  what  the  portfolio  manager  perceives  to be  special situations.  These  may be  mergers,  reorganizations  or other  unusual  events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the security.  The Fund's  investment  might not produce the expected gains or could incur a loss for the portfolio.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable  price.  Restricted  securities may have terms that limit their  resale to other  investors or may require  registration  under applicable  securities laws before they may be sold publicly.  The Fund will not invest  more than 15% of its net assets in illiquid  or  restricted  securities.
Certain  restricted  securities  that  are  eligible  for  resale  to  qualified institutional  purchasers  may not be subject to that  limit.  Lack of  investor interest  by  qualified  institutional  purchasers  may  cause  such  restricted securities  to become  illiquid.  The  Manager  monitors  holdings  of  illiquid securities  on an ongoing  basis to  determine  whether to sell any  holdings to maintain adequate liquidity.

Derivative  Investments.  The Fund can invest in a number of different  kinds of
"derivative"  investments.  In general  terms,  a  derivative  investment  is an investment  contract whose value depends on (or is derived from) the value of an underlying  asset,  interest  rate or index.  In the  broadest  sense,  options, futures  contracts,  and other  hedging  instruments  the Fund  might use may be considered "derivative" investments.  Derivatives may increase the volatility of the Fund's share prices or cause investment  losses.  Hedging.  The Fund can buy and sell futures contracts,  put and call options, and forward contracts.  These are all referred to as "hedging  instruments."  The Fund does not  currently use hedging  extensively or for  speculative  purposes.  It has limits on its use of hedging instruments and is not required to use them in seeking its objective.

Some of  these  strategies  would  hedge  the  Fund's  portfolio  against  price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

There are also special risks in particular hedging  strategies.  Options trading involves  the payment of premiums and can increase  portfolio  turnover.  If the
Manager used a hedging  instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return.

Temporary  Defensive  and Interim  Investments.  In times of unstable or adverse market or economic  conditions,  the Fund can invest up to 100% of its assets in temporary defensive investments.  Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S.
Government securities,  or repurchase agreements ("cash investments").  The Fund could also invest in cash  investments  pending the  investment of proceeds from the  sale  of  Fund  shares  or  portfolio  securities  or to  meet  anticipated redemptions  of Fund  shares.  To the extent  the Fund  invests  defensively  or otherwise in cash investments,  it might not achieve its investment objective of capital appreciation.

How the Fund Is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and  handles  its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  advisor since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $135 billion in assets as of September 30, 2003,  including  other  Oppenheimer  funds with more than 7 million  shareholder  accounts.  The  Manager is located at Two World  Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Portfolio Manager.  The portfolio manager of the Fund is Laura Granger.  She has been the person  primarily  responsible  for the  day-to-day  management  of the
Fund's  portfolio  since its  inception.  She has been a Vice  President  of the
Manager  since  joining  the  Manager  in  October  2000.  Previously  she was a
portfolio manager at Fortis Advisors from July 1998 through October 2000.

Advisory Fees. Under the investment  advisory agreement that take effect January
1, 2004,  the Fund pays the Manager an advisory fee that  declines as the Fund's assets grow: 1.00% of the first $200 million of average net assets; 0.95% of the next $200 million;  0.90% of the next $200 million;  and 0.85% of average annual net assets  over $600  million.  Prior to  January  1,  2004,  the Fund pays the
Manager an advisory fee at an annual rate with slightly  different  breakpoints, as follows:  1.00% of the first $500 million of average annual net assets; 0.90%
of the next $500  million;  and  0.85% of  average  annual  net  assets  over $1 billion.  The  advisory  fee paid by the Fund to the  Manager in its last fiscal year was 1.00% of average  annual net assets (which was also the amount the Fund would have paid to the Manager under the new advisory agreement).

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares  several ways, as described  below.  The Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc.,  may  appoint  servicing  agents to accept purchase (and redemption) orders. The Distributor,  in its sole discretion,  may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial  institution that has a sales agreement with the Distributor.  Your dealer will place your order with the Distributor on your behalf.

Buying Shares Through the Distributor.  Complete an OppenheimerFunds New Account
Application and return it with a check payable to "OppenheimerFunds Distributor,
Inc." Mail it to P.O.  Box 5270,  Denver,  Colorado  80217.  If you don't list a dealer on the application,  the Distributor will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is  appropriate  for you.

o Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the  Distributor's  Wire Department at 1.800.225.5677 to notify the
Distributor of the wire and to receive further instructions.

o Buying Shares Through OppenheimerFunds  AccountLink. With AccountLink, you pay
for shares by electronic  funds  transfers  from your bank  account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated  Clearing House (ACH) system.  You can provide those  instructions automatically,  under an Asset Builder Plan,  described  below,  or by telephone instructions  using  OppenheimerFunds  PhoneLink,  also described below.  Please refer to "AccountLink," below for more details.

o Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically  each  month  from  your  account  at a bank  or  other  financial institution  under an Asset  Builder Plan with  AccountLink.  Details are in the
Asset Builder Application and the Statement of Additional Information.

WHAT IS THE MINIMUM  AMOUNT YOU MUST  INVEST?  In most  cases,  you can buy Fund shares  with  a  minimum  initial  investment  of  $1,000  and  make  additional investments  at any time  with as  little as $50.  There  are  reduced  minimums available under the following special investment plans:

o If you  establish  one of the many  types of  retirement  plan  accounts  that
OppenheimerFunds  offers,  more fully  described  below under "Special  Investor
Services," you can start your account with as little as $500.

o By using an Asset Builder Plan or Automatic  Exchange Plan (details are in the
Statement of Additional Information), or government allotment plan, you can make subsequent  investments  (after  making the initial  investment  of $500) for as little as $50.  For any type of  account  established  under one of these  plans prior to November 1, 2002, the minimum additional investment will remain $25.

o The minimum  investment  requirement  does not apply to reinvesting  dividends from  the  Fund or  other  Oppenheimer  funds  (a list  of them  appears  in the
Statement  of  Additional  Information,  or you can ask your  dealer or call the
Transfer Agent), or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price which is the net asset value per share plus any initial  sales charge that  applies.  The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado,  or after any agent  appointed by the
Distributor  receives the order.

Net Asset Value.  The Fund  calculates the net
asset value of each class of shares as of the close of The New York

Stock  Exchange ("the  Exchange"),  on each day the Exchange is open for trading
(referred  to in this  Prospectus  as a "regular  business  day").  The Exchange normally closes at 4:00 P.M.,  Eastern time, but may close earlier on some days.
All references to time in this Prospectus mean "Eastern time."

The net asset value per share is  determined by dividing the value of the Fund's net  assets  attributable  to a class by the number of shares of that class that are outstanding.  To determine net asset value, the Fund's Board of Trustees has established  procedures  to value the Fund's  securities,  in general,  based on market value. The Board has adopted special  procedures for valuing illiquid and restricted  securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

If, after the close of the principal market on which a security held by the Fund is traded,  and before the time the Fund's  securities  are priced  that day, an event  occurs that the Manager  deems  likely to cause a material  change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the Board's  review,  to ascertain a fair value for such security.  A security's  valuation  may differ  depending on the method used for  determining value.

The  Offering  Price.  To receive the offering  price for a particular  day, the
Distributor  or its  designated  agent must  receive  your order by the time the
Exchange  closes that day. If your order is received on a day when the  Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer.  If you buy shares  through a dealer,  your dealer must receive  the  order  by  the  close  of  the  Exchange  and  transmit  it to the
Distributor so that it is received before the Distributor's close of business on a regular  business  day  (normally  5:00 P.M.) to receive  that day's  offering
price,   unless  your  dealer  has  made  alternative   arrangements   with  the
Distributor.  Otherwise,  the order will receive the next offering price that is determined.

WHAT  CLASSES OF SHARES DOES THE FUND  OFFER?  The Fund  offers  investors  five
different  classes  of  shares.   The  different  classes  of  shares  represent
investments in the same portfolio of securities,  but the classes are subject to different  expenses and will likely have  different  share prices.  When you buy shares,  be sure to specify  the class of shares.  If you do not choose a class, your investment will be made in Class A shares.

Class A Shares.  If you buy Class A shares,  you pay an initial sales charge (on investments up to $1 million for regular  accounts or lesser amounts for certain retirement  plans).  The amount of that sales charge will vary  depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A
Shares?" below.

Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your shares  within 6 years of buying them,  you will  normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares,  as described in "How Can You Buy Class B Shares?"
below.

Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your shares within 12 months of buying them,  you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?"
below.

Class N  Shares.  If you buy  Class N shares  (available  only  through  certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the  retirement  plan's  first  purchase  of  Class N  shares,  you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class
N Shares?" below.

Class Y  Shares.  Class Y  shares  are  offered  only to  certain  institutional investors that have a special agreement with the Distributor.

WHICH  CLASS OF SHARES  SHOULD YOU  CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your  investment.  If your  goals  and  objectives change  over  time  and you  plan to  purchase  additional  shares,  you  should re-evaluate those factors to see if you should consider another class of shares.
The Fund's operating costs that apply to a class of shares and the effect of the different  types of sales charges on your  investment  will vary your investment results over time.

     The  discussion  below  is  not  intended  to  be  investment  advice  or a recommendation,  because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,  these examples are based on  approximations  of the effects of current  sales  charges and expenses projected over time, and do not detail all of the  considerations in selecting a class of shares.  You should analyze your options  carefully with your financial advisor  before  making  that  choice.  How  Long Do You  Expect  to  Hold  Your
Investment?  While future  financial  needs cannot be predicted with  certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.  Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest.  For  example,  the reduced sales charges available for larger purchases of Class A shares may, over time,  offset the effect of paying an initial  sales charge on your  investment, compared  to the effect  over time of higher  class-based  expenses on shares of
Class B, Class C or Class N. For retirement plans that qualify to purchase Class
N shares,  Class N shares will generally be more  advantageous  than Class B and
Class C shares.

o  Investing  for the  Shorter  Term.  While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your  shares for not more than six  years),  you should most likely invest in Class A or Class C shares rather than Class B shares.  That is because of the  effect of the Class B  contingent  deferred  sales  charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment return for that class in the short-term.  Class C shares might be the  appropriate  choice  (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares,  and the  contingent deferred  sales charge does not apply to amounts you sell after holding them one year.

However,  if you plan to invest more than $100,000 for the shorter term, then as your investment  horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based sales charge on Class C shares  will have a greater  impact on your  account  over the longer  term than the  reduced  front-end  sales  charge  available  for  larger purchases of Class A shares.

And for  non-retirement  plan  investors  who invest $1 million or more, in most cases Class A shares will be the most  advantageous  choice,  no matter how long you intend to hold your shares. For that reason,  the Distributor  normally will not accept  purchase  orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o Investing for the Longer Term. If you are investing less than $100,000 for the longer-term,  for  example for  retirement,  and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You?  Some  account features  may not be  available  to Class B,  Class C and Class N  shareholders.
Other  features  may not be advisable  (because of the effect of the  contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully  review how you plan to use your investment  account before deciding which class of shares to buy.

Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the  additional  expenses borne by those classes that are not borne by Class A or Class Y  shares,  such as the  Class B,  Class C and Class N asset-based  sales charge  described  below and in the  Statement of  Additional
Information.  Share  certificates are only available for Class A shares.  If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes  Affect  Payments to Your Broker?  A financial  advisor may receive different  compensation for selling one class of shares than for selling another  class.  It is important  to remember  that Class B, Class C and Class N contingent  deferred sales charges and  asset-based  sales charges have the same purpose as the front-end sales charge on sales of Class A shares:  to compensate the  Distributor  for  concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to  securities  dealers or financial  institutions  based upon  the  value  of  shares  of the  Fund  owned  by the  dealer  or  financial institution for its own account or for its customers.

SPECIAL SALES CHARGE  ARRANGEMENTS  AND WAIVERS.  Appendix B to the Statement of
Additional  Information  details the  conditions for the waiver of sales charges that apply in certain  cases,  and the special  sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the  Distributor  when  purchasing shares or the  Transfer  Agent when  redeeming  shares that a special  condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases,  described  below,  purchases are not subject to an initial sales charge, and the  offering  price will be the net asset value.  In other  cases,  reduced sales  charges may be  available,  as  described  below or in the  Statement  of
Additional Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

     The sales charge varies depending on the amount of your purchase. A portion of the sales  charge may be retained by the  Distributor  or  allocated  to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers.  The current sales charge rates and  concessions  paid to dealers and brokers are as follows:

  -------------------------------------------- ---------------------- ---------------------- ----------------------
  Amount of Purchase                           Front-End Sales        Front-End Sales        Concession As
                                               Charge As a            Charge As a
                                               Percentage of          Percentage of Net      Percentage of
                                               Offering Price         Amount Invested        Offering Price
  -------------------------------------------- ---------------------- ---------------------- ----------------------
  -------------------------------------------- ---------------------- ---------------------- ----------------------
  Less than $25,000                                    5.75%                  6.10%                  4.75%
  -------------------------------------------- ---------------------- ---------------------- ----------------------
  -------------------------------------------- ---------------------- ---------------------- ----------------------
  $25,000 or more but less than $50,000                5.50%                  5.82%                  4.75%
  -------------------------------------------- ---------------------- ---------------------- ----------------------
  -------------------------------------------- ---------------------- ---------------------- ----------------------
  $50,000 or more but less than $100,000               4.75%                  4.99%                  4.00%
  -------------------------------------------- ---------------------- ---------------------- ----------------------
  -------------------------------------------- ---------------------- ---------------------- ----------------------
  $100,000 or more but less than $250,000              3.75%                  3.90%                  3.00%
  -------------------------------------------- ---------------------- ---------------------- ----------------------
  -------------------------------------------- ---------------------- ---------------------- ----------------------
  $250,000 or more but less than $500,000              2.50%                  2.56%                  2.00%
  -------------------------------------------- ---------------------- ---------------------- ----------------------
  -------------------------------------------- ---------------------- ---------------------- ----------------------
  $500,000 or more but less than $1 million            2.00%                  2.04%                  1.60%
  -------------------------------------------- ---------------------- ---------------------- ----------------------

Can You Reduce Class A Sales Charges?  You may be eligible to buy Class A shares at reduced  sales charge  rates under the Fund's  "Right of  Accumulation"  or a
Letter of Intent,  as described in "Reduced  Sales  Charges" in the Statement of
Additional Information.

Class A Contingent  Deferred  Sales Charge.  There is no initial sales charge on purchases  of  Class  A  shares  of any one or  more  of the  Oppenheimer  funds aggregating  $1 million or more, or on purchases of Class A shares of any one or more of the Oppenheimer funds by certain retirement plans that satisfied certain requirements  prior to  March 1,  2001  ("grandfathered  retirement  accounts").
However,  those Class A shares may be subject to a Class A  contingent  deferred sales  charge,  as  described  below.  Qualified  retirement  plans  (other than grandfathered  retirement  accounts,  single 401(k)  plans,  SEP IRAs and SIMPLE
IRAs) are not permitted to purchase Class A shares that are subject to a Class A contingent  deferred  sales  charge.  The  Distributor  pays  dealers  of record concessions  in an amount equal to 1.0% of purchases of $1 million or more other
than  by  grandfathered   retirement  accounts.  For  grandfathered   retirement
accounts,  the  concession is 0.75% of the first $2.5 million of purchases  plus
0.25% of purchases in excess of $2.5  million.  In either case,  the  concession will not be paid on  purchases  of shares by  exchange  or that were  previously subject to a front-end sales charge and dealer concession.

If you redeem any of those shares within an 18-month  "holding  period" measured from  the  beginning  of the  calendar  month of their  purchase,  a  contingent deferred  sales charge  (called the "Class A contingent  deferred sales charge")
may be deducted from the redemption proceeds. That sales charge will be equal to
1.0% of the lesser of:

o the aggregate net asset value of the redeemed shares at the time of redemption
(excluding  shares  purchased  by  reinvestment  of  dividends  or capital  gain distributions) or

o the original net asset value of the redeemed shares.

The Class A  contingent  deferred  sales  charge  will not exceed the  aggregate amount of the concessions  the Distributor  paid to your dealer on all purchases of Class A shares of all  Oppenheimer  funds you made that were  subject  to the
Class A contingent deferred sales charge.

Purchases  by Certain  Retirement  Plans.  There is no initial  sales  charge on purchases of Class A shares of any one or more  Oppenheimer  funds by retirement plans that have $10 million or more in plan assets and that have  entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks,  broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class
A shares by those  retirement  plans from its own resources at the time of sale, subject to certain  exceptions  as  described  in the  Statement  of  Additional
Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset  value per share without an initial sales charge.  However,  if Class B shares are redeemed within six years from the beginning of the calendar month of their  purchase,  a contingent deferred sales charge will be deducted from the redemption  proceeds.
The  Class  B  contingent  deferred  sales  charge  is paid  to  compensate  the
Distributor for its expenses of providing  distribution-related  services to the
Fund in connection with the sale of Class B shares.

     The amount of the  contingent  deferred  sales  charge  will  depend on the number  of years  since you  invested  and the  dollar  amount  being  redeemed, according to the following  schedule for the Class B contingent  deferred  sales charge holding period:

Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in
was Accepted                                                That Year (As % of Amount Subject to Charge)

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
More than 6                                                 None
----------------------------------------------------------- --------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent deferred sales  charge,  all  purchases  are  considered  to have  been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically  convert to
Class A shares 72 months  after  you  purchase  them.  This  conversion  feature relieves Class B shareholders  of the  asset-based  sales charge that applies to
Class B shares under the Class B Distribution and Service Plan, described below.
The conversion is based on the relative net asset value of the two classes,  and no sales load or other charge is imposed.  When any Class B shares that you hold convert,  any other Class B shares that were acquired by  reinvesting  dividends and  distributions  on the converted shares will also convert to Class A shares.
For further information on the conversion feature and its tax implications,  see
"Class B Conversion" in the Statement of Additional Information.

How Can you Buy Class C Shares?  Class C shares are sold at net asset  value per share without an initial sales charge.  However,  if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class C shares.

HOW  CAN YOU BUY  CLASS  N  SHARES?  Class N  shares  are  offered  for  sale to retirement  plans  (including  IRAs and 403(b) plans) that purchase  $500,000 or more of Class N shares of one or more  Oppenheimer  funds or to group retirement plans (which do not include IRAs and 403(b)  plans) that have assets of $500,000 or more or 100 or more  eligible  participants.  See  "Availability  of  Class N shares" in the Statement of Additional Information for other circumstances where
Class N shares are available for purchase.

     Class N shares are sold at net asset value without an initial sales charge.
A contingent  deferred  sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

o The group  retirement  plan is terminated or Class N shares of all Oppenheimer funds are terminated as an

investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or

o With respect to an IRA or 403(b) plan,  Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

     Retirement  plans  that offer  Class N shares  may  impose  charges on plan participant  accounts.  The  procedures  for  buying,  selling,  exchanging  and transferring  the  Fund's  other  classes of shares  (other  than the time those orders must be received by the  Distributor  or Transfer  Agent in Colorado) and
the special account features  applicable to purchasers of those other classes of shares  described  elsewhere in this  Prospectus  do not apply to Class N shares offered  through a group  retirement  plan.  Instructions  for buying,  selling, exchanging or  transferring  Class N shares offered  through a group  retirement plan must be submitted by the plan, not by plan  participants  for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge  directly to  institutional  investors  that have special agreements  with the Distributor  for this purpose.  They may include  insurance
companies,   registered   investment   companies  and  employee  benefit  plans.
Individual investors cannot buy Class Y shares directly.

     An  institutional  investor  that buys  Class Y shares  for its  customers'
accounts  may impose  charges on those  accounts.  The  procedures  for  buying, selling,  exchanging and  transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at  their  Colorado  office)  and the  special  account  features  available  to investors  buying those other  classes of shares do not apply to Class Y shares.
Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted  by the  institutional  investor,  not by its  customers  for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares.  It reimburses the  Distributor  for a portion of its costs incurred for services  provided to accounts that hold Class A shares.  Reimbursement  is made quarterly  at an annual rate of up to 0.25% of the average  annual net assets of
Class A shares of the Fund. The Distributor  currently uses all of those fees to pay dealers,  brokers,  banks and other  financial  institutions  quarterly  for providing  personal  service and maintenance of accounts of their customers that hold  Class A  shares.  With  respect  to  Class A shares  subject  to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the  Distributor  pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor  retains the first year's  service  fee paid by the  Fund.  After  the  shares  have  been  held by grandfathered  retirement  accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund
has  adopted  Distribution  and  Service  Plans for Class B, Class C and Class N
shares to pay the Distributor  for its services and costs in distributing  Class
B, Class C and Class N shares and servicing accounts.  Under the plans, the Fund pays the Distributor an annual  asset-based sales charge of 0.75% on Class B and
Class C shares  and 0.25% on Class N shares.  The  Distributor  also  receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

The  asset-based  sales  charge and service  fees  increase  Class B and Class C expenses  by 1.0% and  increase  Class N expenses by 0.50% of the net assets per year of the  respective  class.  Because  these  fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The  Distributor  uses the service  fees to  compensate  dealers  for  providing personal services for accounts that hold Class B, Class C or Class N shares. The
Distributor  normally  pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.  The  Distributor  retains the  service  fees for  accounts  for which it renders the required personal services.

The Distributor currently pays a sales concession of 3.75% of the purchase price of  Class B  shares  to  dealers  from  its own  resources  at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class B shares  is  therefore
4.00% of the  purchase  price.  The  Distributor  normally  retains  the Class B asset-based  sales  charge.  See the  Statement of  Additional  Information  for exceptions.

The Distributor currently pays a sales concession of 0.75% of the purchase price of  Class C  shares  to  dealers  from  its own  resources  at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class C shares  is  therefore
1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.  The  Distributor  normally  retains the  asset-based  sales charge on Class C shares  during the first year  after the  purchase  of Class C shares. See the Statement of Additional Information for exceptions.

The Distributor currently pays a sales concession of 0.75% of the purchase price of  Class N  shares  to  dealers  from  its own  resources  at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class N shares  is  therefore
1.0% of the purchase  price.  The Distributor  normally  retains the asset-based sales charge on Class N shares. See the Statement of Additional  Information for exceptions.

Under certain circumstances,  the Distributor will pay the full Class B, Class C or Class N asset-based  sales charge and service fee to the dealer  beginning in the first year after  purchase  of such  shares in lieu of paying the dealer the sales  concession and the advance of the first year's service fee at the time of purchase.

Special Investor Services

ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an  account  at a U.S.  bank  or  other  financial  institution.  It  must be an
Automated Clearing House (ACH) member. AccountLink lets you:

o transmit  funds  electronically  to purchase  shares by  telephone  (through a service  representative  or by PhoneLink) or  automatically  under Asset Builder
Plans, or

o have the Transfer  Agent send  redemption  proceeds or transmit  dividends and distributions directly to your bank account.  Please call the Transfer Agent for more information.

     You may  purchase  shares by  telephone  only after your  account  has been established.  To purchase  shares in amounts up to $250,000  through a telephone representative,  call the Distributor at  1.800.225.5677.  The purchase  payment will be debited from your bank account.

     AccountLink  privileges  should be  requested on your  Application  or your dealer's settlement  instructions if you buy your shares through a dealer. After your account is established,  you can request AccountLink  privileges by sending signature-guaranteed  instructions  and  proper  documentation  to the  Transfer
Agent.  AccountLink  privileges  will  apply to each  shareholder  listed in the registration on your account as well as to your dealer  representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change  of  bank  account  information  must  be  made  by  signature-guaranteed instructions  to the  Transfer  Agent  signed  by all  shareholders  who own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system that enables shareholders to perform a number of account  transactions  automatically using a touch-tone  phone.  PhoneLink  may be used on  already-established  Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.

Purchasing  Shares.  You may purchase shares in amounts up to $100,000 by phone, by calling  1.800.225.5677.  You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging  Shares.  With the  OppenheimerFunds  Exchange  Privilege,  described below, you can exchange shares  automatically by phone from your Fund account to another  OppenheimerFunds  account you have already  established  by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone  automatically by calling the
PhoneLink  number  and  the  Fund  will  send  the  proceeds  directly  to  your
AccountLink  bank  account.  Please  refer to "How to Sell  Shares,"  below  for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS BY FAX? You may send  requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.225.5677 for information about which transactions may be handled this way.  Transaction  requests  submitted  by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account  balance,  on the  OppenheimerFunds  Internet  website,  at
www.oppenheimerfunds.com.  Additionally,  shareholders  listed  in  the  account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform  account  transactions or obtain  account  information  online,  you must  first  obtain a user  I.D.  and password  on  that  website.  If  you do  not  want  to  have  Internet  account transaction  capability  for your  account,  please call the  Transfer  Agent at
1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares  automatically  or exchange them to another  OppenheimerFunds account on a regular  basis.  Please  call the  Transfer  Agent or  consult  the
Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE.  If you  redeem  some or all of your  Class A or  Class
Bshares of the Fund,  you have up to six months to  reinvest  all or part of the redemption  proceeds  in Class A shares of the Fund or other  Oppenheimer  funds without  paying a sales charge.  This  privilege  applies only to Class A shares that you purchased  subject to an initial sales charge and to Class A or Class B shares on which you paid a  contingent  deferred  sales charge when you redeemed them.  This privilege does not apply to Class C, Class N or Class Y shares.  You must be sure to ask the  Distributor  for this  privilege  when  you  send  your payment.

     RETIREMENT  PLANS.  You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer,  the plan trustee or  administrator  must buy the shares for your plan  account.  The
     Distributor  also  offers a  number  of  different  retirement  plans  that individuals and employers can use:  Individual  Retirement Accounts (IRAs).
     These  include  regular  IRAs,  Roth IRAs,  SIMPLE IRAs and rollover  IRAs.
     SEP-IRAs.  These  are  Simplified  Employee  Pension  Plan  IRAs for  small business owners or self-employed  individuals.  403(b)(7)  Custodial Plans.
     These  are  tax-deferred   plans  for  employees  of  eligible   tax-exempt
     organizations,  such as schools,  hospitals and  charitable  organizations.
     401(k) Plans.  These are special  retirement plans for businesses.  Pension and  Profit-Sharing  Plans.  These plans are  designed for  businesses  and self-employed individuals.

     Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

     You can sell  (redeem)  some or all of your shares on any regular  business day. Your shares will be sold at the next net asset value  calculated after your order is received in proper form (which means that it must comply with the procedures  described below) and is accepted by the Transfer Agent. The
     Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis.
     If you have questions about any of these procedures,  and especially if you are redeeming  shares in a special  situation,  such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

     The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed
(either by selling or exchanging to another  Oppenheimer fund) within 30 days of their  purchase.  The  redemption  fee is paid to the Fund,  and is  intended to offset  the  trading  costs,  market  impact  and other  costs  associated  with short-term money movements in and out of the Fund. The redemption fee is imposed to the extent that Fund shares  redeemed  exceed Fund shares that have been held more than 30 days.  For shares of the Fund  acquired  by  exchange,  the holding period prior to the exchange is not considered in  determining  whether to apply the redemption fee.

         The redemption fee is not imposed on shares:

     o held in certain omnibus  accounts,  including  retirement plans qualified under  Sections  401(a) or 401(k) of the  Internal  Revenue  Code,  Section
     403(b)(7) custodial plan accounts, or plans administered as college savings programs under Section 529 of the Internal Revenue Code,

     o redeemed  under  automatic  withdrawal  plans or  pursuant  to  automatic re-balancing in OppenheimerFunds Portfolio Builder accounts,

     o redeemed due to death or disability of the shareholder, or

     o  redeemed  from  accounts  for which  the  dealer,  broker  or  financial institution  of record has entered into an agreement  with the  Distributor for this purpose.

     Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following  redemption  requests must be in writing and must include a signature  guarantee (although there may be other situations that also require a signature guarantee):

     o You wish to redeem more than $100,000 and receive a check
     o The  redemption  check is not payable to all  shareholders  listed on the account statement
     o The redemption check is not sent to the address of record on your account statement
     o Shares are being  transferred to a Fund account with a different owner or name
     o Shares are being redeemed by someone (such as an Executor) other than the owners.

     Where Can You Have Your  Signature  Guaranteed?  The  Transfer  Agent  will accept a guarantee of your signature by a number of financial institutions, including:
     o a U.S. bank, trust company, credit union or savings association,
     o a foreign bank that has a U.S. correspondent bank,
     o a U.S. registered dealer or broker in securities, municipal securities or government securities, or
     o a U.S. national securities exchange, a registered securities  association or a clearing agency.

     If you are  signing  on  behalf  of a  corporation,  partnership  or  other business  or as a  fiduciary,  you  must  also  include  your  title in the signature.

     Retirement Plan Accounts. There are special procedures to sell shares in an
     OppenheimerFunds  retirement  plan account.  Call the Transfer  Agent for a distribution  request form.  Special  income tax  withholding  requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption  request to avoid delay in getting your money and if you do not want tax  withheld.  If your employer  holds your  retirement plan account for you in the name of the plan, you must ask the plan trustee or  administrator  to  request  the sale of the Fund  shares  in your  plan account.

     HOW DO you  SELL  SHARES  BY  MAIL?  Write a  letter  of  instruction  that includes:
     o   Your name
     o   The Fund's name
     o   Your Fund account number (from your account statement)
     o   The dollar amount or number of shares to be redeemed
     o   Any special payment instructions
     o   Any share certificates for the shares you are selling
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for             Send courier or express mail
requests by mail:                         requests to:
OppenheimerFunds Services                 OppenheimerFunds Services
P.O. Box 5270                             10200 E. Girard Avenue, Building D
Denver, Colorado 80217                    Denver, Colorado 80231

     HOW DO you SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by  telephone.  To receive the  redemption price  calculated on a particular  regular  business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M.,  but may be earlier on some days. You may not redeem shares  held in an  OppenheimerFunds-sponsored  qualified  retirement  plan account or under a share certificate by telephone.

     o To redeem shares through a service  representative  or  automatically  on
     PhoneLink, call 1.800.225.5677.

     Whichever  method you use,  you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
     Telephone  Redemptions  Paid by Check.  Up to  $100,000  may be redeemed by telephone in any seven-day period.  The check must be payable to all owners of record of the  shares  and must be sent to the  address  on the  account statement.  This  service is not  available  within 30 days of changing the address on an account.

     Telephone  Redemptions Through  AccountLink.  There are no dollar limits on telephone  redemption  proceeds sent to a bank account  designated when you establish AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive  dividends on the  proceeds  of the shares  you  redeemed  while  they are  waiting to be transferred.

     CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?  The  Distributor  has  made arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your  dealer,  you must redeem them  through your dealer.

     HOW CONTINGENT DEFERRED SALES CHARGES AFFECT  REDEMPTIONS.  If you purchase shares  subject  to a Class  A,  Class  B,  Class C or  Class N  contingent deferred  sales charge and redeem any of those shares during the applicable holding  period  for the class of shares,  the  contingent  deferred  sales charge  will be  deducted  from the  redemption  proceeds  (unless  you are eligible for a waiver of that sales charge based on the  categories  listed in Appendix B to the Statement of Additional Information and you advise the
     Transfer  Agent of your  eligibility  for the  waiver  when you place  your redemption request.)

     A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
     o the amount of your account value  represented by an increase in net asset value over the initial purchase price,
     o shares  purchased  by the  reinvestment  of  dividends  or capital  gains distributions, or
     o shares redeemed in the special  circumstances  described in Appendix B to the Statement of Additional Information.

     To  determine  whether a  contingent  deferred  sales  charge  applies to a redemption, the Fund redeems shares in the following order:
     1.  shares   acquired  by  reinvestment  of  dividends  and  capital  gains distributions,
     2. shares held for the holding period that applies to the class, and
     3. shares held the longest during the holding period.

     Contingent  deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the  applicable  contingent  deferred sales charge  holding  period,  the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer fund that are still  subject  to a  contingent  deferred  sales  charge  holding period, that holding period will carry over to this Fund.

How to Exchange Shares

     Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
     Shares  of the  Fund  can be  purchased  by  exchange  of  shares  of other
     Oppenheimer  funds on the same  basis.  To exchange  shares,  you must meet several conditions:

     o Shares of the fund  selected for exchange  must be available  for sale in your state of residence.
     o The prospectuses of both funds must offer the exchange privilege.
     o You must hold the shares you buy when you  establish  your account for at least seven days before you can  exchange  them.  After the account is open seven days, you can exchange shares every regular business day.
     o You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
     o Before  exchanging  into a fund,  you must  obtain and read its prospectus.

     Shares of a particular  class of the Fund may be exchanged  only for shares of the same class in the other Oppenheimer funds. For example,  you can exchange
Class A shares of this Fund only for  Class A shares of  another  fund.  In some cases, sales charges may be imposed on exchange transactions.  For tax purposes, exchanges  of  shares  involve  a sale of the  shares  of the fund you own and a purchase of the shares of the other fund,  which may result in a capital gain or loss.  Please refer to "How to Exchange  Shares" in the  Statement of Additional
Information for more details.

     You can find a list of Oppenheimer funds currently  available for exchanges in the  Statement of Additional  Information  or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

               HOW DO you SUBMIT EXCHANGE  REQUESTS?  Exchanges may be requested in writing or by telephone:  Written Exchange Requests. Submit an
               OppenheimerFunds  Exchange Request form,  signed by all owners of the account.  Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed  unless the Transfer  Agent  receives the  certificates with the request.

               Telephone Exchange  Requests.  Telephone exchange requests may be made  either  by  calling a  service  representative  or by using
               PhoneLink  for  automated  exchanges  by calling  1.800.225.5677.
               Telephone  exchanges  may be made only between  accounts that are registered  with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

               ARE THERE  LIMITATIONS ON EXCHANGES?  There are certain  exchange policies you should be aware of:

               o Shares are redeemed from one fund and purchased  from the other fund in the exchange transaction on the

               same regular business day on which the Transfer Agent receives an exchange  request that conforms to the policies  described above.
               It must be received by the close of the Exchange that day,  which is normally 4:00 P.M. but may be earlier on some days.

               o The  interests  of the Fund's  long-term  shareholders  and its ability to manage its investments may be adversely  affected when its  shares  are  repeatedly  bought  and  sold  in  response  to short-term  market  fluctuations--also  known as "market timing."
               When  large  dollar  amounts  are  involved,  the  Fund  may have difficulty implementing long-term investment strategies,  because it cannot  predict  how much cash it will have to invest.  Market timing also may force the Fund to sell  portfolio  securities  at disadvantageous  times to raise  the cash  needed to buy a market
               timer's   Fund  shares.   These   factors  may  hurt  the  Fund's
               performance  and its  shareholders.  When  the  Manager  believes frequent  trading  would have a  disruptive  effect on the Fund's ability to manage its  investments,  the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager  believes to be a market timer.
               All  accounts  under  common  ownership  or  control  within  the
               Oppenheimer funds complex may be counted together for purposes of determining  market timing with respect to any exchange involving this Fund.

               o The Fund may amend, suspend or terminate the exchange privilege at any  time.  The Fund may  refuse  any  exchange  order  and is currently  not obligated to provide  notice  before  rejecting an exchange order.

               o If the  Transfer  Agent  cannot  exchange  all the  shares  you request  because of a  restriction  cited above,  only the shares eligible for exchange will be exchanged.

               o The Fund  assesses a 2% fee on the proceeds of Fund shares that
               are  redeemed   (either  by  selling  or  exchanging  to  another
               Oppenheimer  fund)  within  30 days of  their  purchase.  Further details are set forth following the first paragraph under "How to
               Sell Shares" on page __.

Shareholder Account Rules and Policies

               More  information  about the Fund's  policies and  procedures for buying,  selling  and  exchanging  shares  is  contained  in  the
               Statement of Additional Information. A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from

               accounts  annually on or about the second to last business day of
               September.  See  the  Statement  of  Additional  Information,  or
               existing shareholders may visit the OppenheimerFunds  website, to learn how you can avoid this fee and for circumstances  when this fee will not be assessed.

               The  offering  of shares  may be  suspended  during any period in which the determination of net asset value is suspended,  and the offering  may be  suspended  by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

               Telephone  transaction  privileges for purchases,  redemptions or exchanges may be modified, suspended or terminated by the Fund at any  time.  The Fund  will  provide  you  notice  whenever  it is required to do so by applicable  law. If an account has more than one  owner,  the  Fund  and the  Transfer  Agent  may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer  representative of record for the  account  unless the  Transfer  Agent  receives  cancellation instructions from an owner of the account.

               The Transfer Agent will record any telephone calls to verify data concerning  transactions  and has  adopted  other  procedures  to confirm that  telephone  instructions  are genuine,  by requiring callers to provide tax  identification  numbers and other account data or by using PINs,  and by confirming  such  transactions  in writing.  The Transfer  Agent and the Fund will not be liable for
               losses  or  expenses   arising  out  of  telephone   instructions
               reasonably believed to be genuine.

               Redemption  or transfer  requests  will not be honored  until the
               Transfer  Agent  receives all required  documents in proper form.
               From time to time, the Transfer Agent in its discretion may waive certain  of the  requirements  for  redemptions  stated  in  this
               Prospectus.

               Dealers that perform  account  transactions  for their clients by participating  in  NETWORKING  through  the  National  Securities
               Clearing Corporation are responsible for obtaining their clients'
               permission to perform those transactions,  and are responsible to their  clients  who are  shareholders  of the Fund if the  dealer performs any transaction erroneously or improperly.

               The redemption price for shares will vary from day to day because the value of the securities in the Fund's  portfolio  fluctuates.
               The  redemption  price,  which is the net asset  value per share, will  normally  differ for each class of shares.  The  redemption value of your  shares  may be more or less  than  their  original cost.

               Payment for redeemed  shares  ordinarily  is made in cash.  It is forwarded  by check,  or through  AccountLink  within  seven days after the Transfer  Agent  receives  redemption  instructions  in proper form. However,  under unusual circumstances  determined by the Securities and Exchange Commission, payment may be delayed or
               suspended.   For   accounts   registered   in  the   name   of  a
               broker-dealer,  payment will  normally be forwarded  within three business days after redemption.

               The Transfer  Agent may delay  processing  any type of redemption payment as  described  under "How to Sell  Shares"  for  recently purchased  shares,  but  only  until  the  purchase  payment  has cleared.  That  delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified  check, or arrange with your  bank to  provide  telephone  or  written  assurance  to the
               Transfer Agent that your purchase payment has cleared.

               Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the  market  value of shares has  dropped.  In some
               cases,   involuntary   redemptions  may  be  made  to  repay  the
               Distributor  for losses from the  cancellation  of share purchase orders.

               Shares may be  "redeemed  in kind"  under  unusual  circumstances
               (such as a lack of  liquidity  in the  Fund's  portfolio  to meet redemptions).  This means that the  redemption  proceeds  will be paid with liquid  securities  from the Fund's  portfolio.  If the
               Fund redeems your shares in kind, you may bear transaction  costs and will bear market risks until such time as such securities are converted into cash.

               Federal  regulations  may  require  the Fund to obtain your name, your  date of birth  (for a  natural  person),  your  residential street  address or  principal  place of business  and your Social
               Security  Number,   Employer   Identification   Number  or  other
               government  issued  identification  when  you  open  an  account.
               Additional  information may be required in certain  circumstances or to open corporate accounts. The Fund or the Transfer Agent may use this information to attempt to verify your identity. The Fund may  not be  able  to  establish  an  account  if  the  necessary information  is not  received.  The Fund may also place limits on account  transactions while it is in the process of attempting to verify  your  identity.  Additionally,  if the Fund is  unable to verify your identity after your account is established,  the Fund may be required to redeem your shares and close your account.

               "Backup withholding" of federal income tax may be applied against
               taxable   dividends,   distributions   and  redemption   proceeds
               (including  exchanges)  if you  fail to  furnish  the  Fund  your correct,  certified  Social  Security or Employer  Identification
               Number  when you sign your  application,  or if you  under-report your income to the Internal Revenue Service.

               To avoid sending duplicate copies of materials to households, the
               Fund  will  mail  only one copy of each  prospectus,  annual  and semi-annual report and annual notice of the Fund's privacy policy to  shareholders  having  the same last name and  address  on the
               Fund's  records.  The  consolidation  of these  mailings,  called householding, benefits the Fund through reduced mailing expense.

               If you want to receive  multiple copies of these  materials,  you may  call the  Transfer  Agent  at  1.800.225.5677.  You may also notify  the  Transfer  Agent in  writing.  Individual  copies  of prospectuses,  reports  and privacy  notices  will be sent to you commencing  within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

               Dividends.  The Fund intends to declare dividends  separately for each  class of  shares  from net  investment  income on an annual basis  and to pay  them to  shareholders  in  December  on a date selected by the Board of Trustees.  Dividends  and  distributions paid to Class A and Class Y shares will  generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher  expenses  than Class A and Class Y shares.  The Fund has no fixed dividend rate and cannot  guarantee that it will pay any dividends or distributions.

               Capital Gains.  The Fund may realize capital gains on the sale of portfolio  securities.  If it does, it may make distributions out of any net  short-term or long-term  capital gains in December of each  year.  The  Fund  may make  supplemental  distributions  of dividends and capital gains following the end of its fiscal year.
               There  can be no  assurance  that the Fund  will pay any  capital gains distributions in a particular year.

               WHAT CHOICES DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you
               open your account,  specify on your  application  how you want to receive your dividends and distributions. You have four options:

               Reinvest All Distributions in the Fund. You can elect to reinvest all  dividends  and capital  gains  distributions  in  additional shares of the Fund.

               Reinvest  Dividends or Capital  Gains.  You can elect to reinvest
               some  distributions  (dividends,   short-term  capital  gains  or
               long-term   capital  gains   distributions)  in  the  Fund  while
               receiving  the other  types of  distributions  by check or having them sent to your bank account through AccountLink.

               Receive  All  Distributions  in Cash.  You can elect to receive a check for all dividends and capital gains  distributions  or have them sent to your bank through AccountLink.

               Reinvest Your Distributions in Another OppenheimerFunds  Account.
               You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

               TAXES.  If your shares are not held in a tax-deferred  retirement account, you should be aware of the following tax implications of investing  in the Fund.  Distributions  are  subject  to  federal income tax and may be subject to state or local taxes.  Dividends paid from short-term  capital gains and net investment income are taxable as ordinary income.  Long-term  capital gains are taxable as long-term  capital gains when distributed to shareholders.  It does not matter how long you have held your  shares.  Whether you reinvest your  distributions in additional shares or take them in cash, the tax treatment is the same.

               Every year the Fund will send you and the IRS a statement showing the  amount  of any  taxable  distribution  you  received  in the previous  year.  Any  long-term  capital gains will be separately identified  in the tax  information  the Fund sends you after the end of the calendar year.

               Avoid  "Buying  a  Distribution."  If you buy  shares  on or just before the  ex-dividend  date, or just before the Fund declares a capital gains  distribution,  you will pay the full price for the shares and then  receive a portion of the price back as a taxable dividend or capital gain.

               Remember, There May be Taxes on Transactions.  Because the Fund's
               share prices fluctuate,  you may have a capital gain or loss when you sell or exchange  your shares.  A capital gain or loss is the difference  between  the  price you paid for the  shares  and the price  you  received  when you sold  them.  Any  capital  gain is subject to capital gains tax.

               Returns of Capital  Can Occur.  In certain  cases,  distributions made by the  Fund  may be  considered  a  non-taxable  return  of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

     This   information  is  only  a  summary  of  certain  federal  income  tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

               The  Financial   Highlights   Table  is  presented  to  help  you
               understand  the Fund's  financial  performance  since  inception.
               Certain information  reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund
               (assuming reinvestment of all dividends and distributions).  This information  has been audited by KPMG LLP the Fund's  independent
               auditors,   whose  report,   along  with  the  Fund's   financial
               statements,   is  included  in  the   Statement   of   Additional
               Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Class A      Year Ended October 31,                         2003      2002      2001 1
--------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------

Net asset value, beginning of period                      $ 5.84     $8.45    $10.00
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.08)     (.10)     (.03)
Net realized and unrealized gain (loss)                     4.54     (2.51)    (1.49)
                                                          ----------------------------
Total from investment operations                            4.46     (2.61)    (1.52)
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --        --      (.03)
--------------------------------------------------------------------------------------
Net asset value, end of period                            $10.30     $5.84    $ 8.45
                                                          ============================

--------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         76.37%   (30.89)%  (15.22)%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $59,396   $19,310   $20,392
--------------------------------------------------------------------------------------
Average net assets (in thousands)                        $28,386   $24,497   $16,941
--------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (1.48)%   (1.35)%   (0.57)%
Total expenses                                              1.77%     1.85%     1.58%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                             1.72%     1.78%      N/A 4
--------------------------------------------------------------------------------------
Portfolio turnover rate                                      204%      263%      214%

1. For the period from November 1, 2000 (commencement of operations) to October
31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

Class B      Year Ended October 31,                         2003       2002      2001 1
--------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------

Net asset value, beginning of period                      $ 5.74     $8.38    $10.00
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.09)     (.12)     (.07)
Net realized and unrealized gain (loss)                     4.40     (2.52)    (1.52)
                                                          ----------------------------
Total from investment operations                            4.31     (2.64)    (1.59)
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --        --      (.03)
--------------------------------------------------------------------------------------
Net asset value, end of period                            $10.05     $5.74    $ 8.38
                                                          ============================

--------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         75.09%   (31.50)%  (15.96)%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $20,520    $6,395    $3,866
--------------------------------------------------------------------------------------
Average net assets (in thousands)                        $10,544    $6,979    $2,256
--------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (2.20)%   (2.22)%   (1.78)%
Total expenses                                              2.83%     2.74%     2.47%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                             2.44%     2.67%      N/A 4
--------------------------------------------------------------------------------------
Portfolio turnover rate                                      204%      263%      214%

1. For the period from November 1, 2000 (commencement of operations) to
October 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

Class C      Year Ended October 31,                         2003      2002      2001 1
--------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------

Net asset value, beginning of period                      $ 5.75     $8.39    $10.00
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.11)     (.08)     (.04)
Net realized and unrealized gain (loss)                     4.42     (2.56)    (1.54)
                                                          ----------------------------
Total from investment operations                            4.31     (2.64)    (1.58)
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --        --      (.03)
--------------------------------------------------------------------------------------
Net asset value, end of period                            $10.06     $5.75    $ 8.39
                                                          ============================

--------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         74.96%   (31.47)%  (15.88)%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $13,887    $4,877    $2,356
--------------------------------------------------------------------------------------
Average net assets (in thousands)                        $ 6,649    $3,061    $1,022
--------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (2.22)%   (2.25)%   (1.76)%
Total expenses                                              2.65%     2.72%     2.46%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                             2.47%     2.65%      N/A 4
--------------------------------------------------------------------------------------
Portfolio turnover rate                                      204%      263%      214%

1. For the period from November 1, 2000 (commencement of operations) to October
31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

Class N      Year Ended October 31,                         2003      2002      2001 1
--------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------

Net asset value, beginning of period                      $ 5.81     $8.43     $8.28
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.10)     (.08)     (.05)
Net realized and unrealized gain (loss)                     4.50     (2.54)      .20
                                                          ----------------------------
Total from investment operations                            4.40     (2.62)      .15
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --        --        --
--------------------------------------------------------------------------------------
Net asset value, end of period                            $10.21     $5.81     $8.43
                                                          ============================

--------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         75.73%   (31.08)%    1.81%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $2,425      $594       $34
--------------------------------------------------------------------------------------
Average net assets (in thousands)                         $1,125      $412       $16
--------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (1.76)%   (1.63)%   (1.69)%
Total expenses                                              2.14%     2.18%     2.03%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                             2.00%     2.11%      N/A 4
--------------------------------------------------------------------------------------
Portfolio turnover rate                                      204%      263%      214%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

Class  Y      Year Ended October 31,                        2003      2002      2001 1
--------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------

Net asset value, beginning of period                      $ 5.88     $8.47    $10.00
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                (.09)     (.08)      .02
Net realized and unrealized gain (loss)                     4.64     (2.51)    (1.51)
                                                          ----------------------------
Total from investment operations                            4.55     (2.59)    (1.49)
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --        --      (.04)
--------------------------------------------------------------------------------------
Net asset value, end of period                            $10.43     $5.88    $ 8.47
                                                          ============================

--------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         77.38%   (30.58)%  (14.99)%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $2,913      $657      $232
--------------------------------------------------------------------------------------
Average net assets (in thousands)                         $1,449      $532      $ 30
--------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (0.92)%   (0.84)%   (0.97)%
Total expenses                                              1.15%     1.48%     3.87%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                              N/A 4    1.29%     1.28%
--------------------------------------------------------------------------------------
Portfolio turnover rate                                      204%      263%      214%

1. For the period from November 1, 2000 (commencement of operations) to October
31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

INFORMATION AND SERVICES

For More Information on Oppenheimer Emerging Growth Fund
The following additional  information about the Fund is available without charge upon request:

               STATEMENT  OF  ADDITIONAL  INFORMATION.  This  document  includes additional  information  about the  Fund's  investment  policies, risks, and operations.  It is incorporated by reference into this
               Prospectus (which means it is legally part of this Prospectus).

               ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the
               Fund's  investments  and  performance  is available in the Fund's
               Annual and Semi-Annual Reports to shareholders. The Annual Report
               includes  a  discussion  of  market   conditions  and  investment
               strategies  that  significantly  affected the Fund's  performance during its last fiscal year.

How to Get More Information

               You can request the  Statement  of  Additional  Information,  the
               Annual and Semi-Annual  Reports, the notice explaining the Fund's privacy  policy  and  other  information  about  the Fund or your account:

By Telephone:                  Call OppenheimerFunds Services toll-free:

                               1.800.CALL OPP (225.5677)

By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270

On the Internet:     You can send us a request by e-mail or read or
                     download documents on the OppenheimerFunds website:
                     www.oppenheimerfunds.com

Information  about  the  Fund  including  the  Statement  of
Additional  Information  can be  reviewed  and copied at the
SEC's Public Reference Room in Washington,  D.C. Information
on  the  operation  of  the  Public  Reference  Room  may be obtained by calling the SEC at  1.202.942.8090.  Reports and other  information about the Fund are available on the EDGAR database  on the  SEC's  Internet  website  at  www.sec.gov.
Copies may be obtained after payment of a duplicating fee by
electronic    request   at   the   SEC's   e-mail   address:
publicinfo@sec.gov   or  by  writing  to  the  SEC's  Public
Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information  about the Fund or to make any representations about the Fund other than what is contained in this  Prospectus.  This Prospectus is  not  an  offer  to  sell  shares  of  the  Fund,  nor  a solicitation  of an offer to buy shares of the Fund,  to any person  in any  state  or  other  jurisdiction  where  it is unlawful to make such an offer.

The Fund's SEC File No.: 811-10071   The Fund's shares are distributed by:
PR0721.001.1203                      [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                                             Appendix to Prospectus of
                                         Oppenheimer Emerging Growth Fund

     Graphic Material included in the Prospectus of Oppenheimer  Emerging Growth
Fund: "Annual Total Returns (Class A) (as of 12/31 each year)":

     A bar chart will be  included in the  Prospectus  of  Oppenheimer  Emerging
Growth Fund (the "Fund")  depicting the annual total  returns of a  hypothetical investment  in Class A shares  of the Fund for each  calendar  year,  since  the
Fund's inception,  without deducting sales charges or taxes. Set forth below are the relevant data points that will appear on the bar chart.

Calendar
Year                             Oppenheimer Emerging Technologies Fund
Ended                            Class A Shares
-----                            --------------

12/31/01                         0.41%
12/31/02                       -36.78%

Oppenheimer Emerging Growth Fund

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated December 23, 2003

     This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements  information in the Prospectus dated December 23, 2003. It should be read together with the
Prospectus.  You can obtain  the  Prospectus  by writing to the Fund's  Transfer
Agent,  OppenheimerFunds  Services, at P.O. Box 5270, Denver, Colorado 80217, or
by calling  the  Transfer  Agent at the  toll-free  number  shown  above,  or by
downloading    it   from    the    OppenheimerFunds    Internet    website    at
www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund

Additional Information About the Fund's Investment Policies and Risks..     2

About Your Account

Financial Information About the Fund

Appendix B: OppenheimerFunds Special Sales Charge Arrangements and Waivers..B-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

     The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities that the Fund's  investment  Manager,  OppenheimerFunds,
Inc. (the "Manager"),  can select for the Fund.  Additional  information is also provided  about  the  strategies  that the Fund  may use to try to  achieve  its objective.

     The Fund's Investment Policies. The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's  Manager may use in  selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its  objective.  It may  use  some  of the  special  investment  techniques  and strategies at some times or not at all.

     |X| Investments in Equity  Securities.  The Fund focuses its investments in equity  securities  of companies  that the Manager  believes  have higher growth rates,  which will  generally  be  companies  in the early growth phase of their business  cycle.  Equity  securities  include common stocks,  preferred  stocks, rights and warrants, and securities convertible into common stock. The Fund does not limit its  holdings of equity  securities  to  companies  of any  particular market  capitalization  range.  Current income is not a criterion used to select portfolio securities.  However,  certain debt securities may be selected for the
Fund's  portfolio for defensive  purposes  (including  debt  securities that the
Manager  believes may offer some  opportunities  for capital  appreciation  when stocks are  disfavored).  Other debt securities may be selected because they are convertible into common stock, as discussed below in "Convertible Securities.

     |_| Over-the-Counter  Securities. The securities Fund may invest in issuers
traded  on  securities  exchanges  or  in  the   over-the-counter   market.  The
over-the-counter  markets,  both in the U.S. and abroad, may have less liquidity than securities exchanges.  That can affect the price the Fund is able to obtain when it wants to sell a security.

     Convertible  Securities.  While some  convertible  securities are a form of debt security,  in many cases their conversion feature (allowing conversion into equity  securities)  causes them to be  regarded by the Manager  more as "equity equivalents."  As a result,  the credit rating assigned to the security has less impact on the Manager's  investment  decision with respect to  convertible  debt securities  than in the  case of  non-convertible  fixed-income  securities.  To
determine  whether   convertible   securities  should  be  regarded  as  "equity
equivalents," the Manager examines the following factors:

                    (1) whether, at the option of the investor,  the convertible security  can be  exchanged  for a fixed number of shares of common stock of the issuer,

                    (2) whether  the issuer of the  convertible  securities  has restated  its  earnings per share of common stock on a fully diluted basis  (considering  the effect of conversion of the convertible securities), and

                    (3) the extent to which the  convertible  security  may be a defensive  "equity  substitute,"  providing  the  ability to participate in any appreciation in the price of the issuer's common stock.

     Convertible  securities  rank  senior  to common  stock in a  corporation's capital  structure  and  therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation..

     The value of a convertible security is a function of its "investment value"
and its  "conversion  value." If the  investment  value  exceeds the  conversion value,  the security will behave more like a debt  security,  and the security's price will likely increase when prevailing interest rates fall and decrease when prevailing  interest rates rise. If the conversion  value exceeds the investment value,  the security  will behave more like an equity  security:  it will likely sell at a  premium  over  its  conversion  value,  and its  price  will  tend to fluctuate directly with the price of the underlying security.

     The  Fund  has no  limitations  on the  ratings  of  the  convertible  debt
securities   that  it  can  buy.   They   can   include   securities   that  are
investment-grade or below investment grade. Securities that are below investment grade (which are often  referred to as junk bonds),  whether they are rated by a nationally-recognized  rating  organization  or are unrated  securities that the
Manager deems to be below investment  grade,  have greater risks of default than investment-grade  securities.  Additionally,  debt  securities  are  subject  to interest rate risk. Their values tend to fall when interest rates rise. The Fund does not  anticipate  that it will invest a substantial  amount of its assets in these types of securities.

     Rights and  Warrants.  The Fund may invest in warrants or rights.  Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the  underlying  securities.  Rights  are  similar  to  warrants,  but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting  rights,  receive no dividends and have no rights with respect to the assets of the issuer.

     Preferred  Stock.  Preferred  stock,  unlike  common  stock,  has a  stated
dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative.  "Cumulative"  dividend  provisions require all or a portion of prior unpaid  dividends to be paid before  dividends  can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend  exceeding the stated dividend in certain cases.

     If interest rates rise, the fixed dividend on preferred  stocks may be less attractive,  causing the price of preferred  stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or  redemptions  prior to  maturity,  which can also have a  negative  impact on prices when interest rates decline.  Preferred  stock generally has a preference over common stock on the distribution of a corporation's  assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's  assets in the event of a liquidation are generally  subordinate to the rights associated with a corporation's debt securities.

     Foreign  Securities.  The Fund can  purchase  equity  securities  issued or guaranteed by foreign companies.  "Foreign  securities"  include equity and debt securities  of companies  organized  under the laws of countries  other than the
United  States.  They may be traded on foreign  securities  exchanges  or in the foreign over-the-counter markets.

     Securities of foreign issuers that are  represented by American  Depository
Receipts are not considered  "foreign  securities" for the purpose of the Fund's investment  allocations.  That is  because  they are not  subject to many of the special  considerations  and  risks,  discussed  below,  that  apply to  foreign securities traded and held abroad.

     Investing in foreign  securities  offers  potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They  include the opportunity to invest in foreign issuers that appear to offer growth  potential, or in foreign countries with economic policies or business cycles different from those of the  U.S.,  or to  reduce  fluctuations  in  portfolio  value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets.  The Fund  will  hold  foreign  currency  only in  connection  with the purchase or sale of foreign securities.  The Fund intends to typically invest no more than 10% of its total assets in foreign securities.

     |_| Risks of Foreign Investing. Investments in foreign securities may offer special  opportunities  for investing but also present special  additional risks and  considerations  not  typically  associated  with  investments  in  domestic securities. Some of these additional risks are:
     o reduction of income by foreign taxes;
     o fluctuation  in value of foreign  investments  due to changes in currency rates or currency control regulations (for example, currency blockage);
     o    transaction charges for currency exchange;
     o    lack of public information about foreign issuers;
     o    lack of uniform accounting, auditing and financial reporting standards in  foreign  countries  comparable  to those  applicable  to  domestic issuers;
     o less volume on foreign exchanges than on U.S. exchanges;
     o greater  volatility  and less  liquidity  on foreign  markets than in the
U.S.;
     o less  governmental  regulation of foreign  issuers,  stock  exchanges and brokers than in the U.S.;
     o greater difficulties in commencing lawsuits;

     o higher brokerage commission rates than in the U.S.;

     o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
     o possibilities in some countries of expropriation,  confiscatory taxation, political,  financial or social instability or adverse diplomatic  developments;
and
     o unfavorable differences between the U.S. economy and foreign economies.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

     |X| Passive Foreign Investment  Companies.  Some securities of corporations domiciled  outside  the U.S.  which  the Fund may  purchase,  may be  considered passive foreign  investment  companies  ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth  companies  or  "start-up"  companies.  For  federal tax  purposes,  a corporation is deemed a PFIC if 75% or more of the foreign  corporation's  gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce  passive  income.  Passive  income is further defined as any income to be considered  foreign personal holding company income within the subpart F provisions defined by IRCss.954.

     Investing in PFICs involves the risks  associated with investing in foreign securities,  as described above.  There are also the risks that the Fund may not realize  that a foreign  corporation  it  invests in is a PFIC for  federal  tax purposes.  Federal tax laws impose  severe tax penalties for failure to properly report  investment income from PFICs.  Following  industry  standards,  the Fund makes every  effort to ensure  compliance  with  federal tax  reporting of these investments.  PFICs are  considered  foreign  securities for the purposes of the
Fund's minimum  percentage  requirements  or limitations of investing in foreign securities.

     Subject to the limits under the  Investment  Company Act, the Fund may also invest in foreign  mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is  generally  passive  income).  Investing in these types of PFICs may allow  exposure to various  countries  because  some  foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

     In  addition  to bearing  their  proportionate  share of a fund's  expenses
(management fees and operating expenses), shareholders will also indirectly bear similar  expenses  of such  entities.  Additional  risks of  investing  in other investment  companies are described below under  "Investment in Other Investment
Companies."

     |_|  Special  Risks of  Emerging  and  Developing  Markets.  Securities  in
emerging  and  developing   market   countries  may  offer  special   investment
opportunities but investments in these countries present risks not found in more mature markets.  Securities may be more difficult to sell at an acceptable price and their  prices may be more  volatile  than  securities  of  companies in more developed  markets.  Settlements  of trades may be subject to greater  delays so that the Fund may not receive  the  proceeds of a sale of a security on a timely basis.

     Emerging  markets may have less  developed  trading  markets and exchanges.
Emerging  countries may have less  developed  legal and  accounting  systems and investments  may be subject  to  greater  risks of  government  restrictions  on withdrawing  the sales  proceeds of  securities  from the country.  Economies of developing countries may be more dependent on relatively few industries that may be  highly  vulnerable  to local and  global  changes.  Governments  may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.  These  investments may be substantially more volatile than stocks of issuers in the U.S. and other  developed  countries and may be very speculative.

     Portfolio  Turnover.  "Portfolio  turnover" describes the rate at which the
Fund traded its portfolio  securities  during its last fiscal year. For example, if a fund sold all of its  securities  during the year,  its portfolio  turnover rate would have been 100%  annually.  The Fund's  portfolio  turnover  rate will fluctuate from year to year,  and the Fund expects to have a portfolio  turnover rate of more than 100% annually.

     Increased portfolio turnover creates higher brokerage and transaction costs for the Fund,  which may  reduce  its  overall  performance.  Additionally,  the realization  of capital gains from selling  portfolio  securities  may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally  distribute  all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

     Other Investment Techniques and Strategies.  In seeking its objective,  the
Fund  from  time to time can  employ  the  types of  investment  strategies  and investments  described  below. It is not required to use all of these strategies at all times, and at times may not use them.

     Investing in Small, Unseasoned Companies. The Fund can invest in securities of small, unseasoned companies.  These are companies that have been in operation for less  than  three  years,  including  the  operations  of any  predecessors.
Securities of these companies may be subject to volatility in their prices. They might have a limited  trading market,  which could  adversely  affect the Fund's ability to dispose of them and could  reduce the price the Fund might be able to obtain  for  them.  Other  investors  that  own a  security  issued  by a small, unseasoned  issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might  otherwise be obtained.

     Illiquid and  Restricted  Securities.  Under the  policies  and  procedures established  by the  Fund's  Board  of  Trustees,  the  Manager  determines  the liquidity of certain of the Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not registered  under  applicable  securities laws, the Fund may have to cause those securities to be registered. The expenses of  registering  restricted  securities  may be  negotiated by the Fund with the issuer at the time the Fund  buys the  securities.  When the Fund  must  arrange registration because the Fund wishes to sell the security, a considerable period may elapse  between the time the  decision is made to sell the  security and the time the security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

     The Fund can also acquire restricted securities through private placements.
Those  securities have  contractual  restrictions on their public resale.  Those restrictions  might limit the Fund's  ability to dispose of the  securities  and might lower the amount the Fund could realize upon the sale.

     The Fund has limitations that apply to purchases of restricted  securities, as  stated  in the  Prospectus.  Those  percentage  restrictions  do  not  limit purchases  of  restricted  securities  that are  eligible  for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines.  Those  guidelines  take into account the trading  activity for such securities and the  availability of reliable  pricing  information,  among other factors.  If there is a lack of  trading  interest  in a  particular  Rule  144A security, the Fund's holdings of that security may be considered to be illiquid.

     Illiquid  securities  include repurchase  agreements  maturing in more than seven days and participation  interests that do not have puts exercisable within seven days.

     Loans of Portfolio  Securities.  To raise cash for liquidity purposes,  the
Fund can lend its portfolio  securities  to brokers,  dealers and other types of financial institutions approved by the Fund's Board of Trustees. These loans are limited to not more than 25% of the value of the Fund's total  assets.  The Fund currently does not intend to engage in loans of  securities,  but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

     There are some risks in connection with securities lending.  The Fund might experience a delay in receiving  additional  collateral  to secure a loan,  or a delay in recovery of the loaned  securities if the borrower  defaults.  The Fund must  receive  collateral  for  a  loan.  Under  current  applicable  regulatory requirements  (which  are  subject to  change),  on each  business  day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash,  bank letters of credit,  securities of the U.S.  government or its agencies or  instrumentalities,  or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay  amounts  demanded  by the Fund if the  demand  meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

     When it lends securities,  the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities  used as  collateral,  and (c) interest on any short-term debt securities purchased with such loan collateral.  Either type of interest may be shared with the  borrower.  The Fund may also pay  reasonable finder's,  custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable  tests under the Internal Revenue
Code and must  permit  the Fund to  reacquire  loaned  securities  on five days'
notice or in time to vote on any important matter.

     Borrowing for Leverage. The Fund has the ability to borrow from banks on an unsecured  basis to invest the  borrowed  funds in  portfolio  securities.  This speculative  technique  is known as  "leverage."  The Fund may borrow  only from banks. Under current regulatory requirements, borrowings can be made only to the extent  that the value of the Fund's  assets,  less its  liabilities  other than borrowings,  is equal to at least 300% of all borrowings (including the proposed borrowing).  If the value of the  Fund's  assets  fails to meet this 300%  asset coverage  requirement,  the Fund will reduce its bank debt within  three days to meet the  requirement.  To do so,  the Fund  might have to sell a portion of its investments at a disadvantageous time.

     The Fund will pay interest on these loans,  and that interest  expense will raise the  overall  expenses  of the Fund and  reduce  its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more  than  that of funds  that do not  borrow.  Currently,  the  Fund  does not contemplate using this technique, but if it does so, it will not likely do so to a substantial degree.

     Derivatives.  The Fund can invest in a variety of derivative investments to seek  income  for  liquidity  needs or for  hedging  purposes.  Some  derivative investments the Fund can use are the hedging instruments described below in this
Statement of Additional  Information.  However,  the Fund does not use, and does not  currently  contemplate  using,  derivatives  or  hedging  instruments  to a significant degree.

     Some  of  the  derivative   investments  the  Fund  can  use  include  debt
exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer.  At maturity,  the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the  issuer's  common stock at the time of maturity.  Both alternatives present a risk that the amount payable at maturity will be less than the  principal  amount of the debt because the price of the  issuer's  common  stock  might  not be as high as the  Manager expected.

     Hedging. Although the Fund does not anticipate the extensive use of hedging instruments,  the Fund can use them.  It is not required to do so in seeking its objective.  In the  broadest  sense,  options,  futures  and the  other  hedging instruments  described  below may be considered as  derivative  investments.  To attempt to protect against declines in the market value of the Fund's portfolio, to  permit  the  Fund to  retain  unrealized  gains in the  value  of  portfolio securities  which have  appreciated,  or to facilitate  selling  securities  for investment reasons, the Fund could:

                sell futures contracts,
                buy puts on such futures or on securities, or
                write covered calls on securities or futures.
                Covered calls can also be used to seek income,  but the Manager does not expect to engage extensively in that practice.

     The Fund can use hedging to establish a position in the  securities  market as a temporary substitute for purchasing particular securities. In that case the
Fund would  normally seek to purchase the  securities  and then  terminate  that hedging  position.  The Fund  might  also use this type of hedge to  attempt  to protect against the possibility that its portfolio securities would not be fully included  in a rise in  value  of the  market.  To do so the  Fund  could:  ?buy
futures,  or |_| buy calls on such futures or on securities.  If the Fund hedges with futures  and/or  options on futures,  it will be  incidental  to the Fund's activities in the underlying cash market. The particular hedging instruments the
Fund can use are described  below.  The Fund may employ new hedging  instruments and  strategies  when  they are  developed,  if  those  investment  methods  are consistent  with the  Fund's  investment  objective  and are  permissible  under applicable regulations governing the Fund.

     Futures.  The Fund can buy and sell  futures  contracts  that relate to (1)
broadly-based  stock indices  (these are referred to as "stock index  futures"),
(2) an  individual  stock  ("single  stock  futures")  (3)  other  broadly-based securities  indices  (these are referred to as  "financial  futures"),  (4) debt securities  (these are  referred to as  "interest  rate  futures"),  (5) foreign currencies (these are referred to as "forward  contracts"),  and (6) commodities
(these are referred to as "commodity futures").

     A  broadly-based  stock index is used as the basis for trading  stock index futures.  They may in some cases be based on stocks of  issuers in a  particular industry or group of industries.  A stock index assigns  relative  values to the common stocks included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index.  These  contracts  obligate the seller to deliver,  and the  purchaser  to take,  cash to settle the futures transaction.  There is no delivery made of the  underlying  securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

     The Fund can invest a portion of its assets in commodity futures contracts.
Commodity  futures  may be based upon  commodities  within  five main  commodity groups: (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock,  which  includes  cattle and hogs;  (3)  agriculture,  which includes wheat, corn, soybeans,  cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes  aluminum,  copper,  lead, nickel, tin and zinc; and (5)
precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures  contracts,  options on futures contracts and options and  futures on  commodity  indices  with  respect to these five main  commodity groups and the individual  commodities within each group, as well as other types of commodities.

     An interest rate future  obligates the seller to deliver (and the purchaser to take)  cash or a  specified  type of debt  security  to  settle  the  futures transaction.  Either party could also enter into an offsetting contract to close out the  position.  Similarly,  a single  stock future  obligates  the seller to deliver  (and the  purchaser  to take) cash or a  specified  equity  security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

     No  money is paid or  received  by the  Fund on the  purchase  or sale of a future. Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment with the futures  commission  merchant  (the
"futures  broker").  Initial  margin  payments will be deposited with the Fund's custodian bank in an account  registered in the futures broker's name.  However, the  futures  broker  can gain  access  to that  account  only  under  specified conditions.  As the future is marked to market (that is, its value on the Fund's books is  changed) to reflect  changes in its market  value,  subsequent  margin payments,  called  variation  margin,  will be paid to or by the futures  broker daily.

     At any time prior to expiration of the future,  the Fund may elect to close out  its  position  by  taking  an  opposite  position,  at  which  time a final determination  of variation  margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax purposes.  All futures  transactions (except forward contracts)
are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

     Put and  Call  Options.  The Fund  can buy and  sell  certain  kinds of put options  ("puts")  and  call  options  ("calls").  The  Fund  may can  and  sell exchange-traded  and  over-the-counter  put and call  options,  including  index options, securities options, currency options,  commodities options, and options on the other types of futures described above.

     Writing  Covered Call  Options.  The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be covered.  That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating  liquid assets to enable the Fund to satisfy its  obligations if the call is exercised.  Up to 25%
of the Fund's total assets may be subject to calls the Fund writes.

     When the Fund writes a call on a security,  it receives  cash (a  premium).
The  Fund  agrees  to  sell  the  underlying   security  to  a  purchaser  of  a
corresponding  call on the  same  security  during  the call  period  at a fixed exercise price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call period.
That risk may be offset to some extent by the premium the Fund receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

     When the Fund writes a call on an index,  it receives cash (a premium).  If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the  difference  between the closing  price of the call and the exercise  price, multiplied by a specified  multiple that  determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price,  it is likely that the call will lapse  without being exercised. In that case, the Fund would keep the cash premium.

     The  Fund's  custodian  bank,  or a  securities  depository  acting for the custodian,  will act as the Fund's escrow agent,  through the  facilities of the
Options Clearing  Corporation  ("OCC"),  as to the investments on which the Fund has  written  calls  traded  on  exchanges  or as  to  other  acceptable  escrow securities.  In that way, no margin will be required for such transactions.  OCC will release the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

     When the Fund writes an over-the-counter ("OTC") option, it will enter into an  arrangement  with a primary  U.S.  government  securities  dealer which will establish  a formula  price at which the Fund  will have the  absolute  right to repurchase  that OTC option.  The  formula  price will  generally  be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security (that is, the option is "in the money").  When the Fund writes an OTC option,  it will treat  as  illiquid  (for  purposes  of  its  restriction  on  holding  illiquid securities)  the  mark-to-market  value of any OTC  option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon  whether the net of the amount of the option  transaction costs and the premium received on the call the Fund wrote is more or less  than the  price of the call the Fund  purchases  to close  out the transaction.  The Fund may  realize  a profit if the call  expires  unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal  income tax  purposes,  as are the  premiums on lapsed  calls.  When distributed by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

     The Fund can also  write  calls on a futures  contract  without  owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is  written,  the Fund must cover the call by  identifying  on its books an equivalent  dollar  amount of liquid  assets.  The Fund will  segregate additional  liquid assets if the value of the segregated assets drops below 100%
of the current value of the future. Because of this segregation requirement,  in no  circumstances  would the  Fund's  receipt of an  exercise  notice as to that future require the Fund to deliver a futures  contract.  It would simply put the
Fund in a short  futures  position,  which is  permitted  by the Fund's  hedging policies.

     Writing  Put  Options.  The  Fund may sell put  options.  A put  option  on securities  gives the purchaser the right to sell, and the writer the obligation to buy,  the  underlying  investment  at the  exercise  price  during the option period.  The Fund  will not write  puts if,  as a  result,  more than 50% of the
Fund's net assets would be required to be segregated to cover such put options.

     If the  Fund  writes  a put,  the put  must be  covered  by  liquid  assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying  investment  remains equal to or above the exercise price of the put. However,  the Fund also assumes the obligation  during the option period to buy the underlying  investment  from the buyer of the put at the exercise price,  even if the value of the investment falls  below  the  exercise  price.  If a  put  the  Fund  has  written  expires unexercised,  the Fund  realizes  a gain in the amount of the  premium  less the transaction costs incurred.  If the put is exercised,  the Fund must fulfill its obligation to purchase the  underlying  investment at the exercise  price.  That price will usually  exceed the market value of the  investment  at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium  received  minus the sum of the exercise  price and any  transaction costs the Fund incurred.

     When writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security the Fund will identify  liquid assets with a value equal to or greater than the exercise  price of the underlying  securities.  The
Fund therefore  forgoes the  opportunity  of investing the segregated  assets or writing calls against those assets.

     As long as the Fund's  obligation  as the put writer  continues,  it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require the Fund to take  delivery of the  underlying  security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
That obligation terminates upon expiration of the put. It may also terminate if, before it receives  an  exercise  notice,  the Fund  effects a closing  purchase transaction by purchasing a put of the same series as it sold. Once the Fund has
been  assigned  an  exercise  notice,   it  cannot  effect  a  closing  purchase
transaction.

     The Fund may decide to effect a closing  purchase  transaction to realize a profit on an outstanding  put option it has written or to prevent the underlying security  from being put.  Effecting a closing  purchase  transaction  will also permit  the Fund to write  another  put option on the  security,  or to sell the security and use the proceeds from the sale for other investments. The Fund will realize  a profit  or loss  from a closing  purchase  transaction  depending  on whether the cost of the  transaction  is less or more than the premium  received from  writing  the put option.  Any profits  from  writing  puts are  considered short-term  capital gains for federal tax purposes,  and when distributed by the
Fund, are taxable as ordinary income.

     Purchasing  Calls and Puts. The Fund can purchase calls to protect  against the possibility that the Fund's portfolio will not participate in an anticipated rise in the  securities  market.  When the  Fund  buys a call  (other  than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying  investment from a seller of a corresponding call on the same investment  during the call period at a fixed exercise price.  The Fund benefits only if it sells the call at a profit or if, during the call period,  the market price of the  underlying  investment is above the sum of the call price plus the transaction  costs and the premium paid for the call and the Fund  exercises the call.  If the Fund does not  exercise  the call or sell it  (whether or not at a profit), the call will become worthless at its expiration date. In that case the
Fund will have paid the premium but lost the right to  purchase  the  underlying investment.

     The Fund can buy puts whether or not it holds the underlying  investment in its portfolio.  When the Fund purchases a put, it pays a premium and,  except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

     Buying a put on an  investment  the Fund  does not own (such as an index or future)  permits  the Fund  either  to resell  the put or to buy the  underlying investment  and sell it at the  exercise  price.  The  resale  price  will  vary inversely to the price of the underlying investment.  If the market price of the underlying  investment is above the exercise price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

     Buying a put on  securities  or futures  the Fund owns  enables the Fund to attempt to protect  itself during the put period  against a decline in the value of the underlying  investment below the exercise price by selling the underlying investment  at the  exercise  price to a seller of a  corresponding  put. If the market  price of the  underlying  investment  is equal to or above the  exercise price and, as a result,  the put is not exercised or resold, the put will become worthless  at its  expiration  date.  In that  case the Fund  will have paid the premium but lost the right to sell the underlying investment.  However, the Fund may  sell  the put  prior to its  expiration.  That  sale may or may not be at a profit.

     When the Fund  purchases  a call or put on an  index or  future,  it pays a premium,  but  settlement  is in cash rather than by delivery of the  underlying investment to the Fund. Gain or loss depends on changes in the index in question
(and thus on price movements in the securities  market generally) rather than on price movements in individual securities or futures contracts.

     The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

     Buying and Selling Options on Foreign Currencies. The Fund can buy and sell calls and puts on foreign currencies.  They include puts and calls that trade on a securities or commodities exchange or in the  over-the-counter  markets or are quoted by major  recognized  dealers in such  options.  The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

     If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated,  the increased cost of those securities may be partially  offset by purchasing  calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign  currency,  the  decline in the  dollar  value of  portfolio  securities denominated  in that  currency  might be  partially  offset by writing  calls or purchasing  puts on that foreign  currency.  However,  the currency  rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium  payments and transaction  costs without a corresponding benefit.

     A call the Fund writes on a foreign  currency is "covered" if the Fund owns the  underlying  foreign  currency  covered by the call or has an  absolute  and immediate  right to  acquire  that  foreign  currency  without  additional  cash consideration (or it can do so for additional cash  consideration  identified on its books) upon  conversion  or exchange of other  foreign  currency held in its portfolio.

     The Fund  could  write a call on a  foreign  currency  to  provide  a hedge against a decline in the U.S.  dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option.  That decline might be one that occurs due to an expected adverse change in the exchange  rate.  This is known as a  "cross-hedging"  strategy.  In those circumstances, the Fund covers the option by identifying on its books cash, U.S.
government  securities or other liquid,  high-grade debt securities in an amount equal to the exercise price of the option.

     Risks of Hedging with Options and Futures.  The use of hedging  instruments requires  special  skills  and  knowledge  of  investment  techniques  that  are different than what is required for normal portfolio management.  If the Manager uses a  hedging  instrument  at the  wrong  time  or  judges  market  conditions incorrectly,  hedging  strategies may reduce the Fund's  return.  The Fund could also experience  losses if the prices of its futures and options  positions were not correlated with its other investments.

     The Fund's option  activities could affect its portfolio  turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the
Fund to sell related  portfolio  securities,  thus increasing its turnover rate.
The exercise by the Fund of puts on securities will cause the sale of underlying investments,  increasing  portfolio  turnover.  Although the decision whether to exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

     The Fund could pay a brokerage  commission each time it buys a call or put, sells a call or put, or buys or sells an  underlying  investment  in  connection with the  exercise  of a call or put.  Those  commissions  could be  higher on a relative  basis  than  the  commissions  for  direct  purchases  or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently,  put and call options offer large  amounts of  leverage.  The  leverage  offered by trading in options could  result in the Fund's net asset value being more  sensitive  to changes in the value of the underlying investment.

     If a covered call written by the Fund is  exercised on an  investment  that has increased in value,  the Fund will be required to sell the investment at the call  price.  It will not be able to realize  any profit if the  investment  has increased in value above the call price.

     An  option  position  may be  closed  out  only on a market  that  provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular  option.  The Fund might experience  losses if it could not close out a position  because of an  illiquid market for the future or option.

     There is a risk in using  short  hedging by selling  futures or  purchasing puts on broadly-based  indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities.  The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's  securities.  For example,  it is possible that while the Fund has used hedging  instruments in a short hedge,  the market might advance  and the value of the  securities  held in the  Fund's  portfolio  might decline. If that occurred,  the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small  degree,  over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of  imperfect  correlation  increases  as the  composition  of the
Fund's portfolio diverges from the securities  included in the applicable index.
To  compensate  for the imperfect  correlation  of movements in the price of the portfolio  securities  being  hedged and  movements  in the price of the hedging instruments,  the Fund might use hedging  instruments in a greater dollar amount than the dollar amount of portfolio  securities being hedged.  It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions,  due to  differences  in the  nature of those  markets.
First,  all participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants entering into offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     The Fund  can use  hedging  instruments  to  establish  a  position  in the securities  markets as a temporary  substitute  for the  purchase of  individual securities  (long  hedging)  by buying  futures  and/or  calls on such  futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the  market  might  decline.  If the Fund  then  concludes  not to  invest in securities  because of concerns  that the market  might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

     Forward  Contracts.  Forward  contracts  are  foreign  currency  exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed  price.  The Fund  uses  them to "lock  in" the U.S.  dollar  price of a security  denominated in a foreign currency that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative values of the
U.S.  dollar and a foreign  currency.  The Fund  limits its  exposure in foreign currency  exchange  contracts in a particular  foreign currency to the amount of its assets denominated in that currency or a  closely-correlated  currency.  The
Fund may also use  "cross-hedging"  where the Fund  hedges  against  changes  in currencies other than the currency in which a security it holds is denominated.

     Under a forward contract,  one party agrees to purchase,  and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the  contract  agreed upon by the  parties.  The transaction  price  is set at the time  the  contract  is  entered  into.  These contracts are traded in the inter-bank market conducted  directly among currency traders (usually large commercial banks) and their customers.

     The Fund can use forward  contracts to protect  against  uncertainty in the level of future exchange rates. The use of forward  contracts does not eliminate the risk of  fluctuations  in the prices of the  underlying  securities the Fund owns or intends  to  acquire,  but it does fix a rate of  exchange  in  advance.
Although  forward  contracts  may  reduce the risk of loss from a decline in the value of the hedged currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

     When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign  currency,  or when it anticipates  receiving  dividend payments in a foreign  currency,  the Fund might  desire to  "lock-in"  the U.S.
dollar  price of the  security or the U.S.  dollar  equivalent  of the  dividend payments.  To do so,  the Fund  could  enter  into a  forward  contract  for the purchase or sale of the amount of foreign  currency  involved in the  underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a  "transaction  hedge." The  transaction  hedge will protect the
Fund against a loss from an adverse change in the currency exchange rates during the period  between the date on which the  security is  purchased  or sold or on which the payment is  declared,  and the date on which the  payments are made or received.

     The Fund could also use forward  contracts to lock in the U.S. dollar value of  portfolio  positions.  This is  called  a  "position  hedge."  When the Fund believes that foreign  currency might suffer a substantial  decline  against the
U.S.  dollar,  it could enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the
U.S. dollar might suffer a substantial  decline against a foreign  currency,  it could enter into a forward  contract to buy that  foreign  currency  for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar  amount if the Fund believes that the U.S. dollar value of the foreign  currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.
That is referred to as a "cross hedge."

     The Fund will cover its short  positions in these cases by  identifying  on its books  liquid  assets  having a value equal to the  aggregate  amount of the
Fund's commitment under forward contracts.  The Fund will not enter into forward contracts or maintain a net exposure to such  contracts if the  consummation  of the contracts  would obligate the Fund to deliver an amount of foreign  currency in  excess of the  value of the  Fund's  portfolio  securities  or other  assets denominated  in that  currency  or another  currency  that is the subject of the hedge.

     However,  to avoid excess  transactions and transaction costs, the Fund may maintain  a net  exposure  to  forward  contracts  in excess of the value of the
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency.
The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase a call option  permitting  the Fund to purchase the amount of foreign  currency being hedged by a forward sale contract at a price no higher than the forward  contract price.  As another  alternative, the Fund may  purchase  a put option  permitting  the Fund to sell the amount of foreign currency  subject to a forward  purchase  contract at a price as high or higher than the forward contact price.

     The precise  matching of the amounts under forward  contracts and the value of the securities  involved  generally  will not be possible  because the future value  of  securities  denominated  in  foreign  currencies  will  change  as  a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the
security  and  deliver  foreign   currency  to  settle  the  original   purchase
obligation.  If the  market  value of the  security  is less than the  amount of foreign  currency  the Fund is  obligated  to  deliver,  the Fund  might have to purchase  additional  foreign  currency on the "spot"  (that is, cash) market to settle the security trade.  If the market value of the security  instead exceeds the amount of foreign  currency  the Fund is  obligated to deliver to settle the trade,  the Fund  might  have to sell on the  spot  market  some of the  foreign currency  received  upon  the sale of the  security.  There  will be  additional transaction costs on the spot market in those cases.

     The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly uncertain.  Forward contracts involve the risk that anticipated  currency movements will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional  transactions costs. The use of forward contracts  in this  manner  might  reduce  the Fund's  performance  if there are unanticipated  changes in currency  prices to a greater  degree than if the Fund had not entered into such contracts.

     At or before the maturity of a forward contract  requiring the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the security  and offset its  contractual  obligation  to deliver  the  currency  by purchasing a second contract.  Under that contract the Fund will obtain,  on the same  maturity  date,  the same amount of the  currency  that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same  amount of the same  currency  on the  maturity  date of the first contract.  The Fund would  realize a gain or loss as a result of  entering  into such an offsetting forward contract under either circumstance.  The gain or loss will  depend on the  extent  to which the  exchange  rate or rates  between  the currencies  involved moved between the execution dates of the first contract and offsetting contract.

     The costs to the Fund of engaging in forward  contracts varies with factors such as the  currencies  involved,  the  length of the  contract  period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal  basis,  no  brokerage  fees or  commissions  are  involved.
Because these  contracts  are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign  currencies into U.S. dollars on a daily basis.  The Fund may convert foreign  currency from time to time, and will incur  costs in doing  so.  Foreign  exchange  dealers  do not  charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various  currencies.  Thus, a dealer might offer to sell a foreign  currency  to the Fund at one  rate,  while  offering  a lesser  rate of  exchange  if the Fund  desires to resell  that  currency to the dealer.

     Regulatory  Aspects  of Hedging  Instruments.  The  Commodities  Futures
Trading  Commission  (the "CFTC")  recently  eliminated  limitations  on futures trading by certain regulated entities including registered  investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity  Exchange Act
("CEA").  The Fund may use futures  and  options  for  hedging  and  non-hedging purposes to the extent consistent with its investment  objective,  internal risk management  guidelines  adopted by the Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's  prospectus or this statement of additional information.

     Transactions in options by the Fund are subject to limitations  established by the option exchanges.  The exchanges limit the maximum number of options that may be  written or held by a single  investor  or group of  investors  acting in concert.  Those limits apply  regardless  of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities,  including other investment  companies having the same  advisor as the Fund (or an advisor  that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions.  An exchange  may order the  liquidation  of  positions  found to be in violation of those limits and may impose certain other sanctions.

     Under  interpretations of staff of the SEC regarding applicable  provisions of the Investment  Company Act of 1940 (the "Investment  Company Act"), when the
Fund purchases a future,  it must segregate  liquid assets in an amount equal to the purchase price of the future, less the margin deposit applicable to it.

     Tax  Aspects of  Certain  Hedging  Instruments.  Certain  foreign  currency exchange  contracts  in which the Fund may invest are treated as  "Section  1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are  characterized as 60% long-term and 40% short-term capital  gains or losses  under the Code.  However,  foreign  currency  gains or losses arising from Section 1256 contracts that are forward contracts  generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the  Fund  at the  end of  each  taxable  year  are  "marked-to-market,"  and unrealized  gains or losses are  treated  as though  they were  realized.  These contracts also may be  marked-to-market  for purposes of determining  the excise tax applicable to investment company  distributions and for other purposes under rules prescribed  pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

     Certain  forward  contracts the Fund enters into may result in  "straddles"
for federal income tax purposes. The straddle rules may affect the character and timing  of gains  (or  losses)  recognized  by the Fund on  straddle  positions.
Generally,  a loss  sustained  on the  disposition  of a  position  making  up a straddle is allowed  only to the extent that the loss  exceeds any  unrecognized gain in the  offsetting  positions  making up the straddle.  Disallowed  loss is generally  allowed  at the  point  where  there is no  unrecognized  gain in the offsetting  positions  making up the  straddle,  or the  offsetting  position is disposed of.

     Under the Internal  Revenue Code, the following gains or losses are treated as ordinary income or loss:

     (1) gains or losses  attributable  to  fluctuations  in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the
Fund actually collects such receivables or pays such liabilities, and

     (2) gains or losses  attributable to fluctuations in the value of a foreign currency  between the date of  acquisition  of a debt security  denominated in a foreign  currency  or  foreign  currency  forward  contracts  and  the  date  of disposition.

     Currency  gains and losses are offset  against  market  gains and losses on each  trade  before  determining  a net  "Section  988"  gain or loss  under the
Internal Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

     Temporary  Defensive and Interim  Investments.  When market,  economic or political  conditions  are  unstable,  or the Manager  believes it is  otherwise appropriate  to reduce  holdings in stocks,  the Fund can invest in a variety of debt  securities  for  defensive  purposes.  The Fund can  also  purchase  these securities  for liquidity  purposes to meet cash needs due to the  redemption of
Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:

     |_|    high-quality    (rated   in   the   top   rating    categories    of
nationally-recognized  rating  organizations  or deemed by the  Manager to be of comparable quality), short-term money market instruments, including those issued by the U. S. Treasury or other government agencies,

     |_| commercial paper (short-term,  unsecured,  promissory notes of domestic
or   foreign    companies)   rated   in   the   top   rating   category   of   a
nationally-recognized rating organization,

     |_| debt obligations of corporate issuers, rated investment-grade (rated at least Baa by Moody's Investors  Service,  Inc. or at least BBB by Standard &
Poor's Corporation,  or a comparable rating by another rating organization),  or unrated  securities judged by the Manager to have a comparable  quality to rated securities in those categories,

     |_| preferred stocks,

     |_|  certificates  of deposit and  bankers'  acceptances  of  domestic  and foreign banks and savings and loan associations, and

     |_| repurchase agreements.

     Short-term debt securities would normally be selected for defensive or cash management  purposes  because they can normally be disposed of quickly,  are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

     Repurchase   Agreements.   The  Fund  can  acquire  securities  subject  to
repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities  transactions, or for temporary defensive purposes, as described below.

     In  a  repurchase   transaction,   the  Fund  buys  a  security  from,  and
simultaneously  resells it to, an approved vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have been designated as primary  dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

     The  majority  of these  transactions  run from  day to day,  and  delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase  agreements  having a maturity  beyond  seven days are subject to the
Fund's limits on holding  illiquid  investments.  The Fund will not enter into a repurchase  agreement  that causes more than 10% of its net assets to be subject to repurchase  agreements having a maturity beyond seven days. There is no limit on the  amount of the  Fund's  net  assets  that may be  subject  to  repurchase agreements having maturities of seven days or less.

     Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value
of  the  collateral  must  equal  or  exceed  the  repurchase   price  to  fully
collateralize the repayment obligation.  However, if the vendor fails to pay the resale price on the delivery  date, the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do
so. The Manager will monitor the vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will  continuously  monitor  the  collateral's value.

     Pursuant  to an  Exemptive  Order  issued by the  Securities  and  Exchange
Commission (the "SEC"),  the Fund, along with other affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances into one or more joint repurchase  accounts.  These  balances  are  invested in one or more  repurchase agreements,  secured by U.S. government securities.  Securities that are pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires that the market value  of the  collateral  be  sufficient  to cover  payments  of  interest  and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

     |X|  Interfund  Lending  Arrangements.   Consistent  with  its  fundamental
policies  and  pursuant to an  exemptive  order  issued by the SEC, the Fund may engage in lending activities with other funds in the  OppenheimerFunds  complex.
Lending money to an  affiliated  fund may allow the Fund to obtain a higher rate
of  return  than  it  could  from  interest  rates  on  alternative   short-term
investments. Implementation of interfund lending will be accomplished consistent with  applicable  regulatory  requirements,  including the provisions of the SEC order.

     o Interfund  Lending.  To assure that the Fund will not be disadvantaged by making  loans to  affiliated  funds,  certain  safeguards  will be  implemented.
Examples of these safeguards include the following:

     o the Fund will not lend money to affiliated funds unless the interest rate on such loan is determined to be reasonable under the circumstances;

     o the Fund may not make interfund loans in excess of 15% of its net assets;

     o an interfund loan to any one  affiliated  fund shall not exceed 5% of the
Fund's net assets;

     o an interfund loan may not be outstanding for more than seven days;

     o each interfund loan may be called on one business day's notice; and

     o the Manager  will  provide the Trustees  reports on all  interfund  loans demonstrating that the Fund's  participation is appropriate and that the loan is consistent with its investment objectives and policies.

     When the Fund lends assets to another  affiliated fund, the Fund is subject to the risk that the borrowing fund might fail to repay the loan.

     Investment in Other Investment  Companies.  The Fund can also invest in the securities of other  investment  companies,  which can include  open-end  funds, closed-end funds and unit investment trusts,  subject to the limits set forth in the  Investment  Company  Act  that  apply to those  types of  investments.  For example,  the Fund can  invest in  Exchange-Traded  Funds,  which are  typically open-end funds or unit investment trusts,  listed on a stock exchange.  The Fund might do so as a way of  gaining  exposure  to the  segments  of the  equity  or fixed-income  markets  represented by the Exchange-Traded  Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

     Investing  in  another  investment  company  may  involve  the  payment  of substantial  premiums  above the value of such  investment  company's  portfolio securities and is subject to limitations  under the Investment  Company Act. The
Fund does not intend to invest in other investment  companies unless the Manager believes that the potential  benefits of the  investment  justify the payment of any premiums or sales charges.  As a shareholder of an investment  company,  the
Fund  would  be  subject  to its  ratable  share  of that  investment  company's expenses,  including its advisory and administration expenses. The Fund does not anticipate  investing a substantial  amount of its net assets in shares of other investment companies.

Investment Restrictions

     What Are "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has adopted to govern its investments  that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the
Investment  Company Act, a "majority" vote is defined as the vote of the holders of the lesser of: ? 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are  present  or  represented  by proxy,  or ? more than 50% of the  outstanding shares.

         The Fund's investment  objective is a fundamental  policy.  Other policies  described in the Prospectus or this Statement of Additional  Information are  "fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies without  shareholder  approval.  However,  significant changes to investment  policies will be described in  supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's principal investment policies are described in the Prospectus.

     |X| What are the Fund's  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund.

     The Fund cannot buy  securities  issued or  guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities of that issuer or if it would then own more than 10% of that issuer's voting  securities.  This limitation  applies to 75% of the Fund's total assets.  The limit does not apply to  securities  issued  by  the  U.S.  government  or any  of  its  agencies  or instrumentalities or securities of other investment companies.

     The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in companies in any one  industry.  Obligations  of the
U.S.  government,  its agencies and  instrumentalities  are not considered to be part of an "industry" for the purposes of this restriction.

     |_| The Fund cannot make loans except (a) through  lending of securities in an amount not to exceed 25% of its total  assets,  (b) through  the  purchase of debt securities or similar  evidences of indebtedness,  (c) through an interfund lending program (if applicable)  with other affiliated  funds,  provided that no such loan may be made if, as a result,  the aggregate of such loans would exceed
331/3% of the value of its total  assets  (taken at market  value at the time of such loans), and (d) through repurchase agreements.

     |_| The Fund  cannot  borrow,  other than from banks and only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing).

     The Fund cannot  invest in real estate or in  interests  in real  estate.
However,  the Fund  can  purchase  readily-marketable  securities  of  companies holding real estate or interests  in real estate.  ? The Fund cannot  underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

     |_| The Fund cannot issue "senior  securities,"  but this does not prohibit certain  investment  activities  for which assets of the Fund are  designated as segregated,  or margin,  collateral or escrow  arrangements are established,  to cover the related  obligations.  Examples of those activities  include borrowing
money,   reverse  repurchase   agreements,   delayed-delivery   and  when-issued
arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

     |X|  Non-Fundamental  Investment  Restrictions.   The  following  operating
policies of the Fund are not fundamental  policies and, as such, may be changed, provided such change is  consistent  with the  Investment  Company Act and other applicable  regulations,  by vote of a majority of the Fund's  Board of Trustees without shareholder approval. These additional restrictions provide that:

     |_| The Fund  cannot  invest in  companies  for the  purpose  of  acquiring control or management of them.

     The Fund cannot purchase securities on margin. However, the Fund may make margin deposits in connection with any of the hedging  instruments  permitted by any of its other fundamental policies.

     The Fund  cannot  make short  sales of  securities  except  "short  sales against-the-box."

     The  Fund  cannot  invest  in  interests  in oil,  gas or  other  mineral exploration or development programs.

     The Fund  cannot  pledge,  mortgage  or  hypothecate  any of its  assets.
However, this does not prohibit the escrow arrangements  contemplated by the put and call  activities of the Fund or other  collateral or margin  arrangements in connection  with any of the hedging  instruments  permitted  by any of its other policies.

     Unless the  Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an on-going basis, it applies only at the  time the  Fund  makes an  investment,  with  the  exception  of the  Fund's borrowing  policy . The Fund  need not sell  securities  to meet the  percentage limits if the value of the investment increases in proportion to the size of the
Fund.

     For purposes of the Fund's policy not to  concentrate  its  investments  as described above, the Fund has adopted the industry  classifications set forth in
Appendix  A  to  this   Statement  of  Additional   Information.   The  industry
classifications is not a fundamental policy.

How the Fund is Managed

                    Organization   and   History.   The  Fund  is  an  open-end,
                    diversified  management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a  Massachusetts  business  trust in March,
                    2000.

                    Classes of Shares.  The  Trustees  are  authorized,  without shareholder  approval,  to create new series and  classes of shares.  The Trustees may reclassify  unissued shares of the
                    Fund  into  additional  series or  classes  of  shares.  The
                    Trustees  also may divide or  combine  the shares of a class into a greater or lesser number of shares  without  changing the  proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have  cumulative  voting  rights or preemptive or  subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

                    The Fund  currently  has five  classes of  shares:  Class A,
                    Class B, Class C, Class N and Class Y. All classes invest in the same investment  portfolio.  Only  retirement  plans may
                    purchase   Class  N  shares.   Only  certain   institutional
                    investors may elect to purchase  Class Y shares.  Each class of shares:

o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate  voting rights on matters in which  interests of one class are different  from interests of another class, and
o        votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted  to the vote of  shareholders.  Each share of the Fund  represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

     Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not  required to hold,  and does not plan to hold,  regular  annual  meetings of shareholders,  but may do so from  time to  time on  important  matters  or when required  to do so by the  Investment  Company  Act  or  other  applicable  law.
Shareholders  have  the  right,  upon  the  declaration  in  writing  or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

     Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an  express  disclaimer  of  shareholder  or  Trustee  liability  for the Fund's obligations.  It also provides for indemnification and reimbursement of expenses out of the Fund's  property for any shareholder  held personally  liable for its obligations.  The  Declaration of Trust also states that upon request,  the Fund shall assume the defense of any claim made against a shareholder  for any act or
obligation   of  the  Fund  and  shall  satisfy  any  judgment  on  that  claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand  that may arise out of any  dealings  with the  Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

     Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Trustees has an Audit Committee,  a Regulatory & Oversight
Committee, a Governance Committee, and a Proxy Committee. The Audit Committee is
comprised solely of Independent Trustees. The members of the Audit Committee are
Edward  Regan  (Chairman),  Kenneth  Randall  and  Russell  Reynolds.  The Audit
Committee held 6 meetings  during the Fund's fiscal year ended October 31, 2003.
The Audit  Committee  provides  the Board  with  recommendations  regarding  the selection of the Fund's  independent  auditor.  The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the  Fund's  independent  auditor  concerning  the  Fund's  internal  accounting procedures,  and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

     The members of the Regulatory  &  Oversight  Committee are Robert Galli
(Chairman),  Joel Motley and Phillip Griffiths.  The Regulatory &  Oversight
Committee held 6 meetings  during the Fund's fiscal year ended October 31, 2003.
The Regulatory &  Oversight  Committee evaluates and reports to the Board on the Fund's  contractual  arrangements,  including  the  Investment  Advisory and
Distribution  Agreements,   transfer  and  shareholder  service  agreements  and
custodian  agreements as well as the policies and procedures adopted by the Fund to comply with the Investment  Company Act and other applicable law, among other duties as set forth in the Committee's charter.

     The members of the Governance  Committee are Joel Motley (Acting Chairman),
Phillip Griffiths and Kenneth Randall.  The Governance Committee held 3 meetings during the Fund's fiscal year ended October 31, 2003. The  Governance  Committee reviews the Fund's  governance  guidelines,  the adequacy of the Fund's Codes of
Ethics,  and develops  qualification  criteria for Board members consistent with
the  Fund's  governance  guidelines,   among  other  duties  set  forth  in  the
Committee's charter.

     The members of the Proxy  Committee  are Edward Regan  (Chairman),  Russell
Reynolds and John Murphy.  The Proxy Committee held 2 meetings during the Fund's fiscal year ended October 31, 2003. The Proxy Committee  provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees is an  "Independent  Trustee"  under the  Investment  Company  Act. Mr.
Murphy is an "Interested  Trustee," because he is affiliated with the Manager by virtue of his  positions  as an officer and  director of the  Manager,  and as a shareholder of its parent company.

     The Fund's Trustees and officers and their positions held with the Fund and length of  service  in such  position(s)  and their  principal  occupations  and business  affiliations during the past five years are listed in the chart below.
The information for the Trustees also includes the dollar range of shares of the
Fund as well as the aggregate dollar range of shares  beneficially  owned in any of the Oppenheimer funds overseen by the Trustees.  All of the Trustees are also trustees or  directors  of the  following  publicly  offered  Oppenheimer  funds
(referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals          Oppenheimer Global Opportunities Fund
Oppenheimer AMT-Free New York Municipals Oppenheimer Gold & Special Minerals Fund
Oppenheimer California Municipal Fund    Oppenheimer Growth Fund
Oppenheimer Capital Appreciation Fund    Oppenheimer International Growth Fund
Oppenheimer Capital Preservation Fund    Oppenheimer International Small Company Fund
Oppenheimer Developing Markets Fund      Oppenheimer Money Market Fund, Inc.
Oppenheimer Discovery Fund               Oppenheimer Multiple Strategies Fund
Oppenheimer Emerging Growth Fund         Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Technologies Fund   Oppenheimer Multi-State Municipal Trust
Oppenheimer Enterprise Fund              Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                  Oppenheimer U.S. Government Trust

     In addition to being a trustee or director of the Board I Funds,  Mr. Galli is also a director  or trustee of 10 other  portfolios  in the  OppenheimerFunds complex.  Present or former  officers,  directors,  trustees and employees  (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement  plans  established  by them for their  employees  are  permitted  to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without  sales  charge.  The sales charges on Class A shares is waived for
that  group  because  of  the  economies  of  sales  efforts   realized  by  the
Distributor.

     Messrs.  Murphy,  Molleur,  Vottiero,  Wixted and Zack, and Mses. Bechtolt,
Feld,  Granger and Ives  respectively  hold the same offices with one or more of the other Board I Funds as with the Fund. As of November 24, 2003,  the Trustees and officers of the Fund, as a group,  owned of record or beneficially less than
1% of each class of shares of the Fund. The foregoing statement does not reflect ownership  of shares of the Fund held of record by an employee  benefit plan for employees of the  Manager,  other than the shares  beneficially  owned under the plan by the officers of the Fund listed  above.  In addition,  each  Independent
Trustee,  and his or her family  members,  do not own  securities  of either the
Manager or Distributor of the Board I Funds or any person directly or indirectly controlling,  controlled  by  or  under  common  control  with  the  Manager  or
Distributor.

     |X|  Affiliated  Transactions  and  Material  Business  Relationships.  Mr.
Reynolds has reported he has a controlling  interest in The Directorship  Group,
Inc. ("The Directorship Search Group"), a director recruiting firm that provided consulting  services to  Massachusetts  Mutual  Life  Insurance  Company  (which controls the Manager) for fees aggregating $247,500 from January 1, 2001 through
December 31, 2002. Mr.  Reynolds  estimates that The  Directorship  Search Group will not provide  consulting  services to  Massachusetts  Mutual Life  Insurance
Company during the calendar year 2003.

     The Independent  Trustees have unanimously  (except for Mr.  Reynolds,  who abstained) determined that the consulting  arrangements between The Directorship
Search Group and  Massachusetts  Mutual Life Insurance Company were not material business or  professional  relationships  that would  compromise  Mr.  Reynolds'
status  as an  Independent  Trustee.  Nonetheless,  to  assure  certainty  as to determinations  of the Board and the  Independent  Trustees  as to matters  upon which the Investment  Company Act or the rules thereunder  require approval by a majority of Independent Trustees,  Mr. Reynolds will not be counted for purposes of determining whether a quorum of Independent Trustees was present or whether a majority of Independent Trustees approved the matter.

     The  address of each  Trustee  in the chart  below is 6803 S.  Tucson  Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her  resignation,  retirement,  death or removal.  Mr.  Motley was elected as
Trustee to the Board I funds effective  October 10, 2002 and did not hold shares of Board I funds during the calendar year ended December 31, 2002.

                   Independent Trustees

----------------------------- ---------------------------------------------------------- --------------- ----------------

Name,                         Principal Occupation(s) During Past 5 Years;               Dollar Range    Aggregate
                                                                                                         Dollar Range
                                                                                                         Of Shares
                                                                                                         Beneficially
                                                                                                         Owned in Any
                                                                                         of Shares       of the
Position(s) Held with Fund,   Other Trusteeships/Directorships Held by Trustee;          Beneficially    Oppenheimer
Length of Service,            Number of Portfolios in Fund Complex Currently Overseen    Owned in the    Funds Overseen
Age                           by Trustee                                                 Fund            by Trustee

----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------------------------

                                                                                             As of December 31, 2002

----------------------------- ---------------------------------------------------------- --------------------------------
----------------------------- ---------------------------------------------------------- --------------- ----------------

Clayton K. Yeutter,           Of Counsel (since 1993), Hogan & Hartson (a law firm).     $0              $50,001-$100,000
Chairman of the Board of      Other directorships: Weyerhaeuser Corp. (since 1999) and
Trustees since 2003;          Danielson Holding Corp. (since 2002); formerly a
Trustee since 2000            director of Caterpillar, Inc. (1993-December 2002).
Age: 72                       Oversees 25 portfolios in the OppenheimerFunds complex.

----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------- ----------------

Robert G. Galli,              A trustee or director of other Oppenheimer funds.          $50,001 -       Over $100,000
Trustee since 2000            Oversees 35 portfolios in the OppenheimerFunds complex.    $100,000
Age: 70

----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------- ----------------

Phillip A. Griffiths,         A director (since 1991) of the Institute for Advanced      $0              Over $100,000
Trustee, since 2000           Study, Princeton, N.J., a director (since 2001) of GSI
Age: 65                       Lumonics, a trustee (since 1983) of Woodward Academy, a
                              Senior Advisor (since 2001) of The Andrew W. Mellon
                              Foundation. A member of: the National Academy of
                              Sciences (since 1979), American Academy of Arts and
                              Sciences (since 1995), American Philosophical Society
                              (since 1996) and Council on Foreign Relations (since
                              2002). Formerly a director of Bankers Trust New York
                              Corporation (1994-1999). Oversees 25 portfolios in the
                              OppenheimerFunds complex.

----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------- ----------------

Joel W. Motley,               Director (since 2002) Columbia Equity Financial Corp.      None            None
Trustee since 2002            (privately-held financial adviser); Managing Director
Age: 51                       (since 2002) Carmona Motley, Inc. (privately-held
                              financial adviser); Formerly he held the following
                              positions: Managing Director (January 1998-December
                              2001), Carmona Motley Hoffman Inc. (privately-held
                              financial adviser); Managing Director (January
                              1992-December 1997), Carmona Motley & Co.
                              (privately-held financial adviser). Oversees 25
                              portfolios in the OppenheimerFunds complex.

----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------- ----------------

Kenneth A. Randall, Trustee   A director of Dominion Resources, Inc. (electric utility   $0              Over $100,000
since 2000                    holding company) and Prime Retail, Inc. (real estate
Age: 76                       investment trust); formerly a director of Dominion
                              Energy, Inc. (electric power and oil & gas producer),
                              President and Chief Executive Officer of The Conference
                              Board, Inc. (international economic and business
                              research) and a director of Lumbermens Mutual Casualty
                              Company, American Motorists Insurance Company and
                              American Manufacturers Mutual Insurance Company.
                              Oversees 25 portfolios in the OppenheimerFunds complex.

----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------- ----------------

Edward V. Regan,              President, Baruch College, CUNY; a director of RBAsset     $1 - $10,000    $50,001-$100,000
Trustee since 2000            (real estate manager); a director of OffitBank; formerly
Age: 73                       Trustee, Financial Accounting Foundation (FASB and
                              GASB), Senior Fellow of Jerome Levy Economics Institute,
                              Bard College, Chairman of Municipal Assistance
                              Corporation for the City of New York, New York State
                              Comptroller and Trustee of New York State and Local
                              Retirement Fund. Oversees 25 investment companies in the
                              OppenheimerFunds complex.

----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------- ----------------

Russell S. Reynolds, Jr.,      Chairman (since 1993) of The Directorship  Search Group,  $0              $10,001-$50,000
Trustee since 2000             Inc.  (corporate  governance  consulting  and  executive
Age: 71                        recruiting);  a  life  trustee  of  International  House
                               (non-profit  educational  organization),  and a  trustee
                               (since  1996)  of  the  Greenwich   Historical  Society.
                               Oversees 25 portfolios in the OppenheimerFunds complex.

----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------- ----------------

Donald W. Spiro,              Chairman Emeritus (since January 1991) of the Manager.     $0              Over $100,000
Vice Chairman of the Board    Formerly a director (January 1969-August 1999) of the
of Trustees,                  Manager. Oversees 25 portfolios in the OppenheimerFunds
Trustee since 2000            complex.
Age: 77

----------------------------- ---------------------------------------------------------- --------------- ----------------

         The address of Mr. Murphy in the chart below is Two World Financial Center,  New York, NY 10281-1008.  Mr.
Murphy serves for an indefinite term, until his resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------

                                              Interested Trustee and Officer

---------------------------------------------------------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------- --------------- ----------------

Name,                        Principal Occupation(s) During Past 5 Years;                  Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           Of Shares
                                                                                                           Beneficially
Position(s) Held with                                                                      of Shares       Owned in Any
Fund,                        Other Trusteeships/Directorships Held by Trustee;             Beneficially    of the
Length of Service            Number of Portfolios in Fund Complex Currently Overseen by    Owned in the    Oppenheimer
Age                          Trustee                                                       Fund            Funds

---------------------------- ------------------------------------------------------------- --------------- ----------------
---------------------------- ------------------------------------------------------------- --------------------------------

                                                                                               As of December 31, 2002

---------------------------- ------------------------------------------------------------- --------------------------------
---------------------------- ------------------------------------------------------------- --------------- ----------------

John V. Murphy, President    Chairman, Chief Executive Officer and director (since June    $0               Over $100,000
and Trustee,                 2001) and President (since September 2000) of the Manager;
Trustee since 2001           President and a director or trustee of other Oppenheimer
Age: 54                      funds; President and a director (since July 2001) of
                             Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a
                             holding company subsidiary of the Manager); a director
                             (since November 2001) of OppenheimerFunds Distributor, Inc.
                             (a subsidiary of the Manager); Chairman and a director
                             (since July 2001) of Shareholder Services, Inc. and of
                             Shareholder Financial Services, Inc. (transfer agent
                             subsidiaries of the Manager); President and a director
                             (since July 2001) of OppenheimerFunds Legacy Program (a
                             charitable trust program established by the Manager); a
                             director of the investment advisory subsidiaries of the
                             Manager: OFI Institutional Asset Management, Inc. and
                             Centennial Asset Management Corporation (since November
                             2001), HarbourView Asset Management Corporation and OFI
                             Private Investments, Inc. (since July 2001); President
                             (since November 1, 2001) and a director (since July 2001)
                             of Oppenheimer Real Asset Management, Inc.; a director
                             (since November 2001) of Trinity Investment Management
                             Corp. and Tremont Advisers, Inc. (investment advisory
                             affiliates of the Manager); Executive Vice President (since
                             February 1997) of Massachusetts Mutual Life Insurance
                             Company (the Manager's parent company); a director (since
                             June 1995) of DLB Acquisition Corporation (a holding
                             company that owns the shares of David L. Babson & Company,
                             Inc.); formerly, Chief Operating Officer (September
                             2000-June 2001) of the Manager; President and trustee
                             (November 1999-November 2001) of MML Series Investment Fund
                             and MassMutual Institutional Funds (open-end investment
                             companies); a director (September 1999-August 2000) of C.M.
                             Life Insurance Company; President, Chief Executive Officer
                             and director (September 1999-August 2000) of MML Bay State
                             Life Insurance Company; a director (June 1989-June 1998) of
                             Emerald Isle Bancorp and Hibernia Savings Bank (a
                             wholly-owned subsidiary of Emerald Isle Bancorp). Oversees
                             72 portfolios as Trustee/Director and 10 portfolios as
                             Officer in the OppenheimerFunds complex.

---------------------------- ------------------------------------------------------------- --------------- ----------------

         The  address of the  Officers in the chart  below is as  follows:  for Messrs.  Molleur and Zack and Mses.
Feld and Granger,  Two World Financial Center, New York, NY 10281-1008,  for Messrs.  Vottiero and Wixted and Mses.
Bechtolt and Ives, 6803 S. Tucson Way, Centennial,  CO 80112-3924.  Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------

                                                   Officers of the Fund

---------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Name,                              Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund,
Length of Service,
Age

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Laura Granger, Vice President      Vice President of the Manager (since October 2000); an officer of 3 portfolios in the
and Portfolio Manager since 2000   OppenheimerFunds complex; formerly a portfolio manager at Fortis Advisors (July
Age: 42                            1998-October 2000).

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Brian W. Wixted,                   Senior Vice  President  and  Treasurer  (since  March 1999) of the  Manager;  Treasurer
Treasurer since 1999               (since March 1999) of HarbourView Asset Management  Corporation,  Shareholder Services,
Age: 44                            Inc.,  Oppenheimer Real Asset Management  Corporation,  Shareholder Financial Services,
                                   Inc.,  Oppenheimer  Partnership  Holdings,  Inc., OFI Private Investments,  Inc. (since
                                   March 2000),  OppenheimerFunds  International Ltd. and  OppenheimerFunds plc (since May
                                   2000) and OFI  Institutional  Asset  Management,  Inc.  (since November 2000) (offshore fund  management  subsidiaries of the Manager);  Treasurer and Chief Financial  Officer
                                   (since May 2000) of  Oppenheimer  Trust  Company  (a trust  company  subsidiary  of the
                                   Manager);  Assistant Treasurer (since March 1999) of Oppenheimer  Acquisition Corp. and
                                   OppenheimerFunds  Legacy  Program  (since April  2000);  formerly  Principal  and Chief
                                   Operating Officer (March 1995-March 1999),  Bankers Trust  Company-Mutual Fund Services
                                   Division. An officer of 82 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Connie Bechtolt,                   Assistant Vice President of the Manager (since September 1998); formerly Manager/Fund
Assistant Treasurer since 2002     Accounting (September 1994-September 1998) of the Manager. An officer of 82 portfolios
Age: 40                            in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Philip Vottiero,                   Vice  President/Fund  Accounting  of the Manager  (since  March  2002);  formerly  Vice
Assistant Treasurer since 2002     President/Corporate  Accounting of the Manager (July 1999-March 2002) prior to which he
Age: 40                            was Chief Financial Officer at Sovlink  Corporation  (April 1996-June 1999). An officer of 82 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Robert G. Zack,                    Senior Vice President  (since May 1985) and General  Counsel  (since  February 2002) of
Secretary since 2001               the Manager;  General Counsel and a director (since November 2001) of  OppenheimerFunds
Age: 55                            Distributor,  Inc.;  Senior Vice President and General Counsel (since November 2001) of
                                   HarbourView  Asset  Management  Corporation;  Vice  President  and  a  director  (since
                                   November  2000) of  Oppenheimer  Partnership  Holdings,  Inc.;  Senior Vice  President,
                                   General  Counsel and a director (since  November 2001) of Shareholder  Services,  Inc.,
                                   Shareholder Financial Services, Inc., OFI Private Investments,  Inc., Oppenheimer Trust
                                   Company and OFI Institutional  Asset Management,  Inc.; General Counsel (since November
                                   2001) of Centennial Asset Management  Corporation;  a director (since November 2001) of
                                   Oppenheimer  Real Asset  Management,  Inc.;  Assistant  Secretary and a director (since
                                   November 2001) of  OppenheimerFunds  International Ltd.; Vice President (since November
                                   2001)  of  OppenheimerFunds   Legacy  Program;   Secretary  (since  November  2001)  of
                                   Oppenheimer  Acquisition Corp.; formerly Acting General Counsel (November 2001-February
                                   2002) and Associate General Counsel (May 1981-October  2001) of the Manager;  Assistant
                                   Secretary  of  Shareholder  Services,   Inc.  (May  1985-November  2001),   Shareholder
                                   Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds  International
                                   Ltd.  and  OppenheimerFunds  plc  (October   1997-November  2001).  An  officer  of  82
                                   portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Katherine P. Feld,                 Vice  President and Senior  Counsel  (since July 1999) of the Manager;  Vice  President
Assistant Secretary since 2001     (since June 1990) of OppenheimerFunds  Distributor,  Inc.; Director, Vice President and
Age: 45                            Assistant Secretary (since June 1999) of Centennial Asset Management Corporation;  Vice
                                   President  (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;  formerly  Vice
                                   President and Associate  Counsel of the Manager (June 1990-July 1999). An officer of 82 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Kathleen T. Ives,                  Vice  President  (since  June  1998) and Senior  Counsel  (since  October  2003) of the
Assistant Secretary since 2001     Manager;  Vice  President  (since 1999) of  OppenheimerFunds  Distributor,  Inc.;  Vice
Age: 37                            President  and  Assistant  Secretary  (since  1999)  of  Shareholder  Services,   Inc.;
                                   Assistant  Secretary  (since  December  2001) of  OppenheimerFunds  Legacy  Program and
                                   Shareholder   Financial   Services,   Inc.;   formerly  an  Assistant  Counsel  (August
                                   1994-October  2003) and  Assistant  Vice  President  of the Manager  (August  1997-June
                                   1998). An officer of 82 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Denis R. Molleur,                  Vice  President and Senior  Counsel of the Manager  (since July 1999);  formerly a Vice
Assistant Secretary since 2001     President and Associate Counsel of the Manager  (September  1995-July 1999). An officer
Age: 46                            of 73 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------

         |X|  Remuneration of Trustees.  The officers of the Fund and one of the Trustees of the Fund (Mr.  Murphy)
who are  affiliated  with the Manager  receive no salary or fee from the Fund.  The remaining  Trustees of the Fund received  the  compensation  shown below from the Fund with  respect to the Fund's  fiscal  year ended  October 31,
2003. The compensation from all 31 of the Board I Funds (including the Fund) represents  compensation  received for serving as a director or trustee  and member of a committee  (if  applicable)  of the boards of those funds  during the calendar year ended December 31, 2002.

------------------------------------- ------------------ --------------------- --------------------- ---------------------

Trustee Name and Other Fund           Aggregate          Retirement            Estimated Annual      Total Compensation
                                                                                                     From All
                                                                                                     Oppenheimer Funds
                                                                                                     For Which
                                                         Benefits Accrued as   Retirement Benefits   Individual
Position(s)                           Compensation       Part of Fund          to be Paid Upon       Serves As
(as applicable)                       From Fund1         Expenses              Retirement2           Trustee/Director

------------------------------------- ------------------ --------------------- --------------------- ---------------------
------------------------------------- ------------------ --------------------- --------------------- ---------------------

Clayton K. Yeutter                             $2013              $124                  $36,372               $71,792
Chairman of the Board

------------------------------------- ------------------ --------------------- --------------------- ---------------------
------------------------------------- ------------------ --------------------- --------------------- ---------------------

Robert G. Galli
Regulatory & Oversight Committee               $170               $159                  $55,6784              $198,3865
Chairman

------------------------------------- ------------------ --------------------- --------------------- ---------------------
------------------------------------- ------------------ --------------------- --------------------- ---------------------

Phillip Griffiths                              $1076              $41                   $10,256               $60,861
Regulatory & Oversight Committee
Member and Governance Committee
Member

------------------------------------- ------------------ --------------------- --------------------- ---------------------
------------------------------------- ------------------ --------------------- --------------------- ---------------------

Leon Levy7                                     $103               $0                    $133,352              $173,700

------------------------------------- ------------------ --------------------- --------------------- ---------------------
------------------------------------- ------------------ --------------------- --------------------- ---------------------

Benjamin Lipstein7                             $133               $39                   $115,270              $150,152

------------------------------------- ------------------ --------------------- --------------------- ---------------------
------------------------------------- ------------------ --------------------- --------------------- ---------------------

Joel W. Motley                                 $998               $1                    $0                    $14,453
Governance Committee Acting
Chairman and Regulatory & Oversight
Committee Member

------------------------------------- ------------------ --------------------- --------------------- ---------------------
------------------------------------- ------------------ --------------------- --------------------- ---------------------

Elizabeth Moynihan7                            $136               $244                  $57,086               $105,760

------------------------------------- ------------------ --------------------- --------------------- ---------------------
------------------------------------- ------------------ --------------------- --------------------- ---------------------

Kenneth A. Randall
Audit Committee Member and                     $140               $31                   $74,471               $97,012
Governance Committee Member

------------------------------------- ------------------ --------------------- --------------------- ---------------------
------------------------------------- ------------------ --------------------- --------------------- ---------------------

Edward V. Regan
Audit Committee Chairman and Proxy             $145               $117                  $46,313               $95,960
Committee Chairman

------------------------------------- ------------------ --------------------- --------------------- ---------------------
------------------------------------- ------------------ --------------------- --------------------- ---------------------

Russell S. Reynolds, Jr.                       $112               $121                  $48,991               $71,792
Proxy Committee Member and Audit
Committee Member

------------------------------------- ------------------ --------------------- --------------------- ---------------------
------------------------------------- ------------------ --------------------- --------------------- ---------------------

Donald Spiro                                   $95                $47                   $9,3969               $64,080

------------------------------------- ------------------ --------------------- --------------------- ---------------------

                    1.  Aggregate  Compensation  From  Fund  includes  fees  and deferred compensation, if any, for a Trustee.

                    2.  Estimated  Annual  Retirement  Benefits  to be Paid Upon
                    Retirement is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of
                    75 and is  eligible  (after 7 years of  service)  to receive
                    retirement   plan   benefits   as   described   below  under
                    "Retirement Plan for Trustees."

                    3.  Includes $50 deferred by Mr.  Yeutter under the Deferred
                    Compensation Plan described below.

                    4.  Includes  $24,989  estimated to be paid to Mr. Galli for serving as a trustee  or  director  of 10 other  Oppenheimer funds that are not Board I Funds.

                    5. Includes $92,626 paid to Mr. Galli for serving as trustee or director of 10 other Oppenheimer funds that are not Board
                    I Funds.

                    6.  Includes  $107  deferred  by  Mr.  Griffiths  under  the
                    Deferred Compensation Plan described below.

                    7. Messrs.  Levy and Lipstein  and Ms.  Moynihan  retired as
                    Trustees from the Board I Funds  effective  January 1, 2003,
                    March 31, 2003 and July 31, 2003, respectively.

                    8.  Includes $20  deferred by Mr.  Motley under the Deferred
                    Compensation Plan described below.

                    9. The amount for Mr. Spiro is based on the assumption  that he will retire at age 82 when he becomes eligible to receive retirement plan benefits (after 7 years of service).

     |X| Retirement  Plan for Trustees.  The Fund has adopted a retirement  plan that provides for payments to retired Independent  Trustees.  Payments are up to
80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the Board I Funds for at least seven  years in order to be  eligible  for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum  benefit.  Each  Trustee's  retirement  benefits  will depend on the amount of the Trustee's future compensation and length of service.

     |X|  Deferred  Compensation  Plan for  Trustees.  The Board of Trustees has
adopted a Deferred  Compensation  Plan for  disinterested  trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are entitled to receive from the Fund. Under the plan, the compensation  deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount  paid  to the  Trustee  under  the  plan is  determined  based  upon  the performance of the selected funds.

     Deferral of Trustees'  fees under the plan will not  materially  affect the
Fund's assets,  liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation  to any  Trustee.  Pursuant to an Order issued by the SEC, the Fund may  invest  in the  funds  selected  by the  Trustee  under  the  plan  without shareholder  approval for the limited  purpose of  determining  the value of the
Trustee's deferred fee account.

     |X| Major Shareholders. As of November 24, 2003, the only persons who owned of record or were known by the Fund to beneficially  own 5% or more of any class of the Fund's  outstanding Class A, Class B, Class C, Class N or Class Y shares, and their holdings of that Class as of that date, were the following:

     Merrill  Lynch Pierce &  Smith for the benefit of its  customers,  4800
Deer Lake Dr. E.,  Jacksonville,  FL 32246-6484,  which owned 81,350.456 Class C shares (5.14%);

     State  Street  Corp.,   Tr.,   I.P.H.F.H.A.   Inc.  401(k)  ---  Plan,  801
Pennsylvania  Ave, Kansas City, MO 64105-1307,  which owned  16,283.721  Class N shares (6.57%);

     RPSS,   Tr.,  the  Brand  Banking  Co.,  401(k)  Plan,  -  P.O.  Box  1110,
Lawrenceville, GA 30046-1110, which owned 12,788.476 Class N shares (5.16%);

     P. Holt & L. Silverman,  Tr., Quality Systems Inc.  Retirement  Savings
Plan, 18191 Von Karman Ave., Irvine, CA 92612-7113, which owned 19,156.053 Class
N shares (7.73%); and

     IBT &  Co.,  Cust.,  OppenheimerFunds,  Inc. 401(k) Plan, 200 Clarendon
St.,  Fl. 16,  Boston,  MA  02116-5021,  which owned  287,434.640  Class Y share
(99.96%).

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

     Code of Ethics.  The Fund, the Manager and the  Distributor  have a Code of
Ethics.  It is  designed  to detect and  prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of
Ethics can also be viewed as part of the Fund's  registration  statement  on the
SEC's EDGAR database at the SEC's Internet  website at  www.sec.gov.  Copies may be obtained,  after paying a duplicating fee, by electronic  request at the following E-mail address: publicinfo@sec.gov.,  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

     Portfolio  Proxy  Voting.  The  Fund has  adopted  Portfolio  Proxy  Voting
Policies  and  Procedures  under  which  the  Fund  votes  proxies  relating  to
securities   ("portfolio   proxies")  held  by  the  Fund.  The  Fund's  primary
consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its agent to vote portfolio  proxies in accordance  with the Fund's  Portfolio Proxy
Voting  Guidelines and to maintain  records of such portfolio proxy voting.  The
Proxy Voting Guidelines include provisions to address conflicts of interest that may arise  between the Fund and OFI where an OFI  directly-controlled  affiliate manages or administers the assets of a pension plan of a company  soliciting the proxy. The Fund's  Portfolio Proxy Voting  Guidelines on routine and non-routine proxy proposals are summarized below.

     o The Fund votes with the  recommendation  of the  issuer's  management  on routine  matters,  including  election of directors  nominated by management and ratification of auditors, unless circumstances indicate otherwise. o In general,
the  Fund  opposes   anti-takeover   proposals  and  supports   elimination   of
anti-takeover  proposals,  absent  unusual  circumstances.  o The Fund  supports shareholder  proposals to reduce a super-majority vote requirement,  and opposes management  proposals  to add a  super-majority  vote  requirement.  o The  Fund opposes  proposals  to  classify  the board of  directors.  o The Fund  supports proposals to eliminate cumulative voting. o The Fund opposes re-pricing of stock options. o The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary  business  activity.  The Fund analyzes  stock option  plans,  paying  particular  attention to their  dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

     The Fund will be required to file new Form N-PX,  with its  complete  proxy voting  record for the 12 months  ended June 30th,  no later than August 31st of each year.  The first such filing is due no later than August 31, 2004,  for the twelve months ended June 30, 2004. Once filed,  the Fund's Form N-PX filing will be available (i) without charge,  upon request, by calling the Fund toll-free at
1.800.225.5677 and (ii) on the SEC's website at www.sec.gov. -----------

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the Fund's portfolio and handles its day-to-day business.  The portfolio manager of the Fund are  employed by the  Manager  and is the person who is  principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity Portfolio Department provide the portfolio managers with counsel and support in managing the Fund's portfolio.

     The  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide  and  supervise  the  activities  of all  administrative  and clerical  personnel  required to provide effective  administration for the Fund.
Those responsibilities include

          the  compilation   and  Management  Fees  Paid  to   OppenheimerFunds,
     maintenance of records with respect to its operations,  the preparation and filing  of  specified  reports,  and  composition  of proxy  materials  and registration statements for continuous public sale of shares of the Fund.

          The Fund pays expenses not expressly  assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by the Fund.  The major  categories  relate to interest,  taxes,  brokerage commissions,  fees to certain Trustees, legal and audit expenses, custodian and transfer agent  expenses,  share issuance costs,  certain  printing and registration costs and non-recurring expenses,  including litigation costs.
     The  management  fees paid by the Fund to the Manager are calculated at the rates described in the  Prospectus,  which are applied to the assets of the
     Fund as a whole.  The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.
     The  management  fees paid by the Fund to the Manager during its last three fiscal years were:

Fiscal Year ended 10/31:      ManagementFees Paid to OppenheimerFunds, Inc.

        2001                                $201,820

        2002                                $354,678

        2003                                $479,700

               The investment  advisory  agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless  disregard of its  obligations and duties under the investment advisory  agreement,  the Manager is not liable for any loss the Fund sustains for any investment,  adoption of any investment policy, or the purchase, sale or retention of any security.

               The agreement  permits the Manager to act as  investment  advisor for  any  other  person,  firm  or  corporation  and to use  the  name
          "Oppenheimer" in connection with other investment  companies for which it may  act as  investment  advisor  or  general  distributor.  If the
          Manager  shall no longer act as  investment  advisor to the Fund,  the
          Manager  may   withdraw  the  right  of  the  Fund  to  use  the  name
          "Oppenheimer" as part of its name.

                |X| Annual Approval of Investment  Advisory  Agreement.  Each
          year, the Board of Trustees,  including a majority of the  Independent
          Trustees,  is  required  to  approve  the  renewal  of the  investment advisory agreement. The Investment Company Act requires that the Board request and evaluate and the Manager  provide such  information as may be  reasonably  necessary  to  evaluate  the  terms of the  investment advisory  agreement.  The Board employs an  independent  consultant to prepare a report that provides such  information as the Board requests for this purpose.

               The Board also receives  information about the 12b-1 distribution fees the Fund pays. These  distribution fees are reviewed and approved at a different time of the year.

               The Board  reviewed the foregoing  information in arriving at its decision  to renew the  investment  advisory  agreement.  Among  other factors, the Board considered:

               o The nature,  cost, and quality of the services  provided to the
          Fund and its shareholders;

               o The profitability of the Fund to the Manager;

               o The investment performance of the Fund in comparison to regular market indices;

               o Economies  of scale that may be  available to the Fund from the
          Manager;

               o Fees paid by other mutual funds for similar services;

               o The  value  and  quality  of any  other  benefits  or  services received by the Fund from its relationship with

              the Manager; and

               o The direct and indirect  benefits the Manager received from its relationship  with the Fund. These included  services  provided by the
          Distributor  and the Transfer  Agent,  and  brokerage  and soft dollar
          arrangements   permissible  under  Section  28(e)  of  the  Securities
          Exchange Act.

               The Board  considered  that the  Manager  must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund. The Board also considered that  maintaining the financial viability of the Manager is important so that the Manager will be able
          to  continue  to  provide  quality   services  to  the  Fund  and  its
          shareholders   in  adverse  times.   The  Board  also  considered  the
          investment  performance  of other mutual funds advised by the Manager.
          The  Board is aware  that  there  are  alternatives  to the use of the
          Manager.

               These matters were also considered by the  Independent  Trustees, meeting separately from the full Board with experienced Counsel to the
          Fund who assisted the Board in its  deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC
          Rules regarding the independence of counsel.

               After careful  deliberation,  the Board concluded that it was the best  interest  of  shareholders  to adopt a new  investment  advisory agreement,  effective  January  1,  2004,  which  is the  same  as the previous agreement,  except for revising the fee breakpoints (as shown in the  Prospectus) so that the management  rates decline more readily as the Fund grows. In arriving at a decision, the Board did not single out any one factor or group of factors  as being more  important  than other factors,  but considered all factors together.  The Board judged the  terms  and  conditions  of  the  investment  advisory  agreement, including the revised investment  advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

               Brokerage Provisions of the Investment Advisory Agreement. One of
          the duties of the Manager under the investment  advisory  agreement is to arrange  the  portfolio  transactions  for the Fund.  The  advisory
          agreement   contains   provisions   relating  to  the   employment  of
          broker-dealers  to  effect  the  Fund's  portfolio  transactions.  The
          Manager  is   authorized   by  the   advisory   agreement   to  employ
          broker-dealers,  including  "affiliated"  brokers,  as  that  term  is defined  in  the  Investment  Company  Act.  The  Manager  may  employ broker-dealers  that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable  expense,  the "best  execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable execution at the  most  favorable  price  obtainable.  The  Manager  need  not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible  brokers and to minimize the commissions paid to the extent  consistent  with the interests and policies of the
          Fund as established by its Board of Trustees.

               Under the investment advisory  agreement,  the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.  The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services  provided.  Subject to those considerations,  as a factor in selecting brokers for the Fund's portfolio transactions,  the Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

               Brokerage   Practices  Followed  by  the  Manager.   The  Manager
          allocates  brokerage  for the Fund  subject to the  provisions  of the investment  advisory  agreement and the procedures and rules described above.  Generally,  the Manager's portfolio traders allocate brokerage based upon recommendations  from the Manager's portfolio managers.  In certain  instances,  portfolio  managers may directly place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

               Transactions in securities other than those for which an exchange is the primary  market are  generally  done with  principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed  brokerage  commissions  and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for  transactions in listed  securities or for  certain  fixed-income  agency  transactions  in the  secondary market.  Otherwise,  brokerage commissions are paid only if it appears likely that a better price or  execution  can be obtained by doing so.
          In an option transaction, the Fund ordinarily uses the same broker for the  purchase  or  sale  of the  option  and  any  transaction  in the securities to which the option relates.

               Other  funds  advised by the  Manager  have  investment  policies similar to those of the Fund.  Those other funds may  purchase or sell the same  securities  as the Fund at the same time as the Fund,  which could  affect the supply and price of the  securities.  If two or more funds  advised by the Manager  purchase the same  security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

               In an  option  transaction,  the  Fund  ordinarily  uses the same broker for the purchase or sale of the option and any  transaction  in the securities to which the option relates. When possible, the Manager tries  to  combine  concurrent  orders  to  purchase  or sell the same security  by more than one of the  accounts  managed by the Manager or its  affiliates.  The  transactions  under those  combined  orders are averaged as to price and allocated in accordance  with the purchase or sale orders actually placed for each account.

               The investment advisory agreement permits the Manager to allocate brokerage for research  services.  The research services provided by a particular  broker may be useful  only to one or more of the  advisory accounts of the Manager and its  affiliates.  The investment  research received  for the  commissions  of those other  accounts may be useful both to the  Fund  and one or more of the  Manager's  other  accounts.
          Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

               Investment  research services include information and analysis on particular  companies  and  industries  as well as market or  economic
          trends  and  portfolio  strategy,   market  quotations  for  portfolio
          evaluations,   information  systems,  computer  hardware  and  similar
          products and services.  If a research service also assists the Manager
          in  a   non-research   capacity   (such   as   bookkeeping   or  other
          administrative functions),  then only the percentage or component that provides  assistance to the Manager in the investment  decision-making process may be paid in commission dollars.

               The  Board  of  Trustees   permits  the  Manager  to  use  stated
          commissions on secondary fixed-income agency trades to obtain research if the broker  represents  to the Manager  that:  (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission,  and (iii) the trade is not a riskless principal  transaction.  The Board of Trustees permits the Manager to use  commissions  on  fixed-price  offerings to obtain  research,  in the  same  manner  as is  permitted  for  agency transactions.

               The research  services provided by brokers broadens the scope and supplements  the research  activities  of the Manager.  That  research provides additional views and comparisons for consideration, and helps the  Manager  to  obtain  market  information  for  the  valuation  of securities  that are either held in the Fund's  portfolio or are being considered for purchase. The Manager provides information to the Board about  the  commissions  paid to  brokers  furnishing  such  services, together  with the  Manager's  representation  that the amount of such commissions  was  reasonably  related  to the value or benefit of such services.

     Fiscal Year Ended 10/31:   Total Brokerage Commissions Paid by the Fund 1

                   2001                             $32,418

                   2002                             $342,741

                   2003                             $656,954 2

                    1.  Amounts  do  not  include   spreads  or  commissions  on
                    principal transactions on a net trade basis.

                    2.  In  the  fiscal  year  ended  10/31/03,  the  amount  of transactions  directed to brokers for research  services was
                    $1,086,532   and   amount   of  the   commissions   paid  to
                    broker-dealers for those services was $3,179.

Distribution and Service Plans

               The Distributor.  Under its General Distributor's  Agreement with the Fund, the Distributor acts as the Fund's principal  underwriter in the continuous  public  offering of the Fund's classes of shares.  The
          Distributor  bears  the  expenses  normally   attributable  to  sales,
          including   advertising   and  the  cost  of   printing   and  mailing
          prospectuses, other than those furnished to existing shareholders. The
          Distributor is not obligated to sell a specific number of shares.

               The sales  charges and  concessions  paid to, or retained by, the
          Distributor  from the sale of shares  during  the  Fund's  three  most recent  fiscal  years,  and  the  contingent  deferred  sales  charges retained by the  Distributor on the redemption of shares for the three most recent fiscal years are shown in the tables below.

--------------- ----------------------- -----------------------
Fiscal Year      Aggregate Front-End     Class A Front-End
Ended 10/31:     Sales Charges on        Sales Charges Retained by
                 Class A Shares          Distributor 1
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
     2001              $114,339                $31,486
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
     2002              $137,256                $40,503
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------

     2003              $314,446                $84,802

--------------- ----------------------- -----------------------

1.   Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

Fiscal Year      Concessions on       Concessions on Class    Concessions on      Concessions on Class N
Ended 10/31:     Class A Shares       B Shares                Class C Shares      Shares Advanced by
                 Advanced by          Advanced by              Advanced by         Distributor 1
                 Distributor 1        Distributor 1            Distributor 1

 2002               $3,422                $128,561                 $21,089                  $7,860

2003               $8,149                $186,107                 $54,496                  $8,5982

                    1. The Distributor  advances  concession payments to dealers for  certain  sales of Class A shares and for sales of Class
                    B, Class C and Class N shares from its own  resources at the time of sale.

                    2. The inception date of Class N shares was March 1, 2001.

                Class A Contingent      Class B Contingent      Class C Contingent        Class N Contingent
                Deferred Sales          Deferred Sales                                    Deferred Sales
Fiscal Year     Charges Retained by     Charges Retained by     Deferred Sales Charges    Charges Retained by
Ended 10/31     Distributor             Distributor             Retained by Distributor   Distributor
--------------- ----------------------- ----------------------- ------------------------- -----------------------
--------------- ----------------------- ----------------------- ------------------------- -----------------------

     2003                 $0                   $25,525                   $1,327                   $5,266

--------------- ----------------------- ----------------------- ------------------------- -----------------------

               Distribution  and Service  Plans.  The Fund has adopted a Service
          Plan for Class A shares and  Distribution  and Service Plans for Class
          B,  Class C and  Class N shares  under  Rule  12b-1 of the  Investment
          Company Act. Under those plans the Fund pays the  Distributor  for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular  class. Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent  Trustees1,  cast in person at a meeting called for the purpose of voting on that plan.

               Under  the  plans,  the  Manager  and the  Distributor  may  make payments  to  affiliates  and in their sole  discretion,  from time to time,  may use their own  resources (at no direct cost to the Fund) to make payments to brokers,  dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory  fee it receives  from the Fund.  In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments  they make from their own resources to plan recipients.

               Unless  a  plan  is  terminated  as  described  below,  the  plan continues  in effect from year to year but only if the Fund's Board of
          Trustees and its Independent  Trustees  specifically  vote annually to approve its continuance.  Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be  terminated  at any time by the vote of a majority  of the
          Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the  outstanding  shares of that class.

               The Board of Trustees and the  Independent  Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of  payments  to be made under a plan must be  approved  by shareholders  of the class affected by the amendment.  Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase,  the Fund must obtain the approval of both Class A and
          Class B shareholders for a proposed material  amendment to the Class A plan that would  materially  increase  payments  under the plan.  That approval must be by a "majority" (as defined in the Investment Company
          Act) of the shares of each class, voting separately by class.

               While the plans are in effect,  the  Treasurer  of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all  payments  made  under a plan and the  purpose  for  which  the payments  were  made.  Those  reports  are  subject  to the review and approval of the Independent Trustees.

               Each plan states that while it is in effect,  the  selection  and nomination  of those  Trustees  of the  Fund  who are not  "interested persons" of the Fund is committed to the discretion of the Independent
          Trustees.  This  does not  prevent  the  involvement  of others in the selection and  nomination  process as long as the final decision as to selection or nomination  is approved by a majority of the  Independent
          Trustees.

               Under the plans,  no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares held by the  recipient  for  itself  and its  customers  does not  exceed a minimum  amount,  if  any,  that  may be set  from  time  to time by a majority of the Independent Trustees. The Board of Trustees has set no
          minimum amount of assets to qualify for payments under the plans.

               Class A Service Plan Fees.  Under the Class A service  plan,  the
          Distributor  currently  uses the fees it receives from the Fund to pay brokers,  dealers and other financial  institutions (they are referred to as  "recipients")  for personal  services  and account  maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the
          Fund,  assisting in establishing and maintaining accounts in the Fund, making the Fund's  investment  plans  available  and  providing  other services  at the request of the Fund or the  Distributor.  The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that  level.  While  the  plan  permits  the  Board to authorize payments to the Distributor to reimburse itself for services under the plan,  the Board has not yet done so,  except in the case of the  special  arrangement  described  below,  regarding  grandfathered retirement accounts. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average  annual net assets  consisting  of Class A shares held in the  accounts of the recipients or their customers.

               With  respect  to  purchases  of  Class  A  shares  subject  to a contingent  deferred  sales  charge by certain  retirement  plans that
          purchased   such  shares  prior  to  March  1,  2001   ("grandfathered
          retirement  accounts"),  the Distributor  currently intends to pay the service  fee to  recipients  in  advance  for the first year after the shares are  purchased.  During the first year the shares are sold, the
          Distributor  retains the service fee to reimburse itself for the costs
          of  distributing   the  shares.   After  the  first  year  shares  are
          outstanding,  the Distributor makes service fee payments to recipients quarterly  on those  shares.  The advance  payment is based on the net asset  value of shares  sold.  Shares  purchased  by  exchange  do not qualify  for the  advance  service  fee  payment.  If  Class A  shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase,  the recipient of the service fees on those  shares will be obligated  to repay the  Distributor  a pro rata portion  of the  advance  payment  of the  service  fee  made on those shares.

               For the fiscal year ended  October 31,  2003  payments  under the
          Class  A plan  totaled  $66,802  of  which  $95  was  retained  by the
          Distributor under the arrangement described above, and included $5,250 paid  to  an  affiliate  of  the  Distributor's  parent  company.  Any unreimbursed  expenses the Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The
          Distributor  may not use payments  received  under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

               Class B, Class C and Class N Distribution  and Service Plan Fees.
          Under each plan,  distribution  and service  fees are  computed on the average  of the net asset  value of shares  in the  respective  class, determined  as of the close of each  regular  business  day during the period.  Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less  than the  amounts  paid by the Fund  under the plan  during  the period  for  which  the  fee is  paid.  The  types  of  services  that recipients  provide are  similar to the  services  provided  under the
          Class A service plan, described above.

               Each plan permits the  Distributor to retain both the asset-based sales  charges and the service fees or to pay  recipients  the service fee on a quarterly  basis,  without payment in advance.  However,  the
          Distributor  currently intends to pay the service fee to recipients in advance  for the first year after  Class B, Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding,  after their purchase,  the Distributor makes service fee payments  quarterly on those shares.  The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance  service fee payment.  If Class B, Class C or Class N shares are  redeemed  during  the first  year  after  their purchase,  the  recipient  of the service fees on those shares will be obligated to repay the  Distributor  a pro rata portion of the advance payment of the  service fee made on those  shares.  In cases where the
          Distributor  is the  broker of record for Class B, Class C and Class N shares,  i.e.  shareholders  without the services of a broker directly invest in the Fund, the Distributor will retain the asset-based  sales charge and service fee for Class B, Class C and Class N shares.

               The  asset-based  sales charge and service fees increase  Class B and Class C expenses  by 1.00% and the  asset-based  sales  charge and service fees increases Class N expenses by 0.50% of the net assets per year of the respective class.

               The Distributor  retains the asset-based  sales charge on Class B and Class N shares.  The  Distributor  retains the  asset-based  sales charge  on  Class C shares  during  the  first  year  the  shares  are outstanding.  It pays  the  asset-based  sales  charge  as an  ongoing concession to the recipient on Class C shares  outstanding  for a year or more. If a dealer has a special agreement with the Distributor, the
          Distributor  will pay the Class B, Class C or Class N service  fee and the asset-based sales charge to the dealer quarterly in lieu of paying the  sales  concessions  and  service  fee in  advance  at the time of purchase.

               The  asset-based  sales  charge  on Class B,  Class C and Class N shares allow  investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares.  The payments are made to the Distributor in recognition  that the Distributor:  o pays sales  concessions to authorized  brokers and dealers at the time of sale and pays service fees as

              described above,

               o may finance payment of sales concessions  and/or the advance of the service fee payment to recipients  under the plans, or may provide such  financing  from its own  resources  or from the  resources of an affiliate,

               o employs  personnel to support  distribution of Class B, Class C and Class N shares,

               o  bears  the  costs  of  sales   literature,   advertising   and
          prospectuses (other than those furnished to current  shareholders) and state  "blue sky"  registration  fees and certain  other  distribution expenses,

               o may not be able to  adequately  compensate  dealers  that  sell
          Class B, Class C and Class N shares  without  receiving  payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,

               o receives  payments under the plans  consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,

               o may use the  payments  under  the plan to  include  the Fund in various third-party  distribution  programs that may increase sales of
          Fund shares,

               o may experience  increased  difficulty selling the Fund's shares if payments under the plan are  discontinued  because most  competitor funds have plans that pay dealers for rendering  distribution services as much or more than the amounts currently being paid by the Fund, and

               o may not be  able to  continue  providing,  at the  same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain  such  services  from  brokers and  dealers,  if the plan payments were to be discontinued.

               The Distributor's actual expenses in selling Class B, Class C and
          Class N shares  may be more than the  payments  it  receives  from the contingent  deferred  sales charges  collected on redeemed  shares and from the Fund under the plans. If either the Class B, Class C or Class
          N plan is terminated by the Fund,  the Board of Trustees may allow the
          Fund to  continue  payments  of the  asset-based  sales  charge to the
          Distributor for distributing shares before the plan was terminated.

                    Distribution Fees Paid to the Distributor for the Fiscal Year Ended 10/31/03

Class:               Total Payments Under    Amount Retained by     Distributor's Aggregate       Distributor's
                                                                                                Unreimbursed Expenses
                                                                   Unreimbursed Expenses      as % of Net Assets of

                     Plan                    Distributor           Under Plan                 Class
-------------------- ----------------------- --------------------- -------------------------- -----------------------
-------------------- ----------------------- --------------------- -------------------------- -----------------------

Class B Plan         $105,056                $75,8151              $243,456                           1.19%

-------------------- ----------------------- --------------------- -------------------------- -----------------------
-------------------- ----------------------- --------------------- -------------------------- -----------------------

Class C Plan         $66,240                 $27,6672              $90,836                            0.65%

-------------------- ----------------------- --------------------- -------------------------- -----------------------
-------------------- ----------------------- --------------------- -------------------------- -----------------------

Class N Plan         $5,598                  $4,4363               $15,443                            0.64%

-------------------- ----------------------- --------------------- -------------------------- -----------------------

1.  Includes $1,270 paid to an affiliate of the Distributor's parent company.
2.  Includes $936 paid to an affiliate of the Distributor's parent company.
3.  Includes $317 paid to an affiliate of the Distributor's parent company.

               All  payments  under the  Class B,  Class C and Class N plans are subject  to the  limitations  imposed  by  the  Conduct  Rules  of the
          National  Association  of  Securities  Dealers,  Inc.  on  payments of asset-based sales charges and service fees.

Performance of the Fund

                    Explanation  of  Performance  Terminology.  The Fund  uses a variety of terms to illustrate its  investment  performance.
                    Those terms  include  "cumulative  total  return,"  "average annual total  return,"  "average  annual total return at net asset  value"  and  "total  return at net asset  value."  An explanation of how total returns are calculated is set forth below.  The charts below show the Fund's  performance  as of the  Fund's  most  recent  fiscal  year end.  You can obtain
                    current  performance   information  by  calling  the  Fund's
                    Transfer  Agent  at   1.800.225.5677   or  by  visiting  the
                    OppenheimerFunds         Internet         website         at
                    www.oppenheimerfunds.com.

               The   Fund's   illustrations   of   its   performance   data   in
          advertisements must comply with rules of the SEC. Those rules describe the  types of  performance  data  that may be used and how it is to be
          calculated.   In  general,  any  advertisement  by  the  Fund  of  its
          performance data must include the average annual total returns for the advertised  class of shares of the Fund.  Those  returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less)
          ending as of the most  recently  ended  calendar  quarter prior to the publication of the advertisement (or its submission for publication).

               Use of standardized  performance calculations enables an investor to compare the Fund's  performance  to the  performance of other funds for  the  same  periods.  However,  a  number  of  factors  should  be considered before using the Fund's performance  information as a basis for comparison with other investments:

               Total returns measure the  performance of a hypothetical  account in the Fund over various  periods and do not show the  performance  of each shareholder's  account. Your account's performance will vary from the model  performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

               The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.

               An investment in the Fund is not insured by the FDIC or any other government agency.

               The principal  value of the Fund's shares,  and total returns are not guaranteed and normally will fluctuate on a daily basis.

               When an investor's shares are redeemed, they may be worth more or less than their original cost. Total returns for any given past period represent historical  performance  information and are not, and should not be considered, a prediction of future returns.

               The  performance  of each  class of shares  is shown  separately, because  the  performance  of each  class of shares  will  usually  be different.  That is because of the  different  kinds of expenses  each class bears. The total returns of each class of shares of the Fund are affected by market conditions,  the quality of the Fund's investments, the maturity of those  investments,  the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

               |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming  that all  dividends  and  capital  gains  distributions  are reinvested in additional shares and that the investment is redeemed at the end of the period.  Because of  differences  in expenses  for each class of  shares,  the total  returns  for each  class are  separately measured.  The  cumulative  total return  measures the change in value over the entire period (for  example,  ten years).  An average  annual total  return  shows the  average  rate of  return  for each year in a period that would produce the cumulative  total return over the entire period.  However,  average  annual  total  returns do not show  actual year-by-year performance.  The Fund uses standardized calculations for its  total  returns  as  prescribed  by the SEC.  The  methodology  is discussed below.

               In  calculating  total  returns  for Class A shares,  the current maximum sales charge of 5.75% (as a percentage of the offering  price)
          is deducted  from the initial  investment  ("P" in the formula  below)
          (unless the return is shown without sales charge, as described below).
          For Class B shares,  payment  of the  applicable  contingent  deferred sales charge is applied,  depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter.  For Class C shares, the 1.0% contingent deferred sales  charge is deducted  for returns for the  one-year  period.  For
          Class N shares, the 1.0% contingent  deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the  inception date for Class N shares) is based on the Fund's  Class A returns,  adjusted to reflect  the higher  Class N
          12b-1 fees. There is no sales charge on Class Y shares.

               Average Annual Total Return. The "average annual total return" of each class is an  average  annual  compounded  rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a  hypothetical  initial  investment  of $1,000
          ("P" in the  formula  below)  held for a number  of years  ("n" in the formula) to achieve an Ending  Redeemable Value ("ERV" in the formula)
          of that investment, according to the following formula:

                        ERV 1/n
                        ------   - 1 = Average Annual Total Return

               o Average Annual Total Return (After Taxes on Distributions). The
          "average annual total return (after taxes on  distributions)" of Class
          A shares is an average annual  compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax  rates in effect on any  reinvestment  date) on any  distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical  initial  investment of
          $1,000 ("P" in the  formula  below) held for a number of years ("n" in the  formula) to achieve an ending  value  ("ATVD" in the  formula) of that investment, after taking into account the effect of taxes on Fund distributions,  but not on the redemption of Fund shares, according to the following formula:

ATVD l/n   - 1  = Average Annual Total Return (After Taxes on Distributions)
---
 P

               o Average Annual Total Return (After Taxes on  Distributions  and
          Redemptions).  The  "average  annual  total  return  (after  taxes  on distributions and redemptions)" of Class A shares is an average annual compounded  rate of  return  for each  year in a  specified  number of years,  adjusted to show the effect of federal taxes (calculated using the highest individual  marginal federal income tax rates in effect on any reinvestment  date) on any  distributions  made by the Fund during the specified  period and the effect of capital gains taxes or capital
          loss  tax  benefits  (each   calculated   using  the  highest  federal
          individual  capital gains tax rate in effect on the  redemption  date)
          resulting  from the redemption of the shares at the end of the period.
          It  is  the  rate  of  return  based  on  the  change  in  value  of a hypothetical  initial  investment of $1,000 ("P" in the formula below)
          held for a number of years ("n" in the  formula)  to achieve an ending value ("ATVDR" in the formula) of that  investment,  after taking into account  the  effect  of  taxes  on  fund  distributions  and  on  the redemption  of  Fund  shares,  according  to  the  following  formula:

                     1/n
                ATV
                -----    -1 = Average Annual Total Return (After Taxes on
                  P           Distributions and Redemptions)

               o  Cumulative  Total  Return.   The  "cumulative   total  return"
          calculation measures the change in value of a hypothetical  investment of $1,000 over an entire period of years. Its calculation uses some of the same  factors  as average  annual  total  return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                        ERV - P
                        -------  = Total Return
                          P

               o Total  Returns at Net Asset  Value.  From time to time the Fund may also quote a cumulative or an average  annual total return "at net asset value"  (without  deducting sales charges) for Class A, Class B,
          Class C or Class N shares. There is no sales charge on Class Y shares.
          Each is based on the  difference  in net asset  value per share at the beginning and the end of the period for a  hypothetical  investment in that class of shares  (without  considering  front-end  or  contingent deferred sales charges) and takes into  consideration the reinvestment of dividends and capital gains distributions.

                   The Fund's Total Returns for the Periods Ended 10/31/03

Class of      Cumulative Total Returns            Average Annual Total Returns
Shares        (10 Years or
              life-of-class, if less)

                                                 1-Year               5-Year
                                                             (or life of class)

              After Sales     Without       After     Without     After Sales     Without
                 Charge        Sales        Sales     Sales          Charge        Sales
                              Charge       Charge       Charge                    Charge

Class A         -2.60%1        3.34%       66.23%       76.37%      -0.88%1       1.10%1

------------- ------------- ------------ ------------ ----------- ------------- ------------
------------- ------------- ------------ ------------ ----------- ------------- ------------

Class B         -2.22%2        0.78%       70.09%       75.09%      -0.75%2       0.26%2

------------- ------------- ------------ ------------ ----------- ------------- ------------
------------- ------------- ------------ ------------ ----------- ------------- ------------

Class C          0.87%3        0.87%       73.96%       74.96%       0.29%3       0.29%3

------------- ------------- ------------ ------------ ----------- ------------- ------------
------------- ------------- ------------ ------------ ----------- ------------- ------------

Class N         23.31%4       23.31%       74.73%       75.73%       8.17%4       8.17%4

------------- ------------- ------------ ------------ ----------- ------------- ------------
------------- ------------- ------------ ------------ ----------- ------------- ------------

Class Y          4.68%5        4.68%       77.38%       77.38%       1.54%5       1.54%5

------------- ------------- ------------ ------------ ----------- ------------- ------------

1.       Inception of Class A:      11/1/00
2.       Inception of Class B:      11/1/00
3.       Inception of Class C:      11/1/00
4.       Inception of Class N:      3/1/01
5.       Inception of Class Y:      11/1/00

      Average Annual Total Returns for Class A Shares (After Sales Charge)
                       For the Periods Ended 10/31/03

                                          1-Year                 5-Year
                                                             (or life of class)

After Taxes on Distributions            66.23%                -0.92%1

After Taxes on Distributions
and Redemption of Fund Shares           43.05%                -0.77%1

     1.  Inception of Class A: 11/1/00

                    Other  Performance   Comparisons.   The  Fund  compares  its
                    performance annually to that of an appropriate broadly-based market index in its Annual Report to  shareholders.  You can obtain that  information by contacting the Transfer Agent at the  addresses  or telephone  numbers  shown on the cover of this Statement of Additional Information.  The Fund may also compare  its  performance  to  that  of  other  investments, including  other  mutual  funds,  or  use  rankings  of  its performance by  independent  ranking  entities.  Examples of these performance comparisons are set forth below.

               |X| Lipper  Rankings.  From time to time the Fund may publish the ranking of the  performance  of its classes of shares by Lipper,  Inc.
          ("Lipper").  Lipper is a  widely-recognized  independent  mutual  fund monitoring  service.  Lipper  monitors  the  performance  of regulated investment companies,  including the Fund, and ranks their performance for various  periods in  categories  based on investment  styles.  The
          Lipper  performance  rankings are based on total  returns that include the  reinvestment of capital gain  distributions  and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes  "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the  performance of the funds in particular categories.

               Morningstar  Ratings.  From time to time the Fund may publish the
          star  rating  of  the   performance   of  its  classes  of  shares  by
          Morningstar,  Inc., an  independent  mutual fund  monitoring  service.
          Morningstar rates mutual funds in their specialized market sector. The
          Fund is rated among small growth companies.

               Morningstar   proprietary   star   ratings   reflect   historical
          risk-adjusted  total investment  return. For each fund with at least a
          three-year    history,    Morningstar    calculates   a    Morningstar
          Rating(TM)based  on a Morningstar  Risk-Adjusted  Return  measure that accounts for variation in a fund's monthly performance  (including the effects of sales charges,  loads, and redemption  fees),  placing more emphasis on downward variations and rewarding consistent  performance.
          The top 10% of funds in each category  receive 5 stars, the next 22.5%
          receive 4 stars,  the next 35% receive 3 stars, the next 22.5% receive
          2 stars,  and the  bottom 10%  receive 1 star.  (Each  share  class is counted  as a  fraction  of one  fund  within  this  scale  and  rated separately,  which may cause  slight  variations  in the  distribution percentages.)  The  Overall  Morningstar  Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

               |X|  Performance  Rankings and  Comparisons by Other Entities and
          Publications.   From  time  to  time  the  Fund  may  include  in  its
          advertisements and sales literature performance  information about the
          Fund cited in newspapers  and other  periodicals  such as The New York
          Times,  The Wall Street Journal,  Barron's,  or similar  publications.
          That  information  may  include  performance   quotations  from  other
          sources,  including  Lipper and  Morningstar.  The  performance of the
          Fund's  classes  of shares  may be  compared  in  publications  to the performance  of  various  market  indices  or other  investments,  and
          averages,   performance  rankings  or  other  benchmarks  prepared  by recognized mutual fund statistical services.

               Investors  may also wish to  compare  the  returns  on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions.  Those include certificates of deposit, ordinary  interest-paying  checking  and savings  accounts,  and other
          forms  of  fixed  or  variable  time   deposits,   and  various  other
          instruments  such as Treasury bills.  However,  the Fund's returns and share  price are not  guaranteed  or  insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be  insured  by the  FDIC  and may  provide  fixed  rates  of  return.
          Repayment of principal and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

               From time to time,  the Fund may  publish  rankings or ratings of the Manager or Transfer Agent, and of the investor  services  provided
          by  them  to  shareholders  of  the  Oppenheimer   funds,  other  than
          performance  rankings  of  the  Oppenheimer  funds  themselves.  Those ratings or  rankings of  shareholder  and  investor  services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.
          They may be based upon the  opinions of the rating or ranking  service itself,  using its  research  or  judgment,  or based upon  surveys of investors, brokers, shareholders or others.

               From time to time the Fund may include in its  advertisements and sales  literature  the  total  return  performance  of a  hypothetical investment  account  that  includes  shares  of  the  Fund  and  other
          Oppenheimer funds. The combined account may be part of an illustration of an asset  allocation  model or similar  presentation.  The  account performance  may combine total return  performance of the Fund and the total return  performance of other  Oppenheimer  funds included in the account.  Additionally,  from time to time, the Fund's  advertisements and sales  literature  may include,  for  illustrative  or comparative purposes,  statistical  data or other  information  about  general  or specific  market  and  economic  conditions.  That  may  include,  for example,

                    o information about the performance of certain securities or commodities markets or segments of those

                    markets,   o  information   about  the  performance  of  the
                    economies of particular countries or regions,

                    o  the  earnings  of  companies   included  in  segments  of
                    particular   industries,    sectors,   securities   markets,
                    countries or regions,

                    o the  availability  of  different  types of  securities  or offerings of securities,

                    o  information  relating  to the  gross  national  or  gross domestic  product of the United States or other countries or regions,

                    o  comparisons  of  various  market  sectors  or  indices to demonstrate  performance,  risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

                    Additional  information is presented below about the methods that  can be used to buy  shares  of the  Fund.  Appendix  B contains  more  information  about the special  sales charge arrangements  offered by the Fund, and the  circumstances in which  sales  charges  may be reduced or waived for  certain classes of investors.

               AccountLink.  When shares are purchased through AccountLink, each purchase  must be at least $50 and  shareholders  must invest at least
          $500 before an Asset Builder Plan (described below) can be established on a new account.  Accounts established prior to November 1, 2002 will remain at $25 for  additional  purchases.  Shares will be purchased on the regular business day the Distributor is instructed to initiate the
          Automated Clearing House ("ACH") transfer to buy the shares. Dividends will  begin to accrue on shares  purchased  with the  proceeds  of ACH transfers on the business day the Fund receives  Federal Funds for the purchase through the ACH system before the close of The New York Stock
          Exchange ("the Exchange").  The Exchange normally closes at 4:00 P.M., but may close  earlier on certain  days. If Federal Funds are received on a business day after the close of the Exchange,  the shares will be purchased  and  dividends  will  begin to accrue  on the next  regular business day. The proceeds of ACH  transfers are normally  received by the Fund three days after the transfers are initiated. If the proceeds of  the  ACH  transfer  are  not  received  on  a  timely  basis,  the
          Distributor  reserves  the right to cancel  the  purchase  order.  The
          Distributor  and the  Fund  are not  responsible  for  any  delays  in purchasing shares resulting from delays in ACH transmissions.

               Reduced Sales Charges. As discussed in the Prospectus,  a reduced sales  charge rate may be obtained  for Class A shares  under Right of
          Accumulation  and Letters of Intent  because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers  making such sales.  No sales charge is imposed in certain other  circumstances  described  in  Appendix B to this  Statement  of
          Additional  Information  because the  Distributor  or dealer or broker incurs little or no selling expenses.

               Right of  Accumulation.  To qualify  for the lower  sales  charge rates that apply to larger  purchases of Class A shares,  you and your spouse can add together:

               o Class A and Class B shares  you  purchase  for your  individual accounts  (including  IRAs  and  403(b)  plans),  or  for  your  joint accounts,  or for  trust  or  custodial  accounts  on  behalf  of your children who are minors,

               o Current purchases of Class A and Class B shares of the Fund and other  Oppenheimer  funds to reduce the sales charge rate that applies to current purchases of Class A shares, and

               o Class A and Class B shares of Oppenheimer  funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current  purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

               A fiduciary can count all shares purchased for a trust, estate or other fiduciary account  (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased  and  currently  own to the value of  current  purchases  to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

               The Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual funds for which the Distributor  acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals         Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York
     Municipals                         Oppenheimer Main Street Fund
Oppenheimer Bond Fund                   Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund   Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund   Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Preservation Fund   Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Champion Income Fund        Oppenheimer Principal Protected
                                             Main Street Fund
Oppenheimer Convertible
     Securities Fund                    Oppenheimer Principal Protected Main
                                             Street Fund II
Oppenheimer Developing Markets Fund     Oppenheimer Quest Balanced Value Fund
Oppenheimer Disciplined
     Allocation Fund                Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Discovery Fund          Oppenheimer Quest International
                                          Value Fund, Inc.
Oppenheimer Emerging Growth Fund    Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies
          Fund                      Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund         Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.       Oppenheimer Real Estate Fund
Oppenheimer Global Fund             Oppenheimer Rochester National Municipals
Oppenheimer Global Opportunities
       Fund                         Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special
         Minerals Fund              Oppenheimer Small Cap Value Fund
Oppenheimer Growth Fund             Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund         Oppenheimer Total Return Bond Fund
Oppenheimer International
        Bond Fund                   Oppenheimer U.S. Government Trust
Oppenheimer International
       Growth Fund                  Oppenheimer Value Fund
Oppenheimer International Small
        Company Fun                 Limited-Term New York Municipal Fund
Oppenheimer Limited-Term
        Government Fund             Rochester Fund Municipals
Oppenheimer MidCap Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

               There is an  initial  sales  charge  on the  purchase  of Class A shares of each of the  Oppenheimer  funds  described  above except the money market  funds.  Under  certain  circumstances  described in this
          Statement of Additional  Information,  redemption  proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

               Letters of Intent.  Under a Letter of Intent  ("Letter"),  if you
          purchase  Class A shares or Class A and Class B shares of the Fund and other Oppenheimer  funds during a 13-month period,  you can reduce the sales  charge rate that  applies to your  purchases of Class A shares.
          The total amount of your intended  purchases of both Class A and Class
          B shares will  determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days  before the date of the  Letter.  Letters  do not  consider
          Class C or Class N shares you purchase or may have purchased.

               A Letter is an investor's statement in writing to the Distributor of the  intention  to  purchase  Class A shares or Class A and Class B shares of the Fund (and  other  Oppenheimer  funds)  during a 13-month period (the "Letter  period").  At the  investor's  request,  this may include  purchases made up to 90 days prior to the date of the Letter.
          The  Letter  states the  investor's  intention  to make the  aggregate amount of  purchases  of shares  which,  when added to the  investor's holdings  of shares of those  funds,  will  equal or exceed the amount specified in the Letter.  Purchases made by  reinvestment of dividends or  distributions  of capital  gains and  purchases  made at net asset value without sales charge do not count toward  satisfying  the amount of the Letter.

               A Letter  enables  an  investor  to count the Class A and Class B shares  purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds)  that  applies  under  the  Right of  Accumulation  to  current purchases of Class A shares. Each purchase of Class A shares under the
          Letter will be made at the offering price (including the sales charge)
          that  applies to a single  lump-sum  purchase  of shares in the amount intended to be purchased under the Letter.

               In  submitting a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period,  when added to the value (at offering price) of the investor's  holdings of shares on the last day of that period,  do not equal or exceed the intended  purchase amount,  the investor agrees to
          pay  the  additional   amount  of  sales  charge  applicable  to  such
          purchases. That amount is described in "Terms of Escrow," below (those terms may be  amended  by the  Distributor  from  time to  time).  The investor  agrees  that  shares  equal in  value to 5% of the  intended purchase  amount will be held in escrow by the Transfer  Agent subject to the Terms of Escrow.  Also, the investor  agrees to be bound by the terms of the Prospectus,  this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor  agrees to be bound
          by  the   amended   terms  and  that  those   amendments   will  apply
          automatically to existing Letters.

               If the total eligible  purchases made during the Letter period do not equal or exceed the  intended  purchase  amount,  the  concessions previously paid to the dealer of record for the account and the amount of sales charge  retained by the  Distributor  will be adjusted to the
          rates  applicable  to  actual  total  purchases.   If  total  eligible
          purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions  allowed  or  paid  to  the  dealer  over  the  amount  of concessions  that apply to the actual amount of purchases.  The excess concessions  returned  to the  Distributor  will be  used to  purchase additional  shares for the  investor's  account at the net asset value per share in effect on the date of such  purchase,  promptly after the
          Distributor's receipt thereof.

               The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds prototype 401(k) plans under a Letter. If the intended purchase amount under a Letter entered into by an  OppenheimerFunds  prototype  401(k)
          plan is not  purchased  by the plan by the end of the  Letter  period, there will be no adjustment of concessions  paid to the  broker-dealer or financial  institution  of record for accounts  held in the name of that plan.

               In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be  deducted.  It is the  responsibility  of the dealer of record and/or the investor to advise the Distributor  about the Letter when  placing any purchase  orders for the investor  during the Letter period. All of such purchases must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

               1.  Out of the  initial  purchase  (or  subsequent  purchases  if necessary)  made  pursuant  to a Letter,  shares of the Fund  equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer  Agent.  For  example,  if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a
          $50,000  purchase).  Any dividends and capital gains  distributions on the escrowed shares will be credited to the investor's account.

               2. If the total minimum investment  specified under the Letter is completed within the 13-month Letter period,  the escrowed shares will be promptly released to the investor.

               3.  If,  at the  end of the  13-month  Letter  period  the  total purchases  pursuant to the Letter are less than the intended  purchase amount  specified  in the  Letter,  the  investor  must  remit  to the
          Distributor  an amount  equal to the  difference  between  the  dollar amount of sales charges  actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single  time.  That  sales  charge  adjustment  will apply to any shares  redeemed  prior  to  the  completion  of  the  Letter.  If the difference  in sales  charges is not paid  within  twenty days after a request from the  Distributor  or the dealer,  the  Distributor  will, within sixty days of the  expiration of the Letter,  redeem the number of escrowed  shares  necessary  to realize  such  difference  in sales charges.  Full and fractional  shares  remaining after such redemption will be  released  from  escrow.  If a request is  received  to redeem escrowed shares prior to the payment of such additional  sales charge, the sales charge will be withheld from the redemption proceeds.

               4. By signing the Letter,  the investor  irrevocably  constitutes and appoints the Transfer Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

               5. The  shares  eligible  for  purchase  under the Letter (or the holding  of  which  may be  counted  toward  completion  of a  Letter)
          include:  (a) Class A shares  sold with a  front-end  sales  charge or subject to a Class A contingent  deferred  sales  charge,  (b) Class B shares of other  Oppenheimer  funds  acquired  subject to a contingent deferred sales charge,  and (c) Class A or Class B shares  acquired by exchange of either (1) Class A shares of one of the other  Oppenheimer funds that were  acquired  subject to a Class A initial or  contingent deferred  sales  charge  or (2)  Class B  shares  of one of the  other
          Oppenheimer funds that were acquired subject to a contingent  deferred sales charge.

               6.  Shares  held  in  escrow  hereunder  will   automatically  be
          exchanged  for  shares  of  another  fund  to  which  an  exchange  is requested, as described in the section of the Prospectus entitled "How to Exchange  Shares" and the escrow will be  transferred to that other fund.

               Asset Builder  Plans.  As explained in the  Prospectus,  you must initially  establish  your  account with $500.  Subsequently,  you can establish an Asset Builder Plan to automatically  purchase  additional shares  directly  from a bank  account for as little as $50. For those accounts  established  prior  to  November  1,  2002  and  which  have previously established Asset Builder Plans,  additional purchases will remain at $25.  Shares  purchased by Asset  Builder Plan payments from bank accounts are subject to the  redemption  restrictions  for recent purchases  described  in  the  Prospectus.  Asset  Builder  Plans  are available only if your bank is an ACH member.  Asset Builder Plans may not be  used to buy  shares  for  OppenheimerFunds  employer-sponsored
          qualified  retirement  accounts.   Asset  Builder  Plans  also  enable
          shareholders of Oppenheimer Cash Reserves to use their fund account to make  monthly  automatic  purchases  of  shares  of up to  four  other
          Oppenheimer funds.

               If you make payments from your bank account to purchase shares of the Fund,  your bank account will be debited  automatically.  Normally the debit will be made two business days prior to the investment dates you  selected  on  your  application.  Neither  the  Distributor,  the
          Transfer  Agent nor the Fund  shall be  responsible  for any delays in purchasing shares that result from delays in ACH transmissions.

               Before you establish Asset Builder payments,  you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
          Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset
          Builder payment or you can terminate  these  automatic  investments at any time by writing to the Transfer Agent. The Transfer Agent requires a  reasonable  period  (approximately  10 days) after  receipt of your instructions  to implement them. The Fund reserves the right to amend, suspend  or  discontinue  offering  Asset  Builder  plans  at any time without prior notice.

               Retirement Plans.  Certain types of retirement plans are entitled to  purchase  shares of the Fund  without  sales  charge or at reduced sales charge  rates,  as described in Appendix B to this  Statement of
          Additional  Information.  Certain  special  sales charge  arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily  valuation  basis by Merrill Lynch Pierce Fenner
          &  Smith, Inc.  ("Merrill Lynch") or an independent  record keeper that has a contract or special  arrangement  with Merrill Lynch. If on the date the plan  sponsor  signed the Merrill  Lynch  record  keeping service  agreement  the plan has less than $3 million in assets (other than assets  invested in money market  funds)  invested in  applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer  funds.  Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares  converted  to Class A  shares  of the  Fund  when  the  plan's applicable investments reach $5 million.

               OppenheimerFunds  has  entered  into  arrangements  with  certain record  keepers  whereby the  Transfer  Agent  compensates  the record keeper for its record keeping and account servicing  functions that it performs on behalf of the  participant  level accounts of a retirement plan.  While such  compensation  may act to reduce the record  keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time,  potentially  affecting the record keeping fees charged by the retirement plan's record keeper.

               Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for example,  when a purchase check is returned to the Fund  unpaid)  causes a loss to be incurred  when the net asset values of the Fund's shares on the  cancellation  date is less than on the purchase date.  That loss is equal to the amount of the decline in the net asset  value per share  multiplied  by the number of shares in the purchase order.  The investor is responsible for that loss. If the investor fails to compensate  the Fund for the loss,  the  Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's name, or the Fund or the Distributor may seek other redress.

               Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of  investments  of the Fund.  However, each class has different shareholder  privileges and features. The net income  attributable  to  Class B,  Class C or Class N shares  and the dividends  payable  on  Class B,  Class C or  Class N  shares  will be reduced by  incremental  expenses  borne  solely by that class.  Those expenses include the asset-based sales charges to which Class B, Class
          C and Class N shares are subject.

               The  availability  of  different  classes  of shares  permits  an investor  to choose  the  method  of  purchasing  shares  that is more appropriate  for the  investor.  That may  depend on the amount of the purchase,  the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge.  While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the  initial  sales  charge on Class A shares - to
          compensate  the  Distributor   and  brokers,   dealers  and  financial
          institutions  that  sell  shares  of the Fund.  A  salesperson  who is entitled to receive compensation from his or her firm for selling Fund shares may receive  different  levels of compensation  for selling one class of shares rather than another.

               The  Distributor  will not  accept  any  order in the  amount  of
          $500,000  or more for Class B shares or $1 million or more for Class C shares on behalf of a single  investor (not  including  dealer "street name" or omnibus accounts).  That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

               |X| Class A Shares Subject to a Contingent Deferred Sales Charge.
          For  purchases  of Class A shares at net asset  value  whether  or not subject to a  contingent  deferred  sales  charge as  described in the
          Prospectus,  no sales concessions will be paid to the broker-dealer of record,  as  described in the  Prospectus,  on sales of Class A shares purchased  with the  redemption  proceeds of shares of another  mutual fund offered as an  investment  option in a  retirement  plan in which
          Oppenheimer  funds are also  offered  as  investment  options  under a special arrangement with the Distributor,  if the purchase occurs more than 30 days after the  Oppenheimer  funds are added as an  investment option under that plan. Additionally, that concession will not be paid on  purchases  of Class A shares  by a  retirement  plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

               |X|  Class  B  Conversion.   Under  current   interpretations  of
          applicable federal income tax law by the Internal Revenue Service, the conversion  of  Class B  shares  to Class A  shares  72  months  after purchase is not  treated as a taxable  event for the  shareholder.  If those laws or the IRS  interpretation of those laws should change, the automatic  conversion  feature may be  suspended.  In that  event,  no
          further   conversions  of  Class  B  shares  would  occur  while  that suspension  remained in effect.  Although Class B shares could then be exchanged  for Class A shares on the basis of relative net asset value of the two classes,  without the  imposition of a sales charge or fee, such exchange  could  constitute a taxable event for the  shareholder, and absent such exchange,  Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

               |X|   Availability  of  Class  N  Shares.   In  addition  to  the
          description of the types of retirement  plans which may purchase Class
          N shares contained in the prospectus,  Class N shares also are offered to the following:

               o to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),

               o to all rollover  contributions made to Individual 401(k) plans,
          Profit-Sharing Plans and Money Purchase Pension Plans,

               o  to  all  direct   rollovers  from   OppenheimerFunds-sponsored
          Pinnacle and Ascender retirement plans,

               o to all trustee-to-trustee IRA transfers,

               o to all 90-24 type 403(b) transfers,

               o to Group  Retirement  Plans (as  defined in  Appendix B to this
          Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,

               o to Retirement  Plans  qualified under Sections 401(a) or 401(k)
          of the Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,

               o to  Retirement  Plans of a plan  sponsor  where  the  aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,

               o to  OppenheimerFunds-sponsored  Ascender  401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and

               o to certain customers of broker-dealers  and financial  advisors that are identified in a special  agreement  between the broker-dealer or financial advisor and the Distributor for that purpose.

               The sales  concession  and the  advance of the  service  fee,  as described in the Prospectus,  will not be paid to dealers of record on sales of Class N shares on:

               o purchases of Class N shares in amounts of $500,000 or more by a retirement  plan  that  pays  for the  purchase  with  the  redemption proceeds  of Class A shares of one or more  Oppenheimer  funds  (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender
          401(k) plan to any IRA invested in the Oppenheimer funds),

               o purchases of Class N shares in amounts of $500,000 or more by a retirement  plan  that  pays  for the  purchase  with  the  redemption proceeds  of Class C shares of one or more  Oppenheimer  funds held by the  plan  for  more  than one  year  (other  than  rollovers  from an
          OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and

               o on purchases of Class N shares by an OppenheimerFunds-sponsored
          Pinnacle or Ascender 401(k) plan made with the redemption  proceeds of
          Class A shares of one or more Oppenheimer funds.

               No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus,  on sales of Class N shares  purchased with the redemption  proceeds of shares of another mutual fund offered as an  investment  option in a  retirement  plan in which  Oppenheimer
          funds  are  also  offered  as  investment   options  under  a  special
          arrangement with the Distributor,  if the purchase occurs more than 30 days after the  Oppenheimer  funds are added as an  investment  option under that plan.

               |X| Allocation of Expenses. The Fund pays expenses related to its daily  operations,  such as custodian fees,  Trustees' fees,  transfer agency fees,  legal fees and auditing  costs.  Those expenses are paid out of the Fund's  assets and are not paid  directly by  shareholders.
          However,  those  expenses  reduce the net asset values of shares,  and
          therefore  are  indirectly   borne  by   shareholders   through  their
          investment.

               The methodology  for  calculating the net asset value,  dividends and distributions of the Fund's share classes  recognizes two types of expenses. General expenses that do not pertain specifically to any one class  are  allocated  pro  rata to the  shares  of all  classes.  The allocation is based on the  percentage of the Fund's total assets that is represented  by the assets of each class,  and then equally to each outstanding  share within a given class. Such general expenses include management  fees,  legal,  bookkeeping  and audit fees,  printing  and mailing  costs of  shareholder  reports,  Prospectuses,  Statements of
          Additional  Information and other materials for current  shareholders, fees to  unaffiliated  Trustees,  custodian  expenses,  share issuance costs,  organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

               Other  expenses  that are directly  attributable  to a particular class are  allocated  equally to each  outstanding  share  within that class. Examples of such expenses include distribution and service plan
          (12b-1)  fees,  transfer  and  shareholder  servicing  agent  fees and expenses,  and shareholder  meeting  expenses (to the extent that such expenses pertain only to a specific class).

               Account  Fees. As stated in the  Prospectus,  a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:

               o Accounts  that have  balances  below $500 due to the  automatic conversion of shares from Class B to Class A shares;

               o Accounts with an active Asset Builder Plan,  payroll  deduction plan or a military allotment plan;

               o  OppenheimerFunds-sponsored  group retirement accounts that are making continuing purchases;

               o Certain  accounts held by  broker-dealers  through the National
          Securities Clearing Corporation; and

               o  Accounts  that fall  below the $500  threshold  due  solely to market  fluctuations within the 12-month period preceding the date the fee is deducted.

               The  fee  is  automatically  deducted  from  qualifying  accounts annually  on or about the second to last  business  day of  September.
          This  annual  fee is waived for any  shareholders  who elect to access their account  documents through  electronic  document delivery rather than in paper copy and who elect to utilize the  Internet or PhoneLink as their primary source for their general  servicing needs. To sign up to access account documents  electronically  via eDocs Direct,  please visit the Service Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.

               Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of  business of the  Exchange  on each day that the  Exchange is open. The  calculation is done by dividing the value of the Fund's net assets  attributable  to a class by the number of shares of that class that are  outstanding.  The  Exchange  normally  closes at 4:00  P.M.,
          Eastern  time,  but may close earlier on some other days (for example, in case  of  weather  emergencies  or on days  falling  before  a U.S.
          holiday).  All  references  to time in this  Statement  of  Additional
          Information  mean "Eastern  time." The  Exchange's  most recent annual announcement (which is subject to change) states that it will close on
          New Year's Day,  Martin Luther King,  Jr. Day,  Presidents'  Day, Good
          Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving Day
          and Christmas Day. It may also close on other days.

               Dealers  other  than  Exchange  members  may  conduct  trading in certain  securities on days on which the Exchange is closed (including weekends and  holidays) or after 4:00 P.M. on a regular  business day.
          Because the Fund's net asset  values will not be  calculated  on those days,  the  Fund's  net asset  values  per share may be  significantly affected  on such days when  shareholders  may not  purchase or redeem shares.  Additionally,  trading on European and Asian stock  exchanges and over-the-counter markets normally is completed before the close of the Exchange.

               Changes in the values of securities  traded on foreign  exchanges or markets as a result of events  that occur after the prices of those securities are determined,  but before the close of the Exchange, will not be  reflected  in the Fund's  calculation  of its net asset values that day unless  the  Manager  determines  that the event is likely to effect a material change in the value of the security. The Manager, or an  internal  valuation  committee  established  by  the  Manager,  as applicable, may establish a valuation, under procedures established by the Board and subject to the approval,  ratification  and confirmation by the Board at its next ensuing meeting.

               Securities   Valuation.   The  Fund's   Board  of  Trustees   has
          established procedures for the valuation of the Fund's securities.  In general those procedures are as follows:

o        Equity securities traded on a U.S. securities exchange or on Nasdaq(R)are valued as follows:

               (1) if last sale  information  is  regularly  reported,  they are valued at the last reported  sale price on the  principal  exchange on which they are traded or on Nasdaq, as applicable, on that day, or

               (2) if last sale  information  is not  available  on a  valuation date,  they are valued at the last reported  sale price  preceding the valuation  date if it is within  the spread of the  closing  "bid" and
          "asked"  prices on the valuation date or, if not, at the closing "bid"
          price on the valuation date.

               o Equity  securities  traded  on a  foreign  securities  exchange generally are valued in one of the following ways:

               (1) at the last  sale  price  available  to the  pricing  service approved by the Board of Trustees, or

               (2) at the last  sale  price  obtained  by the  Manager  from the report of the  principal  exchange on which the  security is traded at its last trading session on or immediately  before the valuation date,
          or

               (3) at the mean  between  the "bid" and "asked"  prices  obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

               o Long-term debt securities having a remaining maturity in excess of 60 days are valued  based on the mean between the "bid" and "asked"
          prices  determined  by a  portfolio  pricing  service  approved by the
          Fund's  Board of Trustees  or obtained by the Manager  from two active market makers in the security on the basis of reasonable inquiry.

               o The  following  securities  are valued at the mean  between the
          "bid" and "asked" prices  determined by a pricing service  approved by the Fund's  Board of Trustees  or  obtained  by the  Manager  from two active  market  makers  in the  security  on the  basis of  reasonable inquiry:

               (1) debt  instruments  that have a maturity of more than 397 days when issued,

               (2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and

               (3) non-money  market debt instruments that had a maturity of 397 days or less when  issued and which have a  remaining  maturity  of 60 days or less.

               o The  following  securities  are  valued at cost,  adjusted  for amortization of premiums and accretion of discounts:

               (1) money market debt securities held by a non-money  market fund that had a  maturity  of less  than 397 days when  issued  that have a remaining maturity of 60 days or less, and

               (2) debt  instruments  held by a money  market  fund  that have a remaining maturity of 397 days or less.

               o  Securities  (including   restricted   securities)  not  having
          readily-available   market   quotations   are  valued  at  fair  value
          determined under the Board's  procedures.  If the Manager is unable to locate two market  makers  willing to give  quotes,  a security may be priced at the mean between the "bid" and "asked" prices  provided by a single  active  market maker (which in certain  cases may be the "bid"
          price if no "asked" price is available).

               In  the  case  of  U.S.  government  securities,  mortgage-backed securities,  corporate bonds and foreign government  securities,  when last sale information is not generally available,  the Manager may use pricing  services  approved  by the  Board of  Trustees.  The  pricing service  may use  "matrix"  comparisons  to the prices for  comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal  securities).  The Manager will monitor the accuracy of the pricing services.  That monitoring may include comparing prices used for  portfolio  valuation  to actual  sales  prices  of  selected securities.

               The closing  prices in the London  foreign  exchange  market on a particular  business  day that are  provided to the Manager by a bank, dealer or  pricing  service  that the  Manager  has  determined  to be reliable  are  used  to  value  foreign  currency,  including  forward contracts,  and  to  convert  to  U.S.  dollars  securities  that  are denominated in foreign currency.

               Puts, calls, and futures are valued at the last sale price on the principal  exchange  on  which  they  are  traded  or  on  Nasdaq,  as applicable,  as determined by a pricing service  approved by the Board of Trustees or by the Manager.  If there were no sales that day,  they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal  exchange or on Nasdaq on the  valuation  date.  If not, the value shall be the closing bid price on the  principal  exchange or on
          Nasdaq on the valuation date. If the put, call or future is not traded on an  exchange or on Nasdaq,  it shall be valued by the mean  between
          "bid" and  "asked"  prices  obtained  by the  Manager  from two active market  makers.  In certain cases that may be at the "bid" price if no
          "asked" price is available.

               When the Fund  writes an option,  an amount  equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an  asset.  An  equivalent  credit  is  included  in the  liability section.  The credit is adjusted  ("marked-to-market")  to reflect the current market value of the option.  In determining the Fund's gain on investments,  if a call or put written by the Fund is  exercised,  the proceeds  are  increased  by the  premium  received.  If a call or put written by the Fund expires,  the Fund has a gain in the amount of the premium.  If the Fund enters into a closing purchase  transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds,  the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

               The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

               Reinvestment  Privilege.  Within  six months of a  redemption,  a shareholder may reinvest all or part of the redemption proceeds of:

               o Class A shares purchased  subject to an initial sales charge or
          Class A shares on which a contingent  deferred  sales charge was paid,
          or

               o Class B shares  that were  subject  to the  Class B  contingent deferred sales charge when redeemed.

               The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other  Oppenheimer  funds  into which shares of the Fund are  exchangeable  as described in "How to Exchange
          Shares"  below.  Reinvestment  will be at the  net  asset  value  next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C, Class N or
          Class Y shares.  The Fund may amend,  suspend or cease  offering  this reinvestment  privilege  at any time as to shares  redeemed  after the date of such amendment, suspension or cessation.

               Any capital gain that was realized  when the shares were redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable  on  that  gain.  If  there  has  been a  capital  loss on the redemption,  some  or all  of  the  loss  may  not be tax  deductible, depending  on the  timing and  amount of the  reinvestment.  Under the
          Internal  Revenue Code, if the  redemption  proceeds of Fund shares on which a sales charge was paid are  reinvested in shares of the Fund or another  of the  Oppenheimer  funds  within 90 days of  payment of the sales charge,  the shareholder's  basis in the shares of the Fund that were  redeemed  may not include the amount of the sales  charge  paid.
          That would  reduce the loss or increase the gain  recognized  from the redemption.  However,  in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

               Payments "In Kind". The Prospectus states that payment for shares tendered for  redemption is ordinarily  made in cash.  However,  under certain circumstances, the Board of Trustees of the Fund may determine that it would be  detrimental  to the best  interests of the remaining shareholders of the Fund to make payment of a redemption  order wholly or  partly  in cash.  In that  case,  the Fund may pay the  redemption proceeds  in whole or in part by a  distribution  "in  kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

               The Fund has  elected  to be  governed  by Rule  18f-1  under the
          Investment  Company  Act.  Under that rule,  the Fund is  obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net  assets  of  the  Fund  during  any  90-day  period  for  any  one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur  brokerage  or other costs in selling the  securities  for cash. The Fund will value  securities  used to pay redemptions in kind using the same method the Fund uses to value its portfolio  securities described above under  "Determination  of Net Asset Values Per Share."
          That  valuation  will be made as of the time the  redemption  price is determined.

               Involuntary  Redemptions.  The Fund's  Board of Trustees  has the
          right to cause the  involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those shares is less than
          $500 or such  lesser  amount as the Board may fix.  The Board will not cause  the  involuntary  redemption  of shares  in an  account  if the aggregate  net asset value of such shares has fallen  below the stated
          minimum  solely  as a result  of  market  fluctuations.  If the  Board exercises this right, it may also fix the  requirements for any notice to be given to the  shareholders  in question (not less than 30 days).
          The Board may  alternatively  set  requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

               Transfers  of  Shares.  A  transfer  of  shares  to  a  different registration  is not an  event  that  triggers  the  payment  of sales charges.  Therefore,  shares  are  not  subject  to the  payment  of a contingent  deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter  whether the transfer occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares subject to a contingent deferred sales charge are transferred,  the  transferred  shares  will  remain  subject  to  the contingent  deferred  sales  charge.  It will be  calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

               If less than all shares held in an account are  transferred,  and some  but  not  all  shares  in the  account  would  be  subject  to a contingent  deferred sales charge if redeemed at the time of transfer, the priorities  described in the Prospectus  under "How to Buy Shares"
          for the  imposition  of the Class B,  Class C and  Class N  contingent deferred  sales  charge will be followed in  determining  the order in which shares are transferred.

               Distributions  From Retirement Plans.  Requests for distributions from OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7)
          custodial  plans,  401(k)  plans or  pension or  profit-sharing  plans should be addressed to "Trustee,  OppenheimerFunds  Retirement Plans,"
          c/o the Transfer  Agent at its address  listed in "How To Sell Shares"
          in the Prospectus or on the back cover of this Statement of Additional
          Information.   The  request  must:   (1)  state  the  reason  for  the
          distribution;  (2) state the owner's awareness of tax penalties if the distribution is premature;  and (3) conform to the requirements of the plan and the Fund's other redemption requirements.

               Participants   (other  than   self-employed   plan  sponsors)  in
          OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the  Fund  held in the name of the  plan or its  fiduciary  may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

               Distributions  from pension and profit  sharing plans are subject to special  requirements  under the Internal  Revenue Code and certain documents  (available  from the Transfer  Agent) must be completed and submitted to the Transfer Agent before the  distribution  may be made.
          Distributions   from  retirement  plans  are  subject  to  withholding
          requirements  under  the  Internal  Revenue  Code,  and IRS Form  W-4P
          (available  from the Transfer Agent) must be submitted to the Transfer
          Agent  with  the  distribution  request,  or the  distribution  may be delayed. Unless the shareholder has provided the Transfer Agent with a
          certified  tax  identification   number,  the  Internal  Revenue  Code
          requires  that  tax be  withheld  from  any  distribution  even if the shareholder  elects not to have tax withheld.  The Fund,  the Manager, the Distributor,  and the Transfer Agent assume no  responsibility  to
          determine   whether  a   distribution   satisfies  the  conditions  of
          applicable tax laws and will not be responsible  for any tax penalties assessed in connection with a distribution.

               Special  Arrangements  for  Repurchase of Shares from Dealers and
          Brokers.  The Distributor is the Fund's agent to repurchase its shares from  authorized  dealers  or  brokers  on behalf of their  customers.
          Shareholders  should  contact  their  broker or dealer to arrange this type of  redemption.  The  repurchase  price per share will be the net asset  value next  computed  after the  Distributor  receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase  order  from a dealer  or  broker  after  the  close of the
          Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the Exchange  closes.  Normally,  the
          Exchange  closes at 4:00  P.M.,  but may do so  earlier  on some days.
          Additionally,  the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00
          P.M.).

               Ordinarily,  for accounts redeemed by a broker-dealer  under this procedure,  payment will be made within three  business days after the shares  have  been  redeemed  upon the  Distributor's  receipt  of the required redemption  documents in proper form. The signature(s) of the registered  owners on the  redemption  documents must be guaranteed as described in the Prospectus.

               Automatic Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer  Agent to redeem shares (having a value of at least $50)  automatically  on a monthly,  quarterly,  semi-annual  or annual  basis under an Automatic
          Withdrawal Plan.  Shares will be redeemed three business days prior to the date  requested  by the  shareholder  for receipt of the  payment.
          Automatic  withdrawals  of up to $1,500 per month may be  requested by telephone  if  payments  are  to be  made  by  check  payable  to  all shareholders  of record.  Payments must also be sent to the address of record for the  account  and the  address  must not have been  changed
          within  the  prior  30  days.  Required  minimum   distributions  from
          OppenheimerFunds-sponsored  retirement  plans may not be  arranged  on this basis.

               Payments  are normally  made by check,  but  shareholders  having
          AccountLink  privileges  (see "How To Buy Shares") may arrange to have
          Automatic  Withdrawal  Plan payments  transferred  to the bank account designated  on  the  account  application  or by  signature-guaranteed instructions sent to the Transfer Agent.  Shares are normally redeemed pursuant to an Automatic  Withdrawal  Plan three  business days before the payment transmittal date you select in the account application. If a contingent  deferred  sales charge  applies to the  redemption,  the amount of the check or payment will be reduced accordingly.

               The  Fund  cannot  guarantee  receipt  of a  payment  on the date
          requested.   The  Fund  reserves  the  right  to  amend,   suspend  or
          discontinue  offering  these plans at any time without  prior  notice.
          Because  of the  sales  charge  assessed  on Class A share  purchases,
          shareholders   should  not  make  regular  additional  Class  A  share
          purchases while  participating in an Automatic  Withdrawal Plan. Class
          B, Class C and Class N  shareholders  should not  establish  automatic
          withdrawal  plans,   because  of  the  potential   imposition  of  the
          contingent deferred sales charge on such withdrawals (except where the
          Class B, Class C or Class N contingent deferred sales charge is waived
          as   described  in  Appendix  B  to  this   Statement  of   Additional
          Information).

               By  requesting  an Automatic  Withdrawal  or Exchange  Plan,  the
          shareholder  agrees  to the terms and  conditions  that  apply to such plans, as stated below.  These  provisions may be amended from time to time by the Fund and/or the Distributor.  When adopted, any amendments will automatically apply to existing Plans.

               |X|  Automatic  Exchange  Plans.  Shareholders  can authorize the
          Transfer  Agent to exchange a  pre-determined  amount of shares of the
          Fund  for  shares  (of the same  class)  of  other  Oppenheimer  funds automatically  on a monthly,  quarterly,  semi-annual  or annual basis under an  Automatic  Exchange  Plan.  The  minimum  amount that may be exchanged  to each other fund account is $50.  Instructions  should be provided on the OppenheimerFunds  Application or  signature-guaranteed instructions.  Exchanges  made under  these  plans are  subject to the restrictions  that apply to exchanges as set forth in "How to Exchange
          Shares" in the  Prospectus  and below in this  Statement of Additional
          Information.

               |X| Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge  will  be  redeemed  first.  Shares  acquired  with  reinvested dividends  and capital  gains  distributions  will be  redeemed  next, followed  by  shares  acquired  with a  sales  charge,  to the  extent necessary  to make  withdrawal  payments.  Depending  upon the  amount withdrawn,  the  investor's  principal may be depleted.  Payments made under these  plans  should not be  considered  as a yield or income on your investment.

               The  Transfer  Agent will  administer  the  investor's  Automatic
          Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed  the plan  authorization  and  application  submitted  to the
          Transfer  Agent.  Neither the Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any action taken or not taken by the  Transfer  Agent  in good  faith to  administer  the  plan.  Share certificates  will not be issued for shares of the Fund  purchased for and held under the plan,  but the Transfer  Agent will credit all such shares to the  account of the  Planholder  on the records of the Fund.
          Any  share  certificates  held  by a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

                    For  accounts   subject  to  Automatic   Withdrawal   Plans,
                    distributions  of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

                    Shares will be redeemed to make  withdrawal  payments at the net asset value per share determined on the redemption date.
                    Checks or AccountLink payments  representing the proceeds of
                    Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,
                    according  to  the  choice   specified  in  writing  by  the
                    Planholder.  Receipt of payment on the date selected  cannot be guaranteed.

                    The amount and the interval of disbursement payments and the address  to which  checks  are to be mailed  or  AccountLink payments  are to be sent may be  changed  at any time by the
                    Planholder by writing to the Transfer Agent.  The Planholder should  allow at least two weeks'  time after  mailing  such notification  for the requested  change to be put in effect.
                    The Planholder may, at any time, instruct the Transfer Agent by written  notice to redeem all, or any part of, the shares held under the plan.  That  notice must be in proper form in
                    accordance  with  the   requirements  of  the   then-current
                    Prospectus  of the Fund.  In that case,  the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share in  effect  and will  mail a check for the proceeds to the Planholder.

                    The  Planholder  may terminate a plan at any time by writing to the Transfer Agent.  The Fund may also give directions to the Transfer  Agent to terminate a plan.  The Transfer Agent will also  terminate  a plan upon its  receipt  of  evidence satisfactory  to it  that  the  Planholder  has  died  or is legally  incapacitated.  Upon  termination  of a plan by the
                    Transfer  Agent  or the  Fund,  shares  that  have  not been redeemed will be held in uncertificated  form in the name of
                    the   Planholder.   The   account   will   continue   as   a
                    dividend-reinvestment,  uncertificated  account  unless  and until proper  instructions are received from the Planholder, his or her  executor  or  guardian,  or  another  authorized person.

                    To use Class A shares held under the plan as collateral  for a debt, the Planholder may request  issuance of a portion of the shares in  certificated  form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares  for  which a  certificate  may be issued  without causing the withdrawal checks to stop. However,  should such uncertificated  shares become  exhausted,  Plan  withdrawals will terminate.

                    If the Transfer  Agent  ceases to act as transfer  agent for the Fund,  the  Planholder  will be deemed to have appointed
                    any   successor   transfer   agent   to  act  as   agent  in
                    administering the plan.

How to Exchange Shares

                    As stated in the Prospectus, shares of a particular class of
                    Oppenheimer  funds  having more than one class of shares may be  exchanged  only for  shares  of the same  class of other
                    Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class without a class  designation  are deemed "Class
                    A" shares for this  purpose.  You can obtain a current  list showing which funds offer which classes of shares by calling the Distributor.

                    o All of the  Oppenheimer  funds currently offer Class A, B,
                    C, N and Y shares with the following exceptions:

                    The following funds only offer Class A shares:

Centennial America Fund, L.P.            Centennial New York Tax Exempt Trust
Centennial California Tax
     Exempt Trust                        Centennial Tax Exempt Trust
     Centennial Government Trust         Oppenheimer Money Market Fund, Inc.
     Centennial Money Market Trust

     The following funds do not offer Class N shares:

     Oppenheimer AMT-Free Municipals    Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer AMT-Free
         New York Municipals            Oppenheimer Rochester National Municipals
     Oppenheimer California
         Municipal Fund                 Limited Term New York Municipal Fund
     Oppenheimer Limited Term
         Municipal Fund                 Oppenheimer Senior Floating Rate Fund
     Oppenheimer New Jersey
         Municipal Fund                 Rochester Fund Municipals

     The following funds do not offer Class Y shares:

Oppenheimer AMT-Free Municipals        Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free
       New York Municipals             Oppenheimer Multiple Strategies Fund
Oppenheimer California
      Municipal Fund                   Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund        Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Cash Reserves              Oppenheimer Principal Protected Main
                                                   Street Fund
Oppenheimer Champion Income Fund       Oppenheimer Principal Protected
                                                   Main Street Fund II
Oppenheimer Convertible
        Securities Fund               Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Disciplined
        Allocation Fund               Oppenheimer Quest International Value
                                                   Fund, Inc.
Oppenheimer Developing Markets Fund   Oppenheimer Rochester National Municipals
Oppenheimer Gold &
        Special Minerals Fund         Oppenheimer Senior Floating Rate Fund
Oppenheimer International Bond Fund   Oppenheimer Small Cap Value Fund
Oppenheimer International
      Growth Fund                     Oppenheimer Total Return Bond Fund
Oppenheimer International Small
      Company Fund                    Limited Term New York Municipal Fund

                    o Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.

                    o Class B,  Class C and Class N shares of  Oppenheimer  Cash
                    Reserves are generally  available  only by exchange from the same class of shares of other  Oppenheimer  funds or through
                    OppenheimerFunds-sponsored 401(k) plans.

                    o Class M shares of Oppenheimer  Convertible Securities Fund
                    may  be   exchanged   only  for  Class  A  shares  of  other
                    Oppenheimer  funds.  They may not be acquired by exchange of shares of any class of any other  Oppenheimer  funds  except
                    Class  A  shares  of   Oppenheimer   Money  Market  Fund  or
                    Oppenheimer  Cash  Reserves  acquired by exchange of Class M shares.

                    o Class X shares of Limited Term New York Municipal Fund may be  exchanged  only for Class B shares of other  Oppenheimer funds and no exchanges may be made to Class X shares.

                    o Shares of Oppenheimer Capital Preservation Fund may not be
                    exchanged for shares of Oppenheimer Money Market Fund, Inc.,
                    Oppenheimer   Cash  Reserves  or  Oppenheimer   Limited-Term
                    Government  Fund. Only  participants  in certain  retirement
                    plans   may   purchase   shares   of   Oppenheimer   Capital
                    Preservation  Fund, and only those participants may exchange shares of other  Oppenheimer funds for shares of Oppenheimer
                    Capital Preservation Fund.

                    o Class A shares of  Oppenheimer  funds may be  exchanged at net asset value for shares of any money  market fund offered
                    by  the  Distributor.   Shares  of  any  money  market  fund
                    purchased without a sales charge may be exchanged for shares of  Oppenheimer  funds  offered  with a  sales  charge  upon payment  of the  sales  charge.  They  may  also  be used to purchase  shares of  Oppenheimer  funds  subject to an early withdrawal charge or contingent deferred sales charge.

                    o Shares of Oppenheimer  Money Market Fund,  Inc.  purchased with the redemption proceeds of shares of other mutual funds
                    (other   than   funds   managed   by  the   Manager  or  its
                    subsidiaries)  redeemed  within  the 30 days  prior  to that purchase may  subsequently  be exchanged for shares of other
                    Oppenheimer  funds without being subject to an initial sales charge or contingent  deferred sales charge.  To qualify for that privilege,  the investor or the investor's  dealer must notify the  Distributor of eligibility for this privilege at the time the shares of Oppenheimer  Money Market Fund,  Inc.
                    are  purchased.  If  requested,  they must  supply  proof of entitlement to this privilege.

                    o Shares of the Fund acquired by  reinvestment  of dividends or distributions  from any of the other Oppenheimer funds or from  any  unit  investment  trust  for  which  reinvestment arrangements  have  been made  with the  Distributor  may be exchanged  at  net  asset  value  for  shares  of any of the
                    Oppenheimer funds.

     o  Shares  of  Oppenheimer   Principal   Protected  Main  Street  Fund  and
Oppenheimer  Principal  Protected  Main Street Fund II may be  exchanged  at net asset value for shares of any of the Oppenheimer  funds.  However,  shareholders are not permitted to exchange  shares of other  Oppenheimer  funds for shares of either  Oppenheimer  Principal  Protected  Main  Street  Fund  until  after  the expiration of the warranty period (8/5/2010) and (2/4/2011).

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o When  Class A  shares  of any  Oppenheimer  fund  (other  than  Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of Class
A shares of any  Oppenheimer  fund  purchased  subject  to a Class A  contingent deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar month of the initial  purchase of the exchanged  Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o When Class A shares of Rochester  National  Municipals and Rochester Fund
Municipals  acquired  by  exchange  of Class A shares  of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within 24 months of the beginning of the calendar month of the initial  purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o If any Class A shares of another  Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

     o When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     o With  respect to Class B shares,  the Class B contingent  deferred  sales charge is imposed on Class B shares  acquired by  exchange if they are  redeemed within six years of the initial purchase of the exchanged Class B shares.

     o With  respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by  exchange if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     o With respect to Class N shares,  a 1%  contingent  deferred  sales charge will be imposed if the retirement  plan (not including IRAs and 403(b) plans) is terminated  or Class N shares  of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

     o When  Class B,  Class C or Class N  shares  are  redeemed  to  effect  an exchange,  the priorities described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B, Class C or Class N  contingent  deferred  sales charge  will be  followed  in  determining  the  order in which the  shares  are exchanged.  Before exchanging shares,  shareholders should take into account how the  exchange  may affect any  contingent  deferred  sales  charge that might be imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for exchanges of up to 50  accounts  per day from  representatives  of  authorized  dealers  that qualify for this privilege.

     Telephone  Exchange  Requests.  When  exchanging  shares  by  telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed by either  fund up to  five  business  days  if it  determines  that  it  would  be disadvantaged  by an immediate  transfer of the  redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price  that  might be  disadvantageous  to the  Fund,  the Fund may  refuse  the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  feature such as an Asset Builder Plan or Automatic  Withdrawal
Plan,  will be switched  to the new fund  account  unless you tell the  Transfer
Agent not to do so. However,  special  redemption and exchange  features such as
Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional Information,  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

     Dividends and Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any  dividends or the  realization of any capital gains.  The dividends and  distributions  paid by a class of shares  will vary from time to time  depending  on market  conditions,  the composition  of the Fund's  portfolio,  and  expenses  borne by the Fund or borne  separately by a class.  Dividends are calculated in the same manner, at the same time,  and on the same day for each  class of shares.  However, dividends  on Class B, Class C and Class N shares are  expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the  asset-based  sales  charge on Class B,  Class C and Class N shares.
     Those  dividends  will  also  differ  in  amount  as a  consequence  of any difference in the net asset values of the different classes of shares.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented by checks  returned to the Transfer Agent by the Postal Service as  undeliverable  will be invested in shares of  Oppenheimer  Money Market
     Fund,  Inc.  Reinvestment  will be made as promptly  as possible  after the return of such checks to the Transfer Agent, to enable the investor to earn a return on  otherwise  idle funds.  Unclaimed  accounts  may be subject to state  escheatment  laws,  and the Fund and the Transfer  Agent will not be liable to shareholders or their  representatives  for compliance with those laws in good faith.

     Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
     Shares. The federal tax treatment of the Fund's dividends and capital gains distributions  is briefly  highlighted in the Prospectus.  The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect.  State and local tax treatment of ordinary income  dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.  Potential purchasers of shares of the Fund are urged to consult their tax advisers  with specific  reference to their own tax  circumstances as well as the  consequences of federal,  state and local tax rules affecting an investment in the Fund.

     |X| Qualification as a Regulated  Investment Company.  The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter M of the
     Internal  Revenue  Code of 1986,  as  amended.  As a  regulated  investment company,  the Fund is not  subject to federal  income tax on the portion of its net investment income (that is, taxable interest,  dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term  capital gains over net short-term  capital losses) that it distributes to shareholders. That qualification enables the
     Fund  to  "pass   through"  its  income  and  realized   capital  gains  to
     shareholders  without having to pay tax on them. This avoids a "double tax"
     on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their
     Fund  shares  are  held  in a  retirement  account  or the  shareholder  is otherwise exempt from tax).

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular  year. If it did not qualify as a  regulated  investment  company,  the Fund would be treated for tax purposes as an  ordinary  corporation  and would  receive no tax  deduction  for payments made to shareholders.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital
loss)  for  the  taxable  year.  The  Fund  must  also  satisfy   certain  other
requirements of the Internal  Revenue Code,  some of which are described  below.
Distributions  by the Fund made  during the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the taxable  year,  will be considered  distributions  of income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a regulated investment company, the Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

     |X|  Excise  Tax on  Regulated  Investment  Companies.  Under the  Internal
Revenue  Code,  by December 31 each year,  the Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through  October 31 of the current  year. If it does not, the Fund must pay an excise tax on the amounts not distributed.  It is presently  anticipated that the Fund will meet  those  requirements.  To meet this  requirement,  in certain circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     |X|  Taxation  of Fund  Distributions.  The Fund  anticipates  distributing substantially  all of its  investment  company  taxable  income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

     Special  provisions of the Internal  Revenue Code govern the eligibility of
the  Fund's  dividends  for  the  dividends-received   deduction  for  corporate
shareholders.  Long-term  capital gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may  qualify for the deduction is limited to the aggregate  amount of qualifying  dividends  that the
Fund derives  from  portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction  on  dividends  paid on Fund shares  held for 45 days or less.  To the extent the Fund's  dividends are derived from gross income from option premiums, interest  income or  short-term  gains from the sale of  securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

     The Fund may either retain or distribute  to  shareholders  its net capital gain for each taxable year.  The Fund  currently  intends to distribute any such amounts.  If net long term capital  gains are  distributed  and  designated as a capital gain  distribution,  it will be taxable to  shareholders  as a long-term capital gain and will be properly  identified in reports sent to shareholders in
January  of each  year.  Such  treatment  will  apply  no  matter  how  long the shareholder  has held his or her shares or whether that gain was  recognized  by the Fund before the shareholder acquired his or her shares.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each  shareholder  will be required to report his or her pro rata  share of such gain on their tax return as  long-term  capital  gain,  will receive a  refundable  tax credit for  his/her pro rata share of tax paid by the
Fund on the gain,  and will  increase  the tax basis  for  his/her  shares by an amount equal to the deemed distribution less the tax credit.

     Investment  income  that may be received  by the Fund from  sources  within foreign  countries may be subject to foreign taxes  withheld at the source.  The
United  States has entered into tax treaties with many foreign  countries  which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

     Distributions by the Fund that do not constitute  ordinary income dividends or  capital  gain  distributions  will be  treated as a return of capital to the extent  of the  shareholder's  tax basis in their  shares.  Any  excess  will be treated as gain from the sale of those shares, as discussed below.  Shareholders will be advised  annually  as to the U.S.  federal  income tax  consequences  of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be  re-characterized  as a non-taxable return of capital at the end of the  fiscal  year as a result  of the  effect  of the  Fund's  investment policies, they will be identified as such in notices sent to shareholders.

     Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Fund will be  required  in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder
     (1) who has failed to provide a correct taxpayer  identification  number or to properly  certify  that number when  required,
     (2) who is subject to backup  withholding for failure to report the receipt of interest or dividend income properly, or
     (3) who has  failed  to  certify  to the Fund that the  shareholder  is not
subject  to  backup   withholding  or  is  an  "exempt  recipient"  (such  as  a corporation).  All income and any tax  withheld  by the Fund is  remitted by the
Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
January of each year.

     |X| Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases  other  shares of the Fund within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

     |X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign  person  (to  include,  but not  limited  to, a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign person's income from the Fund is  effectively  connected  with the  conduct  of a U.S.  trade or business.  Typically,  ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary  income  dividends paid by the Fund.
All income and any tax  withheld by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports  mailed to  shareholders  in March of each year.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S.  trade or business,  then the foreign person may claim an exemption  from the U.S.  tax  described  above  provided the Fund obtains a properly  completed and signed  Certificate of Foreign Status. If the foreign  person  fails to provide a  certification  of his/her  foreign status,  the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends,  capital gains distributions and the proceeds of the redemption of shares,  paid to any foreign  person.  All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the
     U.S.  Treasury  and is  identified  in reports  mailed to  shareholders  in
     January of each year.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

     Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions in shares of the  same  class  of any of  the  other  Oppenheimer  funds  listed  above.
     Reinvestment  will be made without  sales charge at the net asset value per share  in  effect  at the  close of  business  on the  payable  date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus  for  that  fund and an  application  from  the  Distributor  to establish an account. Dividends and/or distributions from shares of certain other  Oppenheimer  funds (other than  Oppenheimer  Cash  Reserves)  may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

     The Distributor.  The Fund's shares are sold through  dealers,  brokers and
     other   financial   institutions   that   have  a  sales   agreement   with
     OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other  Oppenheimer  funds and is  sub-distributor  for funds  managed  by a subsidiary of the Manager.

     The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
     is a division of the Manager.  It is responsible for maintaining the Fund's shareholder  registry and shareholder  accounting  records,  and for paying dividends and  distributions to shareholders.  It also handles  shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder  servicing agent for the other  Oppenheimer  funds.  Shareholders  should direct inquiries about their accounts to the Transfer  Agent at the address and toll-free  numbers shown on the back cover.

     The Custodian.  Citibank,  N.A. is the custodian of the Fund's assets.  The custodian's  responsibilities  include  safeguarding  and  controlling  the
     Fund's portfolio securities and handling the delivery of such securities to and  from  the  Fund.  It is the  practice  of the  Fund to deal  with  the custodian  in  a  manner  uninfluenced  by  any  banking  relationship  the custodian  may have with the  Manager and its  affiliates.  The Fund's cash balances  with the  custodian  in excess of $100,000  are not  protected by federal  deposit  insurance.  Those  uninsured  balances  at  times  may be substantial.

     Independent  Auditors.  KPMG LLP is the  independent  auditors of the Fund.
     They audit the Fund's financial  statements and perform other related audit services.  They also act as auditors for certain other funds advised by the
     Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Board of Trustees and Shareholders of
Oppenheimer Emerging Growth Fund:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Emerging Growth Fund, including the statement of investments, as of
October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from November 1, 2000 (commencement of operations) to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Emerging Growth Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from November 1, 2000
(commencement of operations) to October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
KPMG LLP

Denver, Colorado
November 21, 2003

STATEMENT OF INVESTMENTS  October 31, 2003
--------------------------------------------------------------------------------

                                       Market Value
                              Shares     See Note 1
---------------------------------------------------
Common Stocks--98.8%
---------------------------------------------------
Consumer Discretionary--14.6%
---------------------------------------------------
Hotels, Restaurants & Leisure--3.2%
Alliance Gaming Corp. 1       37,200    $   902,100
---------------------------------------------------
Ruby Tuesday, Inc.            22,100        604,435
---------------------------------------------------
Scientific Games
Corp., Cl. A 1                75,000        997,500
---------------------------------------------------
Station Casinos, Inc.         23,400        696,150
                                        -----------
                                          3,200,185

---------------------------------------------------
Household Durables--0.3%
Tripath
Technology, Inc. 1            48,300        241,983
---------------------------------------------------
Internet & Catalog Retail--1.0%
RedEnvelope, Inc. 1           76,000      1,013,840
---------------------------------------------------
Leisure Equipment & Products--1.1%
Marvel
Enterprises, Inc. 1           35,500      1,045,475
---------------------------------------------------
Media--1.5%
Radio One, Inc. 1             27,300        437,619
---------------------------------------------------
Sonic Solutions, Inc. 1       61,100      1,087,580
                                        -----------
                                          1,525,199

---------------------------------------------------
Multiline Retail--1.0%
Fred's, Inc.                  26,200        987,216
---------------------------------------------------
Specialty Retail--5.8%
bebe stores, Inc. 1           30,000        837,000
---------------------------------------------------
Finish Line, Inc.
(The), Cl. A 1                28,800        881,856
---------------------------------------------------
Hot Topic, Inc. 1             26,050        747,896
---------------------------------------------------
Jo-Ann Stores, Inc.,
Cl. A 1                       21,200        636,212
---------------------------------------------------
Pacific Sunwear
of California, Inc. 1         31,250        721,563
---------------------------------------------------
Select Comfort Corp. 1        23,300        729,290
---------------------------------------------------
Urban Outfitters, Inc. 1      35,800      1,194,288
                                        -----------
                                          5,748,105

---------------------------------------------------
Textiles, Apparel & Luxury Goods--0.7%
Authentidate
Holding Corp. 1               62,200        716,482
---------------------------------------------------
Consumer Staples--1.5%
---------------------------------------------------
Food & Staples Retailing--0.7%
Central European
Distribution Corp. 1          17,500        657,825
---------------------------------------------------
Food Products--0.8%
Stake Technology Ltd. 1       84,700        812,273

                                       Market Value
                              Shares     See Note 1
---------------------------------------------------
Energy--2.0%
---------------------------------------------------
Energy Equipment & Services--1.4%
Patterson-UTI
Energy, Inc. 1                23,800    $   680,442
---------------------------------------------------
Rowan Cos., Inc. 1            28,300        677,785
                                        -----------
                                          1,358,227

---------------------------------------------------
Oil & Gas--0.6%
Brigham
Exploration Co. 1             97,400        652,580
---------------------------------------------------
Financials--3.1%
---------------------------------------------------
Capital Markets--0.6%
National Financial
Partners Corp. 1              21,600        585,360
---------------------------------------------------
Commercial Banks--0.5%
UCBH Holdings, Inc.           14,300        510,653
---------------------------------------------------
Diversified Financial Services--1.5%
CapitalSource, Inc. 1         22,000        478,500
---------------------------------------------------
Investors Financial
Services Corp.                18,000        635,940
---------------------------------------------------
Raymond James
Financial, Inc.                9,600        391,584
                                        -----------
                                          1,506,024

---------------------------------------------------
Real Estate--0.5%
Newcastle
Investment Corp.              18,700        437,580
---------------------------------------------------
Health Care--17.9%
---------------------------------------------------
Biotechnology--3.9%
Digene Corp. 1                22,800        802,560
---------------------------------------------------
Gen-Probe, Inc. 1             53,400      1,429,518
---------------------------------------------------
Martek Biosciences
Corp. 1                       24,900      1,205,409
---------------------------------------------------
Nuerocrine
Biosciences, Inc. 1            8,700        407,421
                                        -----------
                                          3,844,908

---------------------------------------------------
Health Care Equipment & Supplies--2.4%
Advanced
Neuromodulation
Systems, Inc. 1               19,350        793,350
---------------------------------------------------
Inamed Corp. 1                11,600      1,001,892
---------------------------------------------------
VISX, Inc. 1                  24,000        582,240
                                        -----------
                                          2,377,482

                      12 | OPPENHEIMER EMERGING GROWTH FUND

                                       Market Value
                              Shares     See Note 1
---------------------------------------------------
Health Care Providers & Services--2.4%
Bio-Imaging
Technologies, Inc. 1,2       123,800    $   631,009
---------------------------------------------------
eResearch
Technology, Inc. 1            30,100      1,384,299
---------------------------------------------------
VistaCare, Inc., Cl. A 1      11,500        396,865
                                        -----------
                                          2,412,173

---------------------------------------------------
Pharmaceuticals--9.2%
Able Laboratories, Inc. 1      21,800       421,612
---------------------------------------------------
Acusphere, Inc. 1              9,400         90,240
---------------------------------------------------
Angiotech
Pharmaceuticals, Inc. 1       35,500      1,623,415
---------------------------------------------------
Columbia
Laboratories, Inc. 1          39,600        418,968
---------------------------------------------------
Connetics Corp. 1             44,700        800,577
---------------------------------------------------
Discovery
Laboratories, Inc. 1          34,000        246,160
---------------------------------------------------
DOV Pharmaceutical,
Inc. 1,2                      28,500        349,125
---------------------------------------------------
Eon Labs, Inc. 1               6,800        286,348
---------------------------------------------------
Flamel Techologies
SA, Sponsored ADR 1           40,000      1,010,000
---------------------------------------------------
MGI Pharma, Inc. 1            25,600        961,536
---------------------------------------------------
Penwest
Pharmaceuticals Co. 1         25,000        409,500
---------------------------------------------------
Penwest
Pharmaceuticals Co. 1         20,000        303,456
---------------------------------------------------
Pharmaceutical
Resources, Inc. 1             14,400      1,040,832
---------------------------------------------------
Pozen, Inc. 1                 34,400        431,032
---------------------------------------------------
Taro Pharmaceutical
Industries Ltd. 1             11,300        726,025
                                        -----------
                                          9,118,826

---------------------------------------------------
Industrials--10.2%
---------------------------------------------------
Aerospace & Defense--0.3%
Cubic Corp.                   11,200        318,080
---------------------------------------------------
Airlines--1.7%
AirTran Holdings, Inc. 1      58,200        943,422
---------------------------------------------------
Frontier Airlines, Inc. 1     44,500        715,115
                                        -----------
                                          1,658,537

                                       Market Value
                              Shares     See Note 1
---------------------------------------------------
Commercial Services & Supplies--7.7%
---------------------------------------------------
Bennett
Environmental, Inc. 1         38,500    $   720,720
---------------------------------------------------
Career Education
Corp. 1                       20,400      1,092,420
---------------------------------------------------
Corinthian
Colleges, Inc. 1              15,900        984,528
---------------------------------------------------
Corporate Executive
Board Co. 1                    7,200        367,272
---------------------------------------------------
Education
Management Corp. 1             8,200        518,076
---------------------------------------------------
Exult, Inc. 1                106,800        846,924
---------------------------------------------------
Gevity HR, Inc.               29,200        441,504
---------------------------------------------------
Monster
Worldwide, Inc. 1             38,800        988,236
---------------------------------------------------
Navigant
Consulting, Inc. 1            30,000        492,900
---------------------------------------------------
Stericycle, Inc. 1            14,400        664,992
---------------------------------------------------
Sylvan Learning
Systems, Inc. 1               18,400        520,720
                                        -----------
                                          7,638,292

---------------------------------------------------
Machinery--0.2%
Ceradyne, Inc. 1               5,800        240,932
---------------------------------------------------
Road & Rail--0.3%
Pacer International,
Inc. 1                        14,700        303,114
---------------------------------------------------
Information Technology--48.5%
---------------------------------------------------
Communications Equipment--9.0%
ADTRAN, Inc.                  20,200      1,374,204
---------------------------------------------------
Audiocodes Ltd. 1             66,800        572,476
---------------------------------------------------
Emulex Corp. 1                28,800        815,616
---------------------------------------------------
IxiA 1                        78,400        940,800
---------------------------------------------------
McDATA Corp., Cl. B 1         57,700        589,694
---------------------------------------------------
NetScreen
Technologies, Inc. 1          27,900        742,698
---------------------------------------------------
Packeteer, Inc. 1             47,600        832,048
---------------------------------------------------
Performance
Technologies, Inc. 1         108,000      1,122,120
---------------------------------------------------
REMEC, Inc. 1                 69,000        761,070
---------------------------------------------------
UTStarcom, Inc. 1             36,500      1,149,750
                                        -----------
                                          8,900,476

                      13 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                       Market Value
                              Shares     See Note 1
---------------------------------------------------
Computers & Peripherals--4.8%
Advanced Digital
Information Corp. 1           38,500    $   625,625
---------------------------------------------------
ATI Technologies, Inc. 1      37,600        538,056
---------------------------------------------------
Dot Hill Systems Corp. 1      24,400        327,204
---------------------------------------------------
Lexar Media, Inc. 1           45,200      1,035,532
---------------------------------------------------
Maxtor Corp. 1                69,400        948,698
---------------------------------------------------
Network Engines, Inc. 1       49,700        488,004
---------------------------------------------------
Western Digital Corp. 1       60,000        807,000
                                        -----------
                                          4,770,119

---------------------------------------------------
Electronic Equipment & Instruments--5.1%
Bell Microproducts,
Inc. 1                       120,300      1,015,332
---------------------------------------------------
Brightpoint, Inc. 1           67,550      1,935,308
---------------------------------------------------
Innovex, Inc. 1               51,400        580,820
---------------------------------------------------
TTM Technologies,
Inc. 1                        48,400        779,240
---------------------------------------------------
Vishay
Intertechnology, Inc. 1       38,500        721,875
                                        -----------
                                          5,032,575

---------------------------------------------------
Internet Software & Services--11.5%
Digital River, Inc. 1         31,500        862,470
---------------------------------------------------
Digitas, Inc. 1               46,000        400,200
---------------------------------------------------
eCollege.com, Inc. 1          85,400      1,852,326
---------------------------------------------------
Lionbridge
Technologies, Inc. 1          66,800        603,204
---------------------------------------------------
MicroStrategy, Inc.,
Cl. A 1                       21,200      1,166,000
---------------------------------------------------
National Information
Consortium, Inc. 1           111,700        578,606
---------------------------------------------------
Netease.com, Inc.,
ADR1                          12,600        572,040
---------------------------------------------------
Openwave
Systems, Inc. 1               35,633        465,011
---------------------------------------------------
SINA Corp. 1                  20,900        807,367
---------------------------------------------------
SupportSoft, Inc. 1          121,600      1,457,984
---------------------------------------------------
United Online, Inc. 1         69,900      2,012,421
---------------------------------------------------
VeriSign, Inc. 1              37,400        593,538
                                        -----------
                                         11,371,167

                                       Market Value
                              Shares     See Note 1
---------------------------------------------------
IT Services--1.3%
Cognizant Technology
Solutions Corp. 1             19,800    $   898,722
---------------------------------------------------
Mediware
Information
Systems, Inc. 1               28,800        424,800
                                        -----------
                                          1,323,522

---------------------------------------------------
Office Electronics--1.7%
Metrologic
Instruments, Inc. 1           46,400      1,087,152
---------------------------------------------------
Zebra Technologies
Corp., Cl. A 1                11,000        626,450
                                        -----------
                                          1,713,602

---------------------------------------------------
Semiconductors & Semiconductor Equipment--8.4%
AMIS Holdings, Inc. 1         16,300        328,445
---------------------------------------------------
FEI Co. 1                     23,800        565,250
---------------------------------------------------
Integrated Circuit
Systems, Inc. 1               14,900        500,193
---------------------------------------------------
Kopin Corp. 1                 59,200        433,936
---------------------------------------------------
LTX Corp. 1                   30,000        428,700
---------------------------------------------------
MEMC Electronic
Materials, Inc. 1             42,900        480,480
---------------------------------------------------
Microsemi Corp. 1             37,900        784,530
---------------------------------------------------
O2Micro
International Ltd. 1          28,800        613,728
---------------------------------------------------
OmniVision
Technologies, Inc. 1          21,200      1,204,160
---------------------------------------------------
ON Semiconductor
Corp. 1                      100,000        430,000
---------------------------------------------------
Power Integrations,
Inc. 1                        32,500      1,131,650
---------------------------------------------------
 Skyworks Solutions,
 Inc. 1                       13,700        117,546
---------------------------------------------------
 Standard
 Microsystems Corp. 1         25,000        750,000
---------------------------------------------------
 Vitesse
 Semiconductor Corp. 1        80,900        569,536
                                        -----------
                                          8,338,154

                      14 | OPPENHEIMER EMERGING GROWTH FUND

                                       Market Value
                              Shares     See Note 1
---------------------------------------------------
Software--6.7%
Activision, Inc. 1            56,000    $   845,040
---------------------------------------------------
Altiris, Inc. 1               21,400        735,732
---------------------------------------------------
BEA Systems, Inc. 1           30,000        417,000
---------------------------------------------------
FileNet Corp. 1               47,500      1,269,200
---------------------------------------------------
Inet Technologies, Inc. 1     33,600        451,920
---------------------------------------------------
Macromedia, Inc. 1            32,200        615,342
---------------------------------------------------
Magma Design
Automation, Inc. 1            43,100      1,044,313
---------------------------------------------------
Micromuse, Inc. 1             68,500        551,425
---------------------------------------------------
Take-Two Interactive
Software, Inc. 1              16,800        664,440
                                        -----------
                                          6,594,412

---------------------------------------------------
Materials--0.4%
---------------------------------------------------
Metals & Mining--0.4%
GrafTech
International Ltd. 1          40,100        416,639
---------------------------------------------------
Telecommunication Services--0.6%
---------------------------------------------------
Diversified Telecommunication Services--0.6%
PTEK Holdings, Inc. 1         63,900        556,569
                                        -----------
Total Common Stocks
(Cost $77,034,527)                       97,928,586

                               Units
---------------------------------------------------
Rights, Warrants and Certificates--0.0%
---------------------------------------------------
Discovery Laboratories,
Inc. Wts., Exp. 9/20/10 1,2    6,800         31,199
---------------------------------------------------
Penwest
Pharmaceuticals Co.
Wts., Exp. 11/5/03 1          20,000            821
                                        -----------
Total Rights, Warrants
and Certificates (Cost $0)                   32,020

                           Principal   Market Value
                              Amount     See Note 1
---------------------------------------------------
Joint Repurchase Agreements--0.4%
Undivided interest of 0.28% in joint
repurchase agreement (Principal Amount/
Market Value $149,808,000, with a
maturity value of $149,820,109) with
Banc One Capital Markets, Inc., 0.97%,
dated 10/31/03, to be repurchased at
$426,034 on 11/3/03, collateralized by
U.S. Treasury Bonds, 3.625%--9%,
3/31/04--8/15/23, with a value of
$152,949,680
(Cost $426,000)             $426,000    $   426,000
---------------------------------------------------
Total Investments,
at Value
(Cost $77,460,527)             99.2%     98,386,606
---------------------------------------------------
Other Assets
Net of Liabilities              0.8         754,675
                              ---------------------
Net Assets                    100.0%    $99,141,281
                              =====================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted.
See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

                      15 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------

Investments, at value (cost $77,460,527)--see accompanying statement  $ 98,386,606
-----------------------------------------------------------------------------------
Cash                                                                         6,705
-----------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                         3,076,833
Shares of beneficial interest sold                                       1,194,063
Interest and dividends                                                       3,386
Other                                                                          314
                                                                     --------------
Total assets                                                           102,667,907

-----------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                    3,188,395
Shares of beneficial interest redeemed                                     248,166
Shareholder reports                                                         23,646
Transfer and shareholder servicing agent fees                               21,120
Distribution and service plan fees                                          18,538
Trustees' compensation                                                       1,726
Other                                                                       25,035
                                                                       ------------
Total liabilities                                                        3,526,626

-----------------------------------------------------------------------------------
Net Assets                                                            $ 99,141,281
                                                                      =============

-----------------------------------------------------------------------------------
Composition of Net Assets
-----------------------------------------------------------------------------------
Paid-in capital                                                       $ 87,825,290
-----------------------------------------------------------------------------------
Accumulated investment loss                                                 (1,695)
-----------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                (9,608,393)
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments                              20,926,079
                                                                       ------------
Net Assets                                                            $ 99,141,281
                                                                      =============

                      16 | OPPENHEIMER EMERGING GROWTH FUND

--------------------------------------------------------------------------------
Net Asset Value Per Share
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$59,396,398 and 5,766,332 shares of beneficial interest outstanding)      $10.30
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                  $10.93
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $20,519,828 and 2,041,758 shares of beneficial interest
outstanding)                                                              $10.05
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $13,887,172 and 1,380,244 shares of beneficial interest
outstanding)                                                              $10.06
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,424,566 and 237,526 shares of beneficial interest
outstanding)                                                              $10.21
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $2,913,317 and 279,342 shares of beneficial interest
outstanding)                                                              $10.43

See accompanying Notes to Financial Statements.

                      17 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------

Dividends (net of foreign withholding taxes of $621)                   $    96,654
-----------------------------------------------------------------------------------
Interest                                                                    20,022
                                                                       ------------
Total investment income                                                    116,676

-----------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------
Management fees                                                            479,700
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                     66,802
Class B                                                                    105,056
Class C                                                                     66,240
Class N                                                                      5,598
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    107,197
Class B                                                                     71,554
Class C                                                                     33,491
Class N                                                                      5,469
Class Y                                                                         46
-----------------------------------------------------------------------------------
Shareholder reports                                                         52,953
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                  5,510
-----------------------------------------------------------------------------------
Trustees' compensation                                                       2,365
-----------------------------------------------------------------------------------
Other                                                                       15,612
                                                                       ------------
Total expenses                                                           1,017,593
Less reduction to custodian expenses                                          (268)
Less voluntary waiver of transfer and shareholder servicing
  agent fees--Class A                                                      (12,869)
Less voluntary waiver of transfer and shareholder servicing
  agent fees--Class B                                                      (40,654)
Less voluntary waiver of transfer and shareholder servicing
  agent fees--Class C                                                      (11,916)
Less voluntary waiver of transfer and shareholder servicing
  agent fees--Class N                                                       (1,619)
                                                                       ------------
Net expenses                                                               950,267

-----------------------------------------------------------------------------------
Net Investment Loss                                                       (833,591)

-----------------------------------------------------------------------------------
Realized and Unrealized Gain
-----------------------------------------------------------------------------------
Net realized gain on investments                                         5,534,053
-----------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                    23,236,139

-----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                   $27,936,601
                                                                       ============

See accompanying Notes to Financial Statements.

                      18 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Year Ended October 31,                                         2003          2002
-----------------------------------------------------------------------------------
Operations
-----------------------------------------------------------------------------------

Net investment loss                                      $  (833,591)  $  (564,932)
-----------------------------------------------------------------------------------
Net realized gain (loss)                                   5,534,053   (10,327,183)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)      23,236,139    (4,009,696)
                                                         --------------------------
Net increase (decrease) in net assets resulting
  from operations                                         27,936,601   (14,901,811)

-----------------------------------------------------------------------------------
Beneficial Interest Transactions
-----------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                   23,540,294     9,052,385
Class B                                                    8,157,568     5,795,703
Class C                                                    5,135,955     3,538,108
Class N                                                    1,182,442       794,048
Class Y                                                    1,354,893       675,716

-----------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------
Total increase                                            67,307,753     4,954,149
-----------------------------------------------------------------------------------
Beginning of period                                       31,833,528    26,879,379
                                                         --------------------------
End of period [including accumulated net investment
loss of $1,695 and $830, respectively]                   $99,141,281   $31,833,528
                                                         ==========================

See accompanying Notes to Financial Statements.

                      19 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Class A      Year Ended October 31,                         2003      2002      2001 1
--------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------

Net asset value, beginning of period                      $ 5.84     $8.45    $10.00
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.08)     (.10)     (.03)
Net realized and unrealized gain (loss)                     4.54     (2.51)    (1.49)
                                                          ----------------------------
Total from investment operations                            4.46     (2.61)    (1.52)
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --        --      (.03)
--------------------------------------------------------------------------------------
Net asset value, end of period                            $10.30     $5.84    $ 8.45
                                                          ============================

--------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         76.37%   (30.89)%  (15.22)%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $59,396   $19,310   $20,392
--------------------------------------------------------------------------------------
Average net assets (in thousands)                        $28,386   $24,497   $16,941
--------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (1.48)%   (1.35)%   (0.57)%
Total expenses                                              1.77%     1.85%     1.58%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                             1.72%     1.78%      N/A 4
--------------------------------------------------------------------------------------
Portfolio turnover rate                                      204%      263%      214%

1. For the period from November 1, 2000 (commencement of operations) to October
31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                      20 | OPPENHEIMER EMERGING GROWTH FUND

Class B      Year Ended October 31,                         2003       2002      2001 1
--------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------

Net asset value, beginning of period                      $ 5.74     $8.38    $10.00
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.09)     (.12)     (.07)
Net realized and unrealized gain (loss)                     4.40     (2.52)    (1.52)
                                                          ----------------------------
Total from investment operations                            4.31     (2.64)    (1.59)
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --        --      (.03)
--------------------------------------------------------------------------------------
Net asset value, end of period                            $10.05     $5.74    $ 8.38
                                                          ============================

--------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         75.09%   (31.50)%  (15.96)%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $20,520    $6,395    $3,866
--------------------------------------------------------------------------------------
Average net assets (in thousands)                        $10,544    $6,979    $2,256
--------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (2.20)%   (2.22)%   (1.78)%
Total expenses                                              2.83%     2.74%     2.47%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                             2.44%     2.67%      N/A 4
--------------------------------------------------------------------------------------
Portfolio turnover rate                                      204%      263%      214%

1. For the period from November 1, 2000 (commencement of operations) to
October 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                      21 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

Class C      Year Ended October 31,                         2003      2002      2001 1
--------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------

Net asset value, beginning of period                      $ 5.75     $8.39    $10.00
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.11)     (.08)     (.04)
Net realized and unrealized gain (loss)                     4.42     (2.56)    (1.54)
                                                          ----------------------------
Total from investment operations                            4.31     (2.64)    (1.58)
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --        --      (.03)
--------------------------------------------------------------------------------------
Net asset value, end of period                            $10.06     $5.75    $ 8.39
                                                          ============================

--------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         74.96%   (31.47)%  (15.88)%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $13,887    $4,877    $2,356
--------------------------------------------------------------------------------------
Average net assets (in thousands)                        $ 6,649    $3,061    $1,022
--------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (2.22)%   (2.25)%   (1.76)%
Total expenses                                              2.65%     2.72%     2.46%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                             2.47%     2.65%      N/A 4
--------------------------------------------------------------------------------------
Portfolio turnover rate                                      204%      263%      214%

1. For the period from November 1, 2000 (commencement of operations) to October
31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                      22 | OPPENHEIMER EMERGING GROWTH FUND

Class N      Year Ended October 31,                         2003      2002      2001 1
--------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------

Net asset value, beginning of period                      $ 5.81     $8.43     $8.28
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.10)     (.08)     (.05)
Net realized and unrealized gain (loss)                     4.50     (2.54)      .20
                                                          ----------------------------
Total from investment operations                            4.40     (2.62)      .15
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --        --        --
--------------------------------------------------------------------------------------
Net asset value, end of period                            $10.21     $5.81     $8.43
                                                          ============================

--------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         75.73%   (31.08)%    1.81%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $2,425      $594       $34
--------------------------------------------------------------------------------------
Average net assets (in thousands)                         $1,125      $412       $16
--------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (1.76)%   (1.63)%   (1.69)%
Total expenses                                              2.14%     2.18%     2.03%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                             2.00%     2.11%      N/A 4
--------------------------------------------------------------------------------------
Portfolio turnover rate                                      204%      263%      214%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                      23 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

Class  Y      Year Ended October 31,                        2003      2002      2001 1
--------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------

Net asset value, beginning of period                      $ 5.88     $8.47    $10.00
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                (.09)     (.08)      .02
Net realized and unrealized gain (loss)                     4.64     (2.51)    (1.51)
                                                          ----------------------------
Total from investment operations                            4.55     (2.59)    (1.49)
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --        --      (.04)
--------------------------------------------------------------------------------------
Net asset value, end of period                            $10.43     $5.88    $ 8.47
                                                          ============================

--------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         77.38%   (30.58)%  (14.99)%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $2,913      $657      $232
--------------------------------------------------------------------------------------
Average net assets (in thousands)                         $1,449      $532      $ 30
--------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (0.92)%   (0.84)%   (0.97)%
Total expenses                                              1.15%     1.48%     3.87%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                              N/A 4    1.29%     1.28%
--------------------------------------------------------------------------------------
Portfolio turnover rate                                      204%      263%      214%

1. For the period from November 1, 2000 (commencement of operations) to October
31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                      24 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Emerging Growth Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The
Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
Retirement plans that offer Class N shares may impose charges on those accounts.
Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities)
for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of
Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Foreign Currency Translation. The Fund's accounting records are maintained in
U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

                      25 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             Net Unrealized
                                                               Appreciation
                                                           Based on Cost of
                                                             Securities and
        Undistributed   Undistributed       Accumulated   Other Investments
        Net Investment      Long-Term              Loss  for Federal Income
        Income                   Gain  Carryforward 1,2        Tax Purposes
        -------------------------------------------------------------------
        $--                       $--        $9,570,101         $20,887,787

1. As of October 31, 2003, the Fund had $9,570,101 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2003, details of the capital loss carryforward were as follows:

                              Expiring
                              ----------------------
                              2010         9,570,101

2. During the fiscal year October 31, 2003, the Fund utilized $5,140,037 of capital loss carryforward to offset capital gains realized in that fiscal year.
During the fiscal year October 31, 2002, the Fund did not utilize any capital loss carryforwards.

                      26 | OPPENHEIMER EMERGING GROWTH FUND

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2003. Net assets of the
Fund were unaffected by the reclassifications.

                 From          To (From)                            Net
                 Ordinary   Capital Gain     Tax Return      Investment
                 Loss             (Loss)     of Capital            Loss
                 ------------------------------------------------------
                 $832,726            $--            $--        $839,268

No distributions were paid during the years ended October 31, 2003 and October
31, 2002.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities
                 and other investments           $77,498,819
                                                 ===========

                 Gross unrealized appreciation   $22,398,904
                 Gross unrealized depreciation    (1,511,117)
                                                 -----------
                 Net unrealized appreciation     $20,887,787
                                                 ===========

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October
31, 2003, the Fund's projected benefit obligations were increased by $923 and payments of $59 were made to retired trustees, resulting in an accumulated liability of $1,694 as of October 31, 2003.
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

                      27 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                         Year Ended October 31, 2003   Year Ended October 31, 2002
                                Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------
Class A

Sold                         6,075,182   $51,242,510      3,152,945    $26,194,011
Redeemed                    (3,613,483)  (27,702,216)    (2,260,696)   (17,141,626)
                            -------------------------------------------------------
Net increase                 2,461,699   $23,540,294        892,249    $ 9,052,385
                            =======================================================

-----------------------------------------------------------------------------------
Class B
Sold                         1,756,252   $14,456,517      1,439,747    $11,365,085
Redeemed                      (828,442)   (6,298,949)      (787,181)    (5,569,382)
                            -------------------------------------------------------
Net increase                   927,810   $ 8,157,568        652,566    $ 5,795,703
                            =======================================================

-----------------------------------------------------------------------------------
Class C
Sold                         1,820,923   $15,186,788      1,063,885    $ 7,600,986
Redeemed                    (1,289,240)  (10,050,833)      (496,262)    (4,062,878)
                            -------------------------------------------------------
Net increase                   531,683   $ 5,135,955        567,623    $ 3,538,108
                            =======================================================

-----------------------------------------------------------------------------------
Class N
Sold                           264,715   $ 2,110,308        196,949    $ 1,522,929
Redeemed                      (129,515)     (927,866)       (98,624)      (728,881)
                            -------------------------------------------------------
Net increase                   135,200   $ 1,182,442         98,325    $   794,048
                            =======================================================

                      28 | OPPENHEIMER EMERGING GROWTH FUND

                         Year Ended October 31, 2003   Year Ended October 31, 2002
                                Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------
Class Y

Sold                           274,183  $  2,217,398        129,755   $  1,009,456
Redeemed                      (106,636)     (862,505)       (45,335)      (333,740)
                            -------------------------------------------------------
Net increase                   167,547  $  1,354,893         84,420   $    675,716
                            =======================================================

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2003, were
$138,540,850 and $99,572,605, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the first $500 million of average annual net assets;
0.90% of the next $500 million; and 0.85% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended October 31, 2003, the Fund paid
$145,703 to OFS for services to the Fund.
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The
Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes.
This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                 Aggregate        Class A    Concessions    Concessions    Concessions    Concessions
                 Front-End      Front-End     on Class A     on Class B     on Class C     on Class N
             Sales Charges  Sales Charges         Shares         Shares         Shares         Shares
                on Class A    Retained by    Advanced by    Advanced by    Advanced by    Advanced by
Year Ended          Shares    Distributor  Distributor 1  Distributor 1  Distributor 1  Distributor 1
-----------------------------------------------------------------------------------------------------

October 31, 2003  $314,446        $84,802         $8,149       $186,107        $54,496         $8,598

1. The Distributor advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                      29 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
                            Class A        Class B        Class C        Class N
                         Contingent     Contingent     Contingent     Contingent
                           Deferred       Deferred       Deferred       Deferred
                      Sales Charges  Sales Charges  Sales Charges  Sales Charges
                        Retained by    Retained by    Retained by    Retained by
Year Ended              Distributor    Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
October 31, 2003                $--        $25,525         $1,327         $5,266

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. For the year ended October 31, 2003, expense under the Class A Plan totaled $66,802, all of which were paid by the Distributor to recipients, which included $95 retained by the Distributor and $5,250 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the year ended October 31, 2003, were as follows:

                                                                   Distributor's
                                                    Distributor's      Aggregate
                                                        Aggregate  Uncompensated
                                                    Uncompensated  Expenses as %
                   Total Expenses  Amount Retained       Expenses  of Net Assets
                       Under Plan   by Distributor     Under Plan       of Class
--------------------------------------------------------------------------------
Class B Plan             $105,056          $75,815       $243,456          1.19%
Class C Plan               66,240           27,667         90,836          0.65
Class N Plan                5,598            4,436         15,443          0.64

--------------------------------------------------------------------------------
5. Illiquid or Restricted Securities
As of October 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the
Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than
15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified

                      30 | OPPENHEIMER EMERGING GROWTH FUND

institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of October
31, 2003 was $1,011,333, which represents 1.02% of the Fund's net assets, all of which was considered restricted. Information concerning restricted securities is as follows:

                                                                              Unrealized
                                 Acquisition             Valuation as of    Appreciation
Security                               Dates     Cost   October 31, 2003  (Depreciation)
----------------------------------------------------------------------------------------
Stocks and/or Warrants

Bio-Imaging Technologies, Inc.       9/12/03 $758,275           $631,009      $(127,266)
Discovery Laboratories, Inc. Wts.,
Exp. 9/20/10                         6/18/03       --             31,199         31,199
DOV Pharmaceutical, Inc.             9/19/03  514,391            349,125       (165,266)

--------------------------------------------------------------------------------
6. Borrowing and Lending Arrangements
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the year ended or at October 31, 2003.

                                   Appendix A

                               Industry Classifications

Aerospace & Defense                    Household Products
Air Freight & Couriers                 Industrial Conglomerates
Airlines                                   Insurance
Auto Components                            Internet & Catalog Retail
Automobiles                                Internet Software & Services
Beverages                                  IT Services
Biotechnology                              Leisure Equipment & Products
Building Products                          Machinery
Chemicals                                  Marine
Consumer Finance                           Media
Commercial Banks                           Metals & Mining
Commercial Services & Supplies         Multiline Retail
Communications Equipment                   Multi-Utilities
Computers & Peripherals                Office Electronics
Construction & Engineering             Oil & Gas
Construction Materials                     Paper & Forest Products
Containers & Packaging                 Personal Products
Distributors                               Pharmaceuticals
Diversified Financial Services             Real Estate
Diversified Telecommunication Services     Road & Rail
Electric Utilities                         Semiconductors and
                                               Semiconductor Equipment
Electrical Equipment                       Software
Electronic Equipment & Instruments     Specialty Retail
Energy Equipment & Services            Textiles, Apparel & Luxury Goods
Food & Staples Retailing               Thrifts & Mortgage Finance
Food Products                              Tobacco
Gas Utilities                              Trading Companies & Distributors
Health Care Equipment & Supplies       Transportation Infrastructure
Health Care Providers & Services       Water Utilities
Hotels Restaurants & Leisure           Wireless Telecommunication Services
Household Durables

                                                    Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

     In certain  cases,  the initial  sales  charge that applies to purchases of
     Class A shares2 of the Oppenheimer  funds or the contingent  deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3
     That  is  because  of  the   economies   of  sales   efforts   realized  by
     OppenheimerFunds  Distributor,  Inc.,  (referred to in this document as the
     "Distributor"),  or by dealers or other financial  institutions  that offer those shares to certain classes of investors.

     Not all  waivers  apply to all funds.  For  example,  waivers  relating  to
     Retirement  Plans do not  apply to  Oppenheimer  municipal  funds,  because shares of those  funds are not  available  for  purchase by or on behalf of retirement  plans.  Other  waivers  apply only to  shareholders  of certain funds.

For the  purposes  of some of the  waivers  described  below and in the  Prospectus  and  Statement  of  Additional
Information  of the applicable  Oppenheimer  funds,  the term  "Retirement  Plan" refers to the following  types of plans:

1)  plans qualified under Sections 401(a) or 401(k) of the Internal
    Revenue Code,
2)  non-qualified deferred compensation plans,
3)  employee benefit plans 4
4)  Group Retirement Plans 5
5)  403(b)(7) custodial plan accounts
6)  Individual  Retirement  Accounts  ("IRAs"),  including  traditional
    IRAs,  Roth IRAs,  SEP-IRAs, SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
     Distributor  or the transfer  agent  (referred  to in this  document as the
     "Transfer  Agent") of the particular  Oppenheimer  fund.  These waivers and special  arrangements  may  be  amended  or  terminated  at any  time  by a particular fund, the Distributor,  and/or OppenheimerFunds,  Inc. (referred to in this document as the "Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

     I.  Applicability  of Class A Contingent  Deferred Sales Charges in Certain
         Cases

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
     Initial Sales Charge but May Be Subject to the Class A Contingent  Deferred
     Sales Charge (unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under  "Class A  Contingent  Deferred  Sales  Charge."6  This waiver provision applies to:

     |_| Purchases of Class A shares aggregating $1 million or more.

     |_| Purchases of Class A shares by a Retirement  Plan that was permitted to purchase  such  shares  at net  asset  value but  subject  to a  contingent deferred  sales charge prior to March 1, 2001.  That included  plans (other than IRA or 403(b)(7)  Custodial  Plans)  that:  1) bought  shares  costing
     $500,000  or more,  2) had at the  time of  purchase  100 or more  eligible employees or total plan assets of $500,000 or more,  or 3) certified to the
     Distributor  that it projects to have annual plan  purchases of $200,000 or more.

     |_|  Purchases  by  an  OppenheimerFunds-sponsored  Rollover  IRA,  if  the purchases  are  made:  1)  through  a broker,  dealer,  bank or  registered investment adviser that has made special  arrangements with the Distributor for those  purchases,  or 2) by a direct rollover of a distribution  from a qualified  Retirement  Plan if the  administrator  of that  Plan  has  made special arrangements with the Distributor for those purchases.

     |_|  Purchases of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:
     1) The record  keeping is  performed by Merrill  Lynch Pierce  Fenner &
     Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement
     Plan.  On the  date the  plan  sponsor  signs  the  record-keeping  service agreement with Merrill Lynch,  the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by
     Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service  Agreement  between  Merrill  Lynch and the  mutual  fund's principal  underwriter or distributor,  and (b) funds advised or managed by
     MLIM (the funds  described  in (a) and (b) are  referred to as  "Applicable
     Investments").
     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record  keeper whose  services  are provided  under a contract or arrangement  between the Retirement  Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping  service  agreement with
     Merrill  Lynch,  the  Plan  must  have $3  million  or  more of its  assets
     (excluding  assets  invested in money market funds)  invested in Applicable
     Investments.
     3) The record  keeping  for a  Retirement  Plan is handled  under a service agreement  with Merrill  Lynch and on the date the plan sponsor  signs that agreement,  the Plan has 500 or more eligible  employees (as  determined by the Merrill Lynch plan conversion manager).

Waivers of Class A Sales Charges of Oppenheimer Funds

     A. Waivers of Initial and  Contingent  Deferred  Sales  Charges for Certain
     Purchasers.

     Class A shares purchased by the following  investors are not subject to any
     Class A sales charges (and no  concessions  are paid by the  Distributor on such purchases):
     |_| The Manager or its affiliates.

     |_| Present or former  officers,  directors,  trustees and  employees  (and their  "immediate  families") of the Fund, the Manager and its  affiliates, and  retirement  plans  established by them for their  employees.  The term
     "immediate  family"  refers  to  one's  spouse,  children,   grandchildren,
     grandparents,  parents,  parents-in-law,  brothers and  sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts, uncles, nieces and nephews;  relatives  by virtue of a  remarriage  (step-children, step-parents, etc.) are included.

     |_| Registered  management  investment  companies,  or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

     |_| Dealers or brokers that have a sales agreement with the Distributor, if they  purchase  shares for their own accounts or for  retirement  plans for their employees.

     |_| Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales  arrangements  with such dealers or brokers (and which are identified as such to the  Distributor)  or with the  Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's  own account (or for the benefit of such employee's  spouse or minor children).

     |_| Dealers,  brokers,  banks or registered  investment  advisors that have entered into an agreement with the Distributor  providing  specifically for the use of  shares  of the  Fund in  particular  investment  products  made available to their clients.  Those clients may be charged a transaction fee by their dealer,  broker,  bank or advisor for the purchase or sale of Fund shares.

     |_|  Investment  advisors and  financial  planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting  or other fee for their  services  and buy  shares for their own accounts or the accounts of their clients.

     |_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     |_| Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase  shares  without sales charge but only if their  accounts  are  linked  to a master  account  of their  investment advisor or financial planner on the books and records of the broker,  agent or financial  intermediary with which the Distributor has made such special arrangements . Each of these  investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

     |_| Directors,  trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.

     |_|  Accounts  for which  Oppenheimer  Capital  (or its  successor)  is the investment  advisor (the Distributor  must be advised of this  arrangement)
     and persons who are  directors or trustees of the company or trust which is the beneficial owner of such accounts.

     |_| A unit investment trust that has entered into an appropriate  agreement with the Distributor.

     |_| Dealers,  brokers,  banks, or registered  investment advisers that have entered into an agreement  with the  Distributor  to sell shares to defined contribution  employee  retirement  plans for which the  dealer,  broker or investment adviser provides administration services.

     Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified  or created  under sections  401(a),  401(k),  403(b) or 457 of the Internal Revenue Code), in
     each case if those  purchases  are made  through  a broker,  agent or other
     financial   intermediary  that  has  made  special  arrangements  with  the
     Distributor for those purchases.

     |_| A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest for Value
Advisors)  whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the  termination of the Class B and Class C TRAC-2000 program on November 24, 1995.

     |_| A qualified  Retirement  Plan that had agreed with the former Quest for
Value Advisors to purchase  shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through  DCXchange,  a sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

     B.  Waivers of Initial and  Contingent  Deferred  Sales  Charges in Certain
     Transactions.

     Class A shares  issued or purchased in the following  transactions  are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     |_|  Shares  issued  in plans of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.

     |_|  Shares   purchased   by  the   reinvestment   of  dividends  or  other
     distributions  reinvested from the Fund or other  Oppenheimer  funds (other than  Oppenheimer  Cash  Reserves)  or unit  investment  trusts  for  which reinvestment arrangements have been made with the Distributor.

     |_|  Shares  purchased  through a  broker-dealer  that has  entered  into a special  agreement with the Distributor to allow the broker's  customers to purchase  and pay for shares of  Oppenheimer  funds  using the  proceeds of shares  redeemed in the prior 30 days from a mutual fund (other than a fund managed  by the  Manager  or any of its  subsidiaries)  on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares  purchased  by  exchange of shares of  Oppenheimer  Money
     Market Fund,  Inc. that were  purchased  and paid for in this manner.  This waiver must be requested  when the  purchase  order is placed for shares of the Fund, and the Distributor  may require  evidence of  qualification  for this waiver.

     |_| Shares  purchased with the proceeds of maturing  principal units of any
     Qualified Unit Investment Liquid Trust Series.

     |_|  Shares   purchased  by  the  reinvestment  of  loan  repayments  by  a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

     C.  Waivers of the Class A  Contingent  Deferred  Sales  Charge for Certain
     Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would  otherwise  be subject to the  contingent  deferred  sales charge are redeemed in the following cases:

     |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

     |_|  Involuntary  redemptions  of shares by operation of law or involuntary redemptions of small accounts  (please refer to "Shareholder  Account Rules and Policies," in the applicable fund Prospectus).

     |_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
     Code) of the participant

     or beneficiary.  The death or disability must occur after the participant's account was established.

     2) To return excess contributions.

     3) To return contributions made due to a mistake of fact.

     4) Hardship withdrawals, as defined in the plan. 7

     5) Under a Qualified  Domestic  Relations Order, as defined in the Internal
     Revenue Code, or, in the case of an IRA, a divorce or separation  agreement described in Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
     Code.

     7) To make "substantially  equal periodic payments" as described in Section
     72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.

     9) Separation from service.8

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
     (other than a fund managed by the Manager or a  subsidiary  of the Manager)
     if the plan has made special arrangements with the Distributor.

     11) Plan  termination  or  "in-service  distributions,"  if the  redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

     |_| For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special  agreement with the  Distributor  allowing this waiver.

     |_| For  distributions  from retirement plans that have $10 million or more in plan  assets and that have  entered  into a special  agreement  with the
     Distributor.

     |_| For distributions  from retirement plans which are part of a retirement
     plan  product  or  platform  offered  by  certain  banks,   broker-dealers,
     financial  advisors,  insurance  companies  or record  keepers  which  have entered into a special agreement with the Distributor.

     III.  Waivers of Class B, Class C and Class N Sales Charges of  Oppenheimer
     Funds

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

     The Class B, Class C and Class N contingent  deferred sales charges will be waived for redemptions of shares in the following cases:

     |_| Shares redeemed  involuntarily,  as described in  "Shareholder  Account
     Rules and Policies," in the applicable Prospectus.

     |_|  Redemptions  from accounts other than  Retirement  Plans following the death  or  disability  of the  last  surviving  shareholder.  The  death or disability  must have occurred after the account was  established,  and for disability you must provide  evidence of a  determination  of disability by the Social Security Administration.

     |_|  The  contingent  deferred  sales  charges  are  generally  not  waived following  the death or  disability  of a grantor  or  trustee  for a trust account.  The contingent  deferred sales charges will only be waived in the limited  case of the death of the trustee of a grantor  trust or  revocable living trust for which the trustee is also the sole beneficiary.  The death or disability must have occurred after the account was established, and for disability you must provide  evidence of a  determination  of disability by the Social Security Administration.

     |_|  Distributions  from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

     |_|  Redemptions  of Class B shares held by Retirement  Plans whose records are  maintained  on  a  daily  valuation  basis  by  Merrill  Lynch  or  an independent record keeper under a contract with Merrill Lynch.

     |_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of  financial  institutions  that have  entered  into a
     special arrangement with the Distributor for this purpose.  |_| Redemptions
     requested in writing by a  Retirement  Plan sponsor of Class C shares of an
     Oppenheimer  fund in  amounts  of  $500,000  or more and made  more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption  proceeds  are  invested  in  Class  N  shares  of one  or  more
     Oppenheimer funds.

     |_|  Distributions9  from Retirement  Plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
     Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.

     2) To return excess contributions made to a participant's account.

     3) To return contributions made due to a mistake of fact.

     4) To make hardship withdrawals, as defined in the plan. 10

     5) To make  distributions  required  under a Qualified  Domestic  Relations
     Order  or,  in the  case of an  IRA,  a  divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
     Code.

     7) To make "substantially  equal periodic payments" as described in Section
     72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.11

     9) On account of the participant's separation from service.12

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
     (other than a fund managed by the Manager or a  subsidiary  of the Manager)
     offered as an investment  option in a Retirement  Plan if the plan has made special arrangements with the Distributor.

     11)  Distributions  made on account of a plan  termination or  "in-service"
     distributions,  if the  redemption  proceeds are rolled over directly to an
     OppenheimerFunds-sponsored IRA.

     12) For  distributions  from a  participant's  account  under an  Automatic
     Withdrawal  Plan after the  participant  reaches age 59 1/2, as long as the aggregate value of the  distributions  does not exceed 10% of the account's value, adjusted annually.

     13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account  other  than a  Retirement  Plan,  if the  aggregate  value  of the redeemed  shares  does not  exceed  10% of the  account's  value,  adjusted annually.

     14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special arrangement with the Distributor  allowing this waiver.

     Redemptions  of  Class B  shares  or  Class C  shares  under  an  Automatic
     Withdrawal  Plan  from  an  account  other  than a  Retirement  Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

     The contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

     |_| Shares sold to the Manager or its affiliates.

     |_| Shares sold to registered  management  investment companies or separate accounts of insurance companies having an agreement with the Manager or the
     Distributor for that purpose.

     |_| Shares issued in plans of reorganization to which the Fund is a party.

     |_| Shares  sold to  present or former  officers,  directors,  trustees  or employees (and their "immediate families" as defined above in Section I.A.)
     of  the  Fund,  the  Manager  and  its  affiliates  and  retirement   plans
     established by them for their employees.

     IV.  Special  Sales  Charge   Arrangements   for  Shareholders  of  Certain
     Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

     The initial and  contingent  deferred  sales  charge  rates and waivers for
     Class  A,  Class B and  Class  C  shares  described  in the  Prospectus  or
     Statement of Additional  Information of the Oppenheimer  funds are modified as described below for certain persons who were  shareholders of the former
     Quest  for  Value  Funds.  To be  eligible,  those  persons  must have been shareholders on November 24, 1995, when  OppenheimerFunds,  Inc. became the investment  advisor to those  former  Quest for Value  Funds.  Those  funds include:

Oppenheimer Quest Value Fund, Inc.         Oppenheimer Small Cap Value Fund
Oppenheimer Quest Balanced Value Fund      Oppenheimer Quest International
                                                   Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

Quest for Value U.S. Government Income Fund
Quest for Value New York Tax-Exempt Fund
Quest for Value Investment Quality Income Fund
Quest for Value National Tax-Exempt Fund
Quest for Value Global Income Fund
Quest for Value California Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

     |_|  acquired by such  shareholder  pursuant to an exchange of shares of an
     Oppenheimer fund that was one of the Former Quest for Value Funds, or

     |_|  purchased  by such  shareholder  by  exchange  of  shares  of  another
     Oppenheimer  fund that were  acquired  pursuant to the merger of any of the
     Former Quest for Value Funds into that other  Oppenheimer  fund on November
     24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

     |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
     Value Funds Shareholders.

     Purchases by Groups and  Associations.  The following  table sets forth the initial  sales  charge  rates for Class A shares  purchased  by  members of
     "Associations"   formed  for  any  purpose   other  than  the  purchase  of
     securities.  The rates in the  table  apply if that  Association  purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

Number  of  Eligible  Employees  Initial  Sales  Charge as a  Initial  Sales  Charge as a % of  Concession  as  % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                       2.50%                        2.56%                             2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than  2.00%                        2.04%                             1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------
For purchases by Associations  having 50 or more eligible  employees or members, there is no  initial  sales  charge on  purchases  of Class A shares,  but those shares are subject to the Class A contingent  deferred sales charge described in the applicable fund's Prospectus.

     Purchases made under this  arrangement  qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation  described in the applicable  fund's  Prospectus  and Statement of Additional  Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members  of  Associations  also may  purchase  shares  for their  individual  or custodial  accounts at these  reduced  sales charge  rates,  upon request to the
Distributor.

     |X|  Waiver of Class A Sales  Charges  for  Certain  Shareholders.  Class A
shares  purchased  by the  following  investors  are not  subject to any Class A initial or contingent deferred sales charges:

     o Shareholders who were shareholders of the AMA Family of Funds on February
28, 1991 and who  acquired  shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

     o  Shareholders  who acquired  shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

     |X|  Waiver  of  Class  A  Contingent  Deferred  Sales  Charge  in  Certain
Transactions.  The Class A  contingent  deferred  sales charge will not apply to redemptions  of Class A shares  purchased by the  following  investors  who were shareholders of any Former Quest for Value Fund:

     Investors  who  purchased  Class A shares  from a dealer that is or was not permitted  to receive a sales load or  redemption  fee imposed on a  shareholder with  whom  that  dealer  has  a  fiduciary  relationship,  under  the  Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

     |X| Waivers for Redemptions of Shares  Purchased Prior to March 6, 1995. In
     the following  cases,  the contingent  deferred sales charge will be waived for  redemptions  of Class A,  Class B or Class C shares of an  Oppenheimer fund.  The shares must have been  acquired by the merger of a Former  Quest for Value Fund into the fund or by exchange from an  Oppenheimer  fund that was a Former  Quest for Value Fund or into which  such fund  merged.  Those shares must have been purchased prior to March 6, 1995 in connection with:

     |_|  withdrawals  under an  automatic  withdrawal  plan holding only either
     Class B or Class C shares if the annual  withdrawal  does not exceed 10% of the initial value of the account value, adjusted annually, and

     |_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the  required  minimum  value of such accounts.

     |X| Waivers for  Redemptions of Shares  Purchased on or After March 6, 1995
     but Prior to November 24, 1995.  In the  following  cases,  the  contingent deferred sales charge will be waived for redemptions of Class A, Class B or
     Class C shares of an  Oppenheimer  fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an  Oppenheimer  fund that was a Former  Quest For Value  Fund or into which such Former Quest for Value Fund merged.  Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:

     |_| redemptions following the death or disability of the shareholder(s) (as evidenced  by a  determination  of  total  disability  by the  U.S.  Social
     Security Administration);

     |_| withdrawals under an automatic withdrawal plan (but only for Class B or
     Class C shares)  where the  annual  withdrawals  do not  exceed  10% of the initial value of the account value; adjusted annually, and

     |_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the  account is less than the  required  minimum  account value.

     A shareholder's  account will be credited with the amount of any contingent deferred  sales charge paid on the redemption of any Class A, Class B or Class C shares of the  Oppenheimer  fund  described  in this section if the proceeds are invested  in the same Class of shares in that fund or another  Oppenheimer  fund within 90 days after  redemption.  V.  Special  Sales  Charge  Arrangements  for
Shareholders of Certain  Oppenheimer  Funds Who Were Shareholders of Connecticut
Mutual Investment Accounts, Inc.

     The initial and contingent deferred sale charge rates and waivers for Class
     A and  Class B  shares  described  in the  respective  Prospectus  (or this
     Appendix)  of the  following  Oppenheimer  funds  (each is referred to as a
     "Fund" in this section):

     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund

     are  modified  as  described  below for those  Fund  shareholders  who were shareholders of the following funds (referred to as the "Former Connecticut
     Mutual Funds") on March 1, 1996,  when  OppenheimerFunds,  Inc.  became the investment  adviser to the Former  Connecticut  Mutual  Funds:  Connecticut
     Mutual Liquid Account  Connecticut Mutual Total Return Account  Connecticut
     Mutual  Government  Securities  Account CMIA LifeSpan Capital  Appreciation
     Account  Connecticut  Mutual Income Account CMIA LifeSpan  Balanced Account
     Connecticut Mutual Growth Account CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

     |X| Class A Contingent  Deferred Sales Charge.  Certain  shareholders  of a
Fund and the other Former  Connecticut  Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial  sales  charge,  but subject to the Class A  contingent  deferred  sales charge that was in effect  prior to March 18,  1996 (the "prior  Class A CDSC").
Under the prior Class A CDSC,  if any of those  shares are  redeemed  within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current  market value or the original  purchase  price of the shares  sold,  whichever  is smaller  (in such  redemptions,  any shares not subject to the prior Class A CDSC will be redeemed first).

Those shareholders who are eligible for the prior Class A CDSC are:

     1) persons  whose  purchases  of Class A shares of a Fund and other  Former
     Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct  purchases  or  purchases  pursuant  to the  Fund's  policies  on
     Combined  Purchases or Rights of Accumulation,  who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and

     2) persons whose intended  purchases under a Statement of Intention entered into prior to March 18, 1996,  with the former  general  distributor of the
     Former  Connecticut  Mutual Funds to purchase  shares valued at $500,000 or more over a 13-month  period  entitled those persons to purchase  shares at net asset value without being subject to the Class A initial sales charge

     Any of the Class A shares of a Fund and the other Former Connecticut Mutual
Funds that were  purchased  at net asset value prior to March 18,  1996,  remain subject to the prior Class A CDSC, or if any additional  shares are purchased by those  shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

     |X| Class A Sales Charge Waivers.  Additional  Class A shares of a Fund may be purchased  without a sales charge,  by a person who was in one (or more)
     of the  categories  below and  acquired  Class A shares  prior to March 18,
     1996, and still holds Class A shares:

     1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former  Connecticut Mutual Funds totaled $500,000 or more,  including  investments  made  pursuant  to the  Combined  Purchases,
     Statement of Intention and Rights of Accumulation features available at the time of the initial  purchase and such  investment  is still held in one or more of the Former  Connecticut Mutual Funds or a Fund into which such Fund merged;

     2) any  participant  in a qualified  plan,  provided that the total initial amount  invested  by the plan in the Fund or any one or more of the  Former
     Connecticut Mutual Funds totaled $500,000 or more;

     3)  Directors  of the  Fund or any one or  more of the  Former  Connecticut
     Mutual Funds and members of their immediate families;

     4)  employee  benefit  plans  sponsored  by  Connecticut  Mutual  Financial
     Services,  L.L.C. ("CMFS"), the prior distributor of the Former Connecticut
     Mutual Funds, and its affiliated companies;

     5) one or more  members of a group of at least 1,000  persons  (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable  endeavor or other activity,  and the spouses and minor dependent children of such persons, pursuant to a marketing program between
     CMFS and such group; and

     6) an  institution  acting as a  fiduciary  on behalf of an  individual  or
     individuals,   if  such   institution  was  directly   compensated  by  the
     individual(s)  for  recommending  the purchase of the shares of the Fund or any  one or more of the  Former  Connecticut  Mutual  Funds,  provided  the institution had an agreement with CMFS.

     Purchases  of Class A shares  made  pursuant  to (1) and (2)  above  may be subject to the Class A CDSC of the Former  Connecticut  Mutual  Funds  described above.

     Additionally,  Class A shares  of a Fund may be  purchased  without a sales charge by any holder of a variable  annuity contract issued in New York State by
Connecticut  Mutual Life Insurance Company through the Panorama Separate Account which is beyond the  applicable  surrender  charge  period and which was used to fund a qualified plan, if that holder  exchanges the variable  annuity  contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

     In  addition  to the  waivers  set  forth  in the  Prospectus  and in  this
     Appendix,  above,  the contingent  deferred sales charge will be waived for redemptions  of Class A and Class B shares of a Fund and exchanges of Class
     A or Class B shares  of a Fund  into  Class A or Class B shares of a Former
     Connecticut  Mutual Fund provided that the Class A or Class B shares of the
     Fund to be redeemed or exchanged  were (i) acquired prior to March 18, 1996 or (ii) were  acquired  by  exchange  from an  Oppenheimer  fund that was a
     Former  Connecticut  Mutual Fund.  Additionally,  the shares of such Former
     Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

     1) by the estate of a deceased shareholder;

     2) upon the disability of a shareholder,  as defined in Section 72(m)(7) of the Internal Revenue Code;

     3) for retirement distributions (or loans) to participants or beneficiaries from  retirement  plans  qualified under Sections 401(a) or 403(b)(7)of the
     Code, or from IRAs,  deferred  compensation plans created under Section 457 of the Code, or other employee benefit plans;

     4) as  tax-free  returns  of excess  contributions  to such  retirement  or employee benefit plans;

     5) in  whole or in part,  in  connection  with  shares  sold to any  state, county, or city, or any instrumentality,  department,  authority, or agency thereof,  that is prohibited by  applicable  investment  laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

     6) in  connection  with  the  redemption  of  shares  of the  Fund due to a combination  with  another  investment  company  by  virtue  of  a  merger, acquisition or similar reorganization transaction;

     7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;

     8) in connection  with automatic  redemptions of Class A shares and Class B shares  in  certain  retirement  plan  accounts  pursuant  to an  Automatic
     Withdrawal  Plan but  limited  to no more  than 12% of the  original  value annually; or

     9) as  involuntary  redemptions  of shares by  operation  of law,  or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

     VI. Special Reduced Sales Charge for Former Shareholders of Advance America
     Funds, Inc.

     Shareholders  of  Oppenheimer   Municipal  Bond  Fund,   Oppenheimer   U.S.
     Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital
     Income Fund who acquired (and still hold) shares of those funds as a result of the  reorganization  of series of Advance America Funds, Inc. into those
     Oppenheimer  funds on  October  18,  1991,  and who held  shares of Advance
     America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

     VII.  Sales Charge  Waivers on  Purchases of Class M Shares of  Oppenheimer
     Convertible Securities Fund

     Oppenheimer  Convertible Securities Fund (referred to as the "Fund" in this section)  may sell Class M shares at net asset  value  without  any initial sales charge to the classes of investors  listed below who,  prior to March
     11,  1996,  owned  shares  of the  Fund's  then-existing  Class A and  were permitted to purchase those shares at net asset value without sales charge:
     |_| the  Manager  and its  affiliates,

     |_| present or former  officers,  directors,  trustees and  employees  (and their "immediate families" as defined in the Fund's Statement of Additional
     Information)  of the Fund, the Manager and its  affiliates,  and retirement plans  established by them or the prior investment  advisor of the Fund for their employees,

     |_|  registered  management  investment  companies or separate  accounts of insurance  companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,

     |_| dealers or brokers that have a sales agreement with the Distributor, if they  purchase  shares for their own accounts or for  retirement  plans for their employees,

     |_| employees and registered representatives (and their spouses) of dealers or brokers  described in the  preceding  section or financial  institutions that have entered  into sales  arrangements  with those  dealers or brokers
     (and  whose  identity  is  made  known  to the  Distributor)  or  with  the
     Distributor,  but only if the purchaser certifies to the Distributor at the time of  purchase  that  the  purchaser  meets  these  qualifications,

     |_| dealers,  brokers,  or registered  investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically  providing  for  the  use of  Class M  shares  of the  Fund in specific  investment  products  made  available to their  clients,  and

     |_| dealers,  brokers or  registered  investment  advisors that had entered into an agreement with the  Distributor or prior  distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer,  broker,  or investment  advisor provides  administrative services.

     1 In  accordance  with Rule 12b-1 of the  Investment  Company Act, the term
     "Independent  Trustees" in this Statement of Additional  Information refers to those Trustees who are not  "interested  persons" of the Fund and who do not have any direct or indirect  financial interest in the operation of the distribution plan or any agreement under the plan.

     2 Certain  waivers also apply to Class M shares of Oppenheimer  Convertible
     Securities Fund.

     3  In  the   case   of   Oppenheimer   Senior   Floating   Rate   Fund,   a
     continuously-offered  closed-end  fund,  references to contingent  deferred sales charges mean the Fund's Early  Withdrawal  Charges and  references to
     "redemptions" mean "repurchases" of shares.

     4 An "employee benefit plan" means any plan or arrangement,  whether or not it is  "qualified"  under the Internal  Revenue  Code,  under which Class N shares of an  Oppenheimer  fund or funds are  purchased  by a fiduciary  or other  administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings  accounts,  payroll  deduction plans or similar plans.  The fund  accounts  must  be  registered  in  the  name  of  the  fiduciary  or administrator  purchasing the shares for the benefit of participants in the plan.

     5 The term "Group  Retirement  Plan" means any  qualified or  non-qualified retirement  plan for  employees of a  corporation  or sole  proprietorship, members and employees of a partnership or  association  or other  organized group of persons (the members of which may include  other  groups),  if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs,  SARSEPs,  SIMPLE plans and 403(b) plans other than plans for public school  employees.  The term "Group  Retirement
     Plan" also includes qualified  retirement plans and non-qualified  deferred compensation  plans and IRAs that purchase shares of an Oppenheimer fund or funds  through  a single  investment  dealer,  broker  or  other  financial institution that has made special arrangements with the Distributor.

     6  However,  that  concession  will not be paid on  purchases  of shares in amounts of $1 million or more  (including any right of  accumulation)  by a
     Retirement Plan that pays for the purchase with the redemption  proceeds of
     Class C shares of one or more  Oppenheimer  funds held by the Plan for more than one year.

     7 This provision does not apply to IRAs.

     8 This  provision  does  not  apply  to  403(b)(7)  custodial  plans if the participant is less than age 55, nor to IRAs.

     9 The  distribution  must be  requested  prior to Plan  termination  or the elimination  of the  Oppenheimer  funds as an  investment  option under the
     Plan.

     10 This provision does not apply to IRAs.

     11 This provision does not apply to loans from  403(b)(7)  custodial  plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.

     12 This  provision  does not  apply  to  403(b)(7)  custodial  plans if the participant is less than age 55, nor to IRAs.

Oppenheimer Emerging Growth Fund

Internet Website
         www.oppenheimerfunds.com
         ------------------------

Investment Advisor

         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street-11th Floor
         New York, New York 10281-1008

Distributor

         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street-11th Floor
         New York, New York 10080

Transfer Agent
         OppenheimerFunds Services

         P.O. Box 5270
         Denver, Colorado 80217
         1.800.CALL OPP(225.5677)

Custodian Bank

         Citibank, N.A.
         111 Wall Street
         New York, New York 10005

Independent Auditors
         KPMG LLP

         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel

         Mayer, Brown, Rowe & Maw LLP
         1675 Broadway
         New York, New York 10019

1234

PX721.001.1203

                                         OPPENHEIMER EMERGING GROWTH FUND

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23. - Exhibits
-------------------

     (a)  Amended  and  Restated  Declaration  of Trust  dated  August 4,  2000:
Previously filed with the initial Registration Statement of Oppenheimer Emerging
Growth Fund (Reg. No.  333-44176) on August 21, 2000 and incorporated  herein by reference.

     (b) By-Laws:  Previously filed with the initial  Registration  Statement of
Oppenheimer  Emerging  Growth Fund (Reg.  No.  333-44176) on August 21, 2000 and
incorporated herein by reference.

     (c) (i)  Specimen  Class A Share  Certificate:  Previously  filed  with the initial  Registration  Statement of Oppenheimer  Emerging  Growth Fund (Reg. No.
333-44176) on August 21, 2000 and incorporated herein by reference.

     (ii) Specimen Class B Share Certificate:  Previously filed with the initial
Registration  Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176)
on August 21, 2000 and incorporated herein by reference.

     (iii) Specimen Class C Share Certificate: Previously filed with the initial
Registration  Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176)
on August 21, 2000 and incorporated herein by reference.

     (iv) Specimen Class N Share Certificate:  Previously filed with the initial
Registration  Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176)
on August 21, 2000 and incorporated herein by reference.

     (iv) Specimen Class Y Share Certificate:  Previously filed with the initial
Registration  Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176)
on August 21, 2000 and incorporated herein by reference.

   (d) (i) Form of Investment Advisory Agreement: Previously filed with initial Registration Statement of Oppenheimer Emerging Growth Fund
    (Reg. No. 333-44176) on August 21, 2000 and incorporated herein by reference.

     (ii) Amended and Restated  Investment  Advisory  Agreement  dated January 1,
2004: Filed herewith.

     (e) (i) Form of General Distributor's Agreement:  Previously filed with the initial  Registration  Statement of Oppenheimer  Emerging  Growth Fund (Reg. No.
333-44176) on August 21, 2000 and incorporated herein by reference.

     (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (iii)  Form of Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (iv)  Form of  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (v) Form of Trust Company Fund/SERV Purchase Agreement of  OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

     (vi)  Form  of  Trust   Company   Agency   Agreement  of   OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

     (f) Amended and Restated  Retirement  Plan for  Non-Interested  Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
No. 2-82590), 10/25/01, and incorporated herein by reference.

     (g) (i) Global Custodial  Services  Agreement dated July 15, 2003,  between
Registrant and Citibank, N.A.: Previously filed with the Pre-Effective Amendment
No. 1 to the Registration Statement of Oppenheimer  International Large-Cap Core
Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

     (ii) Amended and Restated  Foreign Custody Manager  Agreement dated May 31,
2001, as amended July 15, 2003, between Registrant and Citibank, N.A: Previously filed with the  Pre-Effective  Amendment No. 1 to the Registration  Statement of
Oppenheimer  International  Large-Cap Core Trust (Reg. No. 333-106014),  8/5/03,
and incorporated herein by reference.

(h)      Not applicable.

     (i) Opinion and Consent of Counsel dated October 31, 2000: Previously filed with  Registrant's  Pre-Effective  Amendment No. 3 (10/31/00)  and  incorporated herein by reference.

(j)      Independent Auditors' Consent: Filed herewith.

(k)      Not applicable.

     (l) Investment Letter dated October 19, 2000 from OppenheimerFunds, Inc. to
Registrant:  Previously filed with  Registrant's  Pre-Effective  Amendment No. 2
(10/24/00) and incorporated herein by reference.

     (m) (i)  Form of  Service  Plan and  Agreement  for  Class A  shares  dated
November 1, 2000:  Previously filed with the initial  Registration  Statement of
Oppenheimer  Emerging  Growth Fund (Reg.  No.  333-44176) on August 21, 2000 and
incorporated herein by reference.

     (ii) Form of Distribution and Service Plan and Agreement for Class B shares
November 1, 2000:  Previously filed with the initial  Registration  Statement of
Oppenheimer  Emerging  Growth Fund (Reg.  No.  333-44176) on August 21, 2000 and
incorporated herein by reference.

     (iii) Form of  Distribution  and  Service  Plan and  Agreement  for Class C
shares  November  1,  2000:  Previously  filed  with  the  initial  Registration
Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176) on August 21,
2000 and incorporated herein by reference.

     (iv) Form of Distribution and Service Plan and Agreement for Class N shares
October 12, 2000:  Previously filed with the initial  Registration  Statement of
Oppenheimer  Emerging  Growth Fund (Reg.  No.  333-44176) on August 21, 2000 and
incorporated herein by reference.

     (n) Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated through
10/22/03:   Previously  filed  with  Post-Effective  Amendment  No.  11  to  the
Registration  Statement  of  Oppenheimer  Senior  Floating  Rate Fund (Reg.  No.
333-82579), 11/17/03, and incorporated herein by reference.

     (o) (i)  Powers  of  Attorney  for  all  Trustees/Directors  and  Principal
Officers except for Joel W. Motley and John V. Murphy (including Certified Board
Resolutions):  Previously  filed  with  Pre-Effective  Amendment  No.  1 to  the
Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176),
10/5/00, and incorporated herein by reference.

     (ii)  Power  of  Attorney  for  John  Murphy  (including   Certified  Board
Resolution):  Previously  filed  with  Post-Effective  Amendment  No.  41 to the
Registration  Statement of Oppenheimer U.S. Government Trust (Reg. No. 2-76645),
10/22/01, and incorporated herein by reference.

     (iii)  Power of  Attorney  for Joel W. Motley  (including  Certified  Board
Resolution):  Previously  filed  with  Post-Effective  Amendment  No.  8 to  the
Registration Statement of Oppenheimer International Small Company Fund (Reg. No.
333-31537), 10/22/02, and incorporated herein by reference.

     (p) Amended and Restated Code of Ethics of the Oppenheimer  Funds dated May
15,  2002 under Rule 17j-1 of the  Investment  Company  Act of 1940:  Previously
filed with  Post-Effective  Amendment  No. 29 to the  Registration  Statement of
Oppenheimer Discovery Fund (Reg. No. 33-371),  11/21/02, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 25. - Indemnification
--------------------------

     Reference  is made to the  provisions  of  Article  Seven  of  Registrant's
     Amended and Restated  Declaration  of Trust filed as Exhibit  23(a) to this
     Registration Statement, and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees,  officers and controlling  persons of
     Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant has  been  advised  that in the  opinion  of the  Securities  and  Exchange
     Commission  such  indemnification  is against public policy as expressed in the Securities Act of 1933 and is, therefore,  unenforceable.  In the event that a claim for  indemnification  against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling  person of Registrant in the successful  defense of any action, suit or  proceeding)  is asserted by such trustee,  officer or  controlling person,  Registrant  will,  unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction  the question  whether such  indemnification  by it is against public  policy  as  expressed  in the  Securities  Act of 1933  and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

     (a) OppenheimerFunds,  Inc. is the investment adviser of the Registrant; it and certain  subsidiaries  and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts
     A and B hereof and listed in Item 26(b) below.

     (b)  There  is  set  forth  below  information  as to any  other  business, profession,  vocation or employment  of a substantial  nature in which each officer and  director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position with
OppenheimerFunds, Inc.                        Other Business and Connections During the Past Two Years
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Timothy L. Abbuhl,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Agan,                                  Vice  President of  OppenheimerFunds  Distributor,  Inc. and Centennial
Vice President                                Asset  Management  Corporation;  Senior Vice President of  Shareholders
                                              Services, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Erik Anderson,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Janette Aprilante,                            Secretary  of  OppenheimerFunds  Distributor,  Inc.,  Centennial  Asset
Vice President & Secretary                    Management  Corporation,   Oppenheimer   Partnership  Holdings,   Inc.,

                                              Oppenheimer  Real  Asset  Management,   Inc.,   Shareholder   Financial
                                              Services,   Inc.,   Shareholder  Services,   Inc.,   HarbourView  Asset
                                              Management   Corporation,   OFI   Private   Investments,    Inc.,   OFI
                                              Institutional  Asset  Management,   Inc.  and  OppenheimerFunds  Legacy
                                              Program; Assistant Secretary of OFI Trust Company.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Hany S. Ayad,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Michael Banta,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Joanne Bardell,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lerae A. Barela,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kevin Baum,                                   None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeff Baumgartner,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Connie Bechtolt,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Behal                                  Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathleen Beichert,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Gerald Bellamy,                               Assistant Vice President of OFI Institutional Asset Management, Inc.
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Erik S. Berg,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Victoria Best,                                Vice President of OFI Institutional Asset Management, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rajeev Bhaman,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Craig Billings,                               Formerly President of Lorac Technologies, Inc. (June 1997-July 2001).
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark Binning,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert J. Bishop,                             Treasurer of  OppenheimerFunds,  Inc. and Centennial  Asset  Management
Vice President                                Corporation.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Tracey Blinzer,                               Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John R. Blomfield,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Chad Boll,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Antulio N. Bomfim,                            A senior  economist with the Federal  Reserve Board (June  1992-October
Vice President                                2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Bonomo,                                None
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jennifer Bosco,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lowell Scott Brooks,                          Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Joan Brunelle,                                None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Buckmaster,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Paul Burke,                                   None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Mark Burns,                                   None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Bruce Burroughs,                              None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Claudia Calich,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Debra Casey,                                  None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Ronald G. Chibnik,                            None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brett Clark,                                  None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
H.C. Digby Clements,                          None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Peter V. Cocuzza,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Susan Cornwell,                               Vice President of Centennial Asset Management Corporation,  Shareholder
Vice President                                Financial Services, Inc. and Shareholder Services, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Scott Cottier,                                None
Vice President: Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Laura Coulston,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie C. Cusker,                              None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

George Curry,                                 None.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Damian,                                  None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John M. Davis,                                Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Ruggero de'Rossi,                             Vice President of HarbourView Asset Management Corporation.
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Craig P. Dinsell,                             None
Executive Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Randall C. Dishmon,                           None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rebecca K. Dolan                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Steven D. Dombrower,                          Senior Vice President of OFI Private Investments,  Inc.; Vice President
Vice President                                of OppenheimerFunds Distributor, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Thomas Doyle,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Bruce C. Dunbar,                              None
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Edmiston,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel R. Engstrom,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James Robert Erven                            Formerly an Assistant Vice President/Senior  Trader with Morgan Stanley
Assistant Vice President                      Investment Management (1999-April 2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
George R. Evans,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward N. Everett,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kathy Faber,                                  None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

David Falicia,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott T. Farrar,                              Vice President of OFI Private Investments, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Katherine P. Feld,                            Vice   President  of   OppenheimerFunds,   Distributor,   Inc.  and  of
Vice President, Senior Counsel                Oppenheimer  Real Asset  Management,  Inc.; Vice  President,  Assistant
                                              Secretary and Director of Centennial Asset Management Corporation.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Emmanuel Ferreira,                            Formerly  a  portfolio   manager   with   Lashire   Investments   (July
Vice President                                1999-December 2002).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Ronald H. Fielding,                           Vice President of OppenheimerFunds  Distributor,  Inc.; Director of ICI
Chairman: Rochester Division                  Mutual Insurance Company;  Governor of St. John's College;  Chairman of
                                              the  Board of  Directors  of  International  Museum of  Photography  at
                                              George Eastman House.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brian Finley,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John E. Forrest,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jordan Hayes Foster,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
P. Lyman Foster,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Foxhoven,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Colleen M. Franca,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Richard Frank,                                None
Vice President: Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dominic Freud,                                Formerly,  a Partner  and  European  Equity  Portfolio  manager  at SLS
Vice President                                Management  (January  2002-February 2003) prior to which he was head of the  European  equities  desk and  managing  director  at SG Cowen (May
                                              1994-January 2002).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dan Gagliardo,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Hazem Gamal,                                  None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dan P. Gangemi,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Subrata Ghose,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles W. Gilbert,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alan C. Gilston,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Sharon M. Giordano-Auleta,                    None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill E. Glazerman,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mike Goldverg,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Bejamin J. Gord,                              Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional  Asset Management,  Inc. Formerly Executive Director with

                                              Miller  Anderson  Sherrerd,  a division  of Morgan  Stanley  Investment
                                              Management. (April 1992-March 2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Laura Granger,                                None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert B. Grill,                              None
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Gwynn,                                 None
Vice President: Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Haley,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marilyn Hall,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Ping Han,                                     None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kelly Haney,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Steve Hauenstein,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas B. Hayes,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michael Henry,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Catherine Heron,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dennis Hess,                                  None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dorothy F. Hirshman,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Daniel Hoelscher,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Edward Hrybenko,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott T. Huebl,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Margaret Hui,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Huttlin,                                 Vice  President  (Director  of  the  International   Division)  of  OFI
Vice President                                Institutional Asset Management, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James G. Hyland,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Steve P. Ilnitzki,                            None
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kathleen T. Ives,                             Vice   President   and   Assistant    Secretary   of   OppenheimerFunds
Vice President and Assistant Secretary        Distributor,  Inc. and Shareholder Services,  Inc.; Assistant Secretary
                                              of Centennial Asset  Management  Corporation,  OppenheimerFunds  Legacy
                                              Program and Shareholder Financial Services, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

William Jaume,                                Senior Vice President of HarbourView  Asset Management  Corporation and
Vice President                                OFI  Institutional  Asset  Management,  Inc.;  Director  of  OFI  Trust
                                              Company.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Frank V. Jennings,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Jennings,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Michael Johnson,                         Formerly Vice President,  Senior  Analyst/Portfolio  Manager at Aladdin
Assistant Vice President                      Capital Holdings Inc. (February 2001-May 2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles Kandilis,                             Formerly  managing director of Kandilis Capital  Management  (September
Assistant Vice President                      1993-August 2002).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer E. Kane,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lynn O. Keeshan,                              Assistant Treasurer of OppenheimerFunds Legacy Program
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas W. Keffer,                             None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Cristina J. Keller,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michael Keogh,                                Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Walter G. Konops,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James Kourkoulakos,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brian Kramer,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lisa Lamentino,                               None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Tracey Lange,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Latino,                                  Formerly  a Senior  Trader/Portfolio  Engineer  at Jacobs  Levy  Equity
Assistant Vice President                      Management (June 1996-August 2002).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Guy E. Leaf,                                  Formerly a Vice  President  of Merrill  Lynch  (January  2000-September
Vice President                                2001).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Christopher M. Leavy,                         None
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dina C. Lee,                                  Assistant Secretary of OppenheimerFunds Legacy Program.
Assistant Vice President & Assistant Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dana Lehrer,                                  Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Laura Leitzinger,                             Senior Vice President of Shareholder Services,  Inc.; Vice President of
Vice President                                Shareholder Financial Services, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael S. Levine,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gang Li,                                      None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Shanquan Li,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mitchell J. Lindauer,                         None
Vice President & Assistant General Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bill Linden,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Malissa B. Lischin,                           Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David P. Lolli,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel G. Loughran                            None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Patricia Lovett,                              Vice President of Shareholder Financial Services,  Inc. and Senior Vice
Vice President                                President of Shareholder Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dongyan Ma,                                   Formerly  an  Assistant  Vice  President  with  Standish  Mellon  Asset
Assistant Vice President                      Management (October 2001-October 2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve Macchia,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michael Magee,                                Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jerry Mandzij,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Angelo G. Manioudakis                         Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                         of  OFI  Institutional   Asset  Management,   Inc.  Formerly  Executive
                                              Director  and  portfolio  manager  for Miller,  Anderson & Sherrerd,  a division of Morgan Stanley  Investment  Management  (August  1993-April
                                              2002).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

LuAnn Mascia,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Susan Mattisinko,                             Formerly  an  Associate  at  Sidley  Austin  Brown and Wood LLP (1995 -
Vice President                                October 2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Elizabeth McCormack,                          Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Joseph McGovern,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles L. McKenzie,                          As of May 2003:  Chief Executive  Officer,  President,  Senior Managing
Senior Vice President                         Director and Director of HarbourView  Asset Management  Corporation and
                                              OFI  Institutional  Asset  Management,  Inc.;  President,  Chairman and
                                              Director of Trinity Investment Management Corporation

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Andrew J. Mika,                               None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joy Milan,                                    None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Denis R. Molleur,                             None
Vice President & Senior Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Nikolaos D. Monoyios,                         None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles Moon,                                 Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional  Asset Management,  Inc.  Formerly an Executive  Director

                                              and Portfolio  Manager with Miller  Anderson & Sherrerd,  a division of
                                              Morgan Stanley Investment Management (June 1999-March 2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Murphy,                                  Director  of  OppenheimerFunds  Distributor,   Inc.,  Centennial  Asset
Chairman, President, Chief                    Management Corporation,  HarbourView Asset Management Corporation,  OFI
Executive Officer & Director                  Private  Investments,  Inc., OFI Institutional  Asset Management,  Inc.

                                              and Tremont Advisers,  Inc.; Director of Trinity Investments Management
                                              Corporation;   President  and   Management   Director  of   Oppenheimer
                                              Acquisition  Corp.;  President and Director of Oppenheimer  Partnership
                                              Holdings,  Inc., Oppenheimer Real Asset Management,  Inc.; Chairman and
                                              Director  of  Shareholder  Financial  Services,  Inc.  and  Shareholder
                                              Services,  Inc.;  Executive Vice President of MassMutual Life Insurance
                                              Company; director of DLB Acquisition Corp.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kevin Murray,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas J. Murray,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kenneth Nadler,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Christina Nasta,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Annabel Neilon,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Nichols,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Barbara Niederbrach,                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

William Norman,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John O'Hare,                                  Formerly  Executive Vice  President and Portfolio  Manager (June 2000 -
Vice President                                August 2003) and Portfolio  Manager and Senior Vice  President  (August
                                              1997 - June 2000) at Geneva Capital Management, Ltd.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Frank J. Pavlak,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David P. Pellegrino,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Allison C. Pells,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Susan Pergament,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brian Petersen,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James F. Phillips,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Gary Pilc,                                    None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Peter E. Pisapia,                             Formerly,  Associate  Counsel  at  SunAmerica  Asset  Management  Corp.
Assistant Vice President & Assistant Counsel  (December 2000-December 2002).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jeaneen Pisarra,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Raghaw Prasad,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jane C. Putnam,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael E. Quinn,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie S. Radtke,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Norma J. Rapini,                              None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian N. Reid,                                Formerly  an  Assistant  Vice  President  with Eaton  Vance  Management
Assistant Vice President                      (January 2000-January 2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Marc Reinganum,                               Formerly  (until  August  2002)  Vaughn  Rauscher  Chair  in  Financial
Vice President                                Investments  and  Director,  Finance  Institute  of Southern  Methodist
                                              University, Texas.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jill Reiter,                                  None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kristina Richardson,                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Claire Ring,                                  None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Robertson,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rob Robis,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Antoinette Rodriguez,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Stacey Roode,                                 Formerly,  Assistant Vice President of Human Resources of OFI (200-July
Vice President                                2002)

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeffrey S. Rosen,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Stacy Roth,                                   None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James H. Ruff,                                President  and  Director  of  OppenheimerFunds  Distributor,  Inc.  and
Executive Vice President                      Centennial  Asset Management  Corporation;  Executive Vice President of
                                              OFI Private Investments, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Andrew Ruotolo,                               Vice  Chairman,  Treasurer,  Chief  Financial  Officer  and  Management
Executive Vice President, Chief Financial     Director of Oppenheimer  Acquisition  Corp.;  President and Director of
Officer and Director                          Shareholder Services,  Inc. and Shareholder  Financial Services,  Inc.;
                                              Director of Trinity Investment Management Corporation;  Chairman of the
                                              Board,  Chief  Executive  Officer,  President and Director of OFI Trust
                                              Company.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rohit Sah,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Valerie Sanders,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Karen Sandler,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Tricia Scarlata,                              Formerly,   Marketing   Manager  of   OppenheimerFunds,   Inc.   (April
Assistant Vice President                      2001-August 2002).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Rudi Schadt,                                  Formerly a consultant for Arthur Andersen (August  2001-February 2002);
Vice President                                director,  senior  quantitative  analyst at Brinson Partners (September
                                              2000,April 2001).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jill Schmitt,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Ellen P. Schoenfeld,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Maria Schulte,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott A. Schwegel,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Allan P. Sedmak                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jennifer L. Sexton,                           Senior Vice President of OFI Private Investments, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Martha A. Shapiro,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Navin Sharma,                                 Formerly,  Manager at BNP Paribas Cooper Neff Advisors (May  2001-April
Vice President                                2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Steven J. Sheerin,                            None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bonnie Sherman,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David C. Sitgreaves,                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward James Sivigny                          Formerly a Director for ABN Amro Securities (July 2001-July 2002).
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Enrique H. Smith,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Louis Sortino,                                None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Keith J. Spencer,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marco Antonio Spinar,                         Formerly,  Director of Business Operations at AOL Time Warner, AOL Time
Assistant Vice President                      Warner Book Group (June 2000-December 2001).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard A. Stein,                             None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur P. Steinmetz,                          Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jennifer Stevens,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gregory J. Stitt,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John P. Stoma,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Wayne Strauss,                                None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michael Stricker,                             Vice President of Shareholder Services, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Deborah A. Sullivan,                          Since December 2001, Secretary of OFI Trust Company.
Assistant Vice President,
Assistant Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mary Sullivan,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michael Sussman,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Susan B. Switzer,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Martin Telles,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Paul Temple,                                  Formerly a Vice President of Merrill Lynch (October 2001-January 2002).
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Vincent Toner,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Eamon Tubridy,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Keith Tucker,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James F. Turner,                              Formerly  portfolio  manager for  Technology  Crossover  Ventures  (May
Vice President                                2000-March 2001).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Cameron Ullyat,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Angela Utaro,                                 None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark S. Vandehey,                             Vice President of OppenheimerFunds Distributor,  Inc., Centennial Asset
Vice President                                Management Corporation and Shareholder Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maureen Van Norstrand,                        None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Vincent Vermette,                             Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Phillip F. Vottiero,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Teresa M. Ward,                               Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jerry A. Webman,                              Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christopher D. Weiler,                        None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Barry D. Weiss,                               Vice President of HarbourView Asset Management Corporation
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Melissa Lynn Weiss,                           Formerly an Associate at Hoguet Newman & Regal,  LLP (January  1998-May
Vice President                                2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christine Wells,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph J. Welsh,                              Vice President of HarbourView Asset Management Corporation.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Diederick Wermolder,                          Director of OppenheimerFunds  International Ltd.; Senior Vice President
Vice President                                (Managing Director of the International  Division) of OFI Institutional
                                              Asset Management, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Catherine M. White,                           Assistant Vice President of OppenheimerFunds Distributor,  Inc.; member
Assistant Vice President                      of the American Society of Pension Actuaries (ASPA) since 1995.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
William L. Wilby,                             Formerly  Senior  Vice  President  of  HarbourView   Asset   Management
Senior Vice President                         Corporation (May 1999-July 2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Donna M. Winn,                                President,   Chief  Executive  Officer  and  Director  of  OFI  Private
Senior Vice President                         Investments,  Inc.; Director and President of  OppenheimerFunds  Legacy
                                              Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kenneth Winston,                              None
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Philip Witkower,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brian W. Wixted,                              Treasurer    of    HarbourView     Asset    Management     Corporation;
Senior Vice President and                     OppenheimerFunds  International Ltd., Oppenheimer Partnership Holdings,
Treasurer                                     Inc.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder Services,
                                              Inc.,  Shareholder  Financial Services,  Inc., OFI Private Investments,
                                              Inc., OFI  Institutional  Asset Management,  Inc. and  OppenheimerFunds
                                              Legacy  Program;  Treasurer  and Chief  Financial  Officer of OFI Trust
                                              Company; Assistant Treasurer of Oppenheimer Acquisition Corp.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Carol Wolf,                                   Senior Vice  President of  HarbourView  Asset  Management  Corporation;
Senior Vice President                         serves on the Board of the Colorado Ballet.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kurt Wolfgruber,                              Director of Tremont  Advisers,  Inc. (as of January 2002),  HarbourView
Executive Vice President, Chief Investment    Asset Management  Corporation and OFI  Institutional  Asset Management,
Officer and Director                          Inc. (as of January 2003)

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Caleb C. Wong,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward C. Yoensky,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill Zachman,                                 None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lucy Zachman,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert G. Zack                                General  Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;
Senior Vice President and                     General  Counsel of Centennial  Asset  Management  Corporation;  Senior
General Counsel                               Vice  President and General  Counsel of  HarbourView  Asset  Management
                                              Corporation and OFI Institutional  Asset Management,  Inc.; Senior Vice
                                              President,  General  Counsel  and  Director  of  Shareholder  Financial
                                              Services,  Inc.,  Shareholder Services,  Inc., OFI Private Investments,
                                              Inc. and OFI Trust Company;  Vice President and Director of Oppenheimer
                                              Partnership   Holdings,   Inc.;   Secretary  and  General   Counsel  of
                                              Oppenheimer  Acquisition  Corp.;  Director and  Assistant  Secretary of
                                              OppenheimerFunds  International  Ltd.;  Director  of  Oppenheimer  Real
                                              Asset  Management,  Inc.;  Vice  President of  OppenheimerFunds  Legacy
                                              Program.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Neal A. Zamore,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark D. Zavanelli,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alex Zhou,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur J. Zimmer,                             Senior  Vice  President   (since  April  1999)  of  HarbourView   Asset
Senior Vice President                         Management Corporation.
--------------------------------------------- ------------------------------------------------------------------------

Item 27. Principal Underwriter
------------------------------

(a)      OppenheimerFunds  Distributor,  Inc.  is the  Distributor  of the  Registrant's  shares.  It is  also  the
Distributor of each of the other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the investment  adviser,  as described in Part A and B of this  Registration  Statement  and listed in Item 26(b) above
(except  Oppenheimer  Multi-Sector  Income Trust and Panorama Series Fund,  Inc.) and for MassMutual  Institutional
Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------- ------------------------------------ ---------------------------------
Name & Principal                                Position & Office                    Position and Office
Business Address                                with Underwriter                     with Registrant
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Agan(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Janette Aprilante(1)                            Secretary                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

James Barker                                    Vice President                       None
2901B N. Lakewood Avenue
Chicago, IL 60657

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen Beichert(1)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gabriella Bercze(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Robert J. Bishop(1)                             Treasurer                            None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Douglas S. Blankenship                          Vice President                       None
17011 Wood Bark Road
Springs, TX 77379

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Blinzler(1)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

David A Borrelli                                Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Michelle Brennan                                Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
L. Scott Brooks(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kevin E. Brosmith                               Senior Vice President                None
5 Deer Path
South Natlick, MA 01760

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Jeffrey W. Bryan                                Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Susan Burton                                    Vice President                       None
4127 Towne Green Circle

Addison, TX 75001
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen Mary Byron                             Vice President                       None
6 Dahlia Drive
Irvine, CA 92618
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Andrew Chonofsky                                Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert A. Coli                                  Vice President                       None
12 White Tail Lane
Bedminster, NJ 07921
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey D. Damia(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Davis(2)                                   Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                       Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Joseph A. DiMauro                               Vice President                       None
522 Lakeland Avenue
Grosse Pointe, MI 48230

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Steven Dombrower(2)                             Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

George P. Dougherty                             Vice President                       None
328 Regency Drive
North Wales, PA 19454

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Cliff H. Dunteman                               Vice President                       None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Eiler(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent M. Elwell                                  Vice President                       None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Gregg A. Everett                                Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

George R. Fahey                                 Senior Vice President                None
2 Pheasant Drive
Ringoes, NJ 08551

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric C. Fallon                                  Vice President                       None
10 Worth Circle
Newton, MA 02458
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Katherine P. Feld(2)                            Vice President                       Assistant Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Mark J. Ferro(2)                                Senior Vice President                None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick W. Flynn (1)                            Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John E. Forrest(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John ("J) Fortuna(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
P. Lyman Foster(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lucio Giliberti                                 Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Raquel Granahan(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Ralph Grant                                     Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael D. Guman                                Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Clifford W. Heidinger                           Vice President                       None
111 Ipswich Road
Boxford, MA 01921

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Phillipe D. Hemery                              Vice President                       None
5 Duck Pond Lane
Ramsey, NJ 07446

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Elyse R. Jurman Herman                          Vice President                       None
3150 Equestrian Drive
Boca Raton, FL 33496

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy G. Hetson                                 Vice President                       None
4 Craig Street
Jericho, NY 11753
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William E. Hortz(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Edward Hrybenko(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Husch(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kathleen T. Ives(1)                             Vice President & Assistant           Assistant Secretary
                                                Secretary

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Eric K. Johnson(1)                              Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark D. Johnson                                 Vice President                       None
15792 Scenic Green Court
Chesterfield, MO 63017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina J. Keller(2)                          Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Brian G. Kelly                                  Vice President                       None
76 Daybreak Road
Southport, CT 06490

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Keogh(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lisa Klassen(1)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Klein                                   Senior Vice President                None
4820 Fremont Avenue So.
Minneapolis, MN 55409
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Richard Knott(1)                                Senior Vice President                None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Dean Kopperud(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brent A. Krantz                                 Senior Vice President                None
P. O. Box 1313
Seahurst, WA 98062
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

David T. Kuzia                                  Vice President                       None
19102 Miranda Circle
Omaha, NE 68130

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Lange(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Paul R. LeMire                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Evan M. Lereah                                  Vice President                       None
1468 Catlin Lane
Alexandria, VA 22311

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Malissa Lischin(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James V. Loehle                                 Vice President                       None
30 Wesley Hill Lane
Warwick, NY 10990
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Montana Low                                     Vice President                       None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Craig Lyman                                     Vice President                       None
7578 Massachusetts Pl
Rancho Cucamonga, CA 91730

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

John J. Lynch                                   Vice President                       None
6325 Bryan Parkway
Dallas, TX 75214

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark Macken                                     Vice President                       None
462 Lincoln Avenue
Sayville, NY 11782
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Magee(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Steven C. Manns                                 Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Todd A. Marion                                  Vice President                       None
24 Midland Avenue

Cold Spring Harbor, NY 11724
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

LuAnn Mascia(2)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Theresa-Marie Maynier                           Vice President                       None
2421 Charlotte Drive
Charlotte, NC 28203
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Anthony P. Mazzariello                          Vice President                       None
8 Fairway Road
Sewickley, PA 15143

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John C. McDonough                               Vice President                       None
3812 Leland Street
Chevy Chase, MD 20815
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kent C. McGowan                                 Vice President                       None
9510 190th Place SE
Edmonds, WA 98020

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Daniel Melehan                                  Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Mark Mezzanotte                                 Vice President                       None
16 Cullen Way
Exeter, NH 03833

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Robert Moser(1)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

John V. Murphy(2)                               Director                             President

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy Jean Murray                               Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina Nasta(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Chad V. Noel                                    Vice President                       None
2408 Eagleridge Drive
Henderson, NV 89014
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Bradford Norford                                Vice President                       None
2217 Ivan Street #911
Dallas, TX 75201

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Alan Panzer                                     Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Perkes                                 Vice President                       None
8734 Shady Shore Drive
Frisco, TX 75034
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles K. Pettit                               Vice President                       None
22 Fall Meadow Drive
Pittsford, NY 14534
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Gazell Pettway, Jr.                             Vice President                       None
18970 Vogel Farm Trail
Eden Paire, MN 55347

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

William Presutti(2)                             Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elaine Puleo-Carter(2)                          Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Christopher L. Quinson                          Vice President                       None
7675 Cayuga Drive
Cincinnati, OH 45243

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Minnie Ra                                       Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Gary D. Rakan                                   Vice President                       None
10860 Fairwoods Drive
Fishers, IN 46038

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Dusting Raring                                  Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Michael A. Raso                                 Vice President                       None
3 Vine Place

Larchmont, NY 10538
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas Rentschler                              Vice President                       None
677 Middlesex Road
Grosse Pointe Park, MI 48230
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ruxandra Risko(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David R. Robertson(2)                           Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kenneth A. Rosenson                             Vice President                       None
24753 Vantage Pt. Terrace

Malibu, CA 90265
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James H. Ruff(2)                                President & Director                 None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William R. Rylander                             Vice President                       None
85 Evergreen Road
Vernon, CT 06066
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Thomas Sabow                                    Vice President                       None
6617 Southcrest Drive
Edina, MN 55435

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

John Saunders                                   Vice President                       None
911 North Orange Avenue #401
Orlando, FL 32801

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Tonya Sax                                       Vice President                       None
2625 N. Paula Drive
Dunedin, FL 34698

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alfredo Scalzo                                  Vice President                       None
9616 Lake Chase Island Way
Tampa, FL 33626
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Jill E. Schmitt (Crockett)(2)                   Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Thomas Schmitt(2)                               Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Sharp                                      Vice President                       None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Debbie A. Simon                                 Vice President                       None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Douglas Bruce Smith                             Vice President                       None
8927 35th Street W.
University Place, WA 98466

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Bryan Stein                                     Vice President                       None
5897 NW 120th Terrace
Coral Springs, FL 33076

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
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John Stoma(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Brian C. Summe                                  Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Sussman(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George T. Sweeney                               Senior Vice President                None
5 Smoke House Lane
Hummelstown, PA 17036
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
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James Taylor(2)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Martin Telles(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

David G. Thomas                                 Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Bryan K.Toma                                    Vice President                       None
7311 W. 145th Terrace
Overland Park, KS 66223

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
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Mark Vandehey(1)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Vincent Vermete                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kenneth Lediard Ward                            Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Teresa Ward(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael J. Weigner                              Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donn Weise                                      Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------- ------------------------------------ ---------------------------------
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Catherine White(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
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Thomas Wilson(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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Donna Winn(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
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Philip Witkower(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cary Patrick Wozniak                            Vice President                       None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

John Charles Young                              Vice President                       None
3914 Southwestern
Houston, TX 77005

----------------------------------------------- ------------------------------------ ---------------------------------
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Gregor D. Yuska                                 Vice President                       None
16035 Canterbury Estates Dr.
Ellisville, MO 63021
----------------------------------------------- ------------------------------------ ---------------------------------
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Robert G. Zack(2)                               General Counsel & Director           Secretary
----------------------------------------------- ------------------------------------ ---------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)Two World Financial Center, 225 Liberty Street, 11th Floor,
   New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

     The  accounts,  books and other  documents  required  to be  maintained  by
     Registrant  pursuant to Section 31(a) of the Investment Company Act of 1940
     and rules promulgated thereunder are in the possession of OppenheimerFunds,
     Inc.  at its  offices  at  6803  South  Tucson  Way,  Centennial,  Colorado
     80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                                    SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act of 1933  and/or the
     Investment Company Act of 1940, the Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to Rule 485(b)  under the  Securities  Act of 1933 and has duly caused this
     Registration  Statement  to be  signed on its  behalf  by the  undersigned, thereunto duly authorized, in the City of New York and State of New York on the 18th day of December, 2003.

                                    Oppenheimer Emerging Growth Fund

                                 By:  /s/ John V. Murphy*
                                ----------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Trustee

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
     Registration  Statement has been signed below by the  following  persons in the capacities on the dates indicated:

Signatures                          Title                        Date
----------                          -----                        ----

/s/ Clayton K. Yeutter*              Chairman of the
---------------------------          Board of Trustees       December 18, 2003
Clayton K.Yeutter

/s/ Donald W. Spiro*                 Vice Chairman of the    December 18, 2003
-------------------------            Board and Trustees
Donald W. Spiro

/s/ John V. Murphy*                  President, Principal
--------------------------           Executive Officer       December 18, 2003
John V. Murphy                       & Trustee

/s/ Brian W. Wixted*                 Treasurer, Principal    December 18, 2003
-----------------------              Financial and
Brian W. Wixted                      Accounting Officer

/s/ Robert G. Galli*                 Trustee                 December 18, 2003

--------------------
Robert G. Galli

/s/ Phillip A. Griffiths*            Trustee                 December 18, 2003
----------------------

Phillip A. Griffiths

/s/ Joel W. Motley*                  Trustee                 December 18, 2003

--------------------
Joel W. Motley

/s/ Kenneth A. Randall*              Trustee                 December 18, 2003

-------------------------
Kenneth A. Randall

/s/ Edward V. Regan*                 Trustee                 December 18, 2003
-----------------------

Edward V. Regan

/s/ Russell S. Reynolds, Jr.*        Trustee                December 18, 2003

----------------------------
Russell S. Reynolds, Jr.

*By:  /s/ Robert G. Zack
        -----------------------------------------
        Robert G. Zack, Attorney-in-Fact

                                         Oppenheimer Emerging Growth Fund

                                           Post-Effective Amendment No.

                                       Registration Statement No. 333-44176

                                                   EXHIBIT INDEX
                                                   -------------

Exhibit No.       Description
-----------       -----------

23(d)(ii)        Amended and Restated Investment Advisory Agreement dated January 1, 2004

23(j)             Independent Auditors' Consent.